UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08399

PIMCO Variable Insurance Trust

(Exact name of registrant as specified in charter)

840 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive offices)

John P. Hardaway

Treasurer and Principal Financial Officer

PIMCO Variable Insurance Trust

840 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Brendan C. Fox

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (866) 746-2606

Date of fiscal year end: December 31

Date of reporting period: September 30, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Table of Contents

- All Asset Portfolio

- CommodityRealReturn® Strategy Portfolio

- Emerging Markets Bond Portfolio

- Foreign Bond Portfolio (Unhedged)

- Foreign Bond Portfolio (U.S. Dollar-Hedged)

- Global Bond Portfolio (Unhedged)

- Global Multi-Asset Portfolio

- High Yield Portfolio

- Long-Term U.S. Government Portfolio

- Low Duration Portfolio

- Money Market Portfolio

- Real Return Portfolio

- Short-Term Portfolio

- Small Cap StocksPLUS® TR Portfolio

- Total Return Portfolio

Schedule of Investments

All Asset Portfolio

September 30, 2009 (Unaudited)

	SHARES	MARKET VALUE (000s)
PIMCO FUNDS (a)(b) 100.1%
CommodityRealReturn Strategy Fund®	9,370,074	$72,056
Convertible Fund	2,564,661	30,212
Developing Local Markets Fund	1,796,711	17,805
Diversified Income Fund	3,883,144	40,346
EM Fundamental IndexPLUSTM TR Strategy Fund	2,189,563	39,412
Emerging Local Bond Fund	2,657,441	26,043
Emerging Markets Bond Fund	2,830,232	28,953
Floating Income Fund	2,593,949	22,049
Foreign Bond Fund (Unhedged)	5,456	55
Fundamental Advantage Total Return Strategy Fund	20,877,568	112,321
Fundamental IndexPLUSTM Fund	434,907	3,275
Fundamental IndexPLUSTM TR Fund	1,492,915	12,451
Global Advantage Strategy Bond Fund	2,907,249	32,910
High Yield Fund	1,887,239	16,004
Income Fund	3,282,098	31,968
International StocksPLUS® TR Strategy Fund (Unhedged)	468,096	3,684
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	1,576,323	16,015
Investment Grade Corporate Bond Fund	19,538,516	218,245
Long Duration Total Return Fund	4,972,604	56,340
Long-Term Credit Fund	6,829,294	80,244
Long-Term U.S. Government Fund	6,085,609	71,810
Low Duration Fund	6,429,151	65,642
Real Return Asset Fund	39,136,841	429,723
Real Return Fund	8,851,612	95,243
RealEstateRealReturn Strategy Fund	1,320,721	5,415
Short-Term Fund	10,861,421	106,442
Small Cap StocksPLUS® TR Fund	1,211,125	11,288
StocksPLUS® Total Return Fund	605,756	4,543
Total Return Fund	4,106,900	44,847

Total PIMCO Funds (Cost $1,541,852)		1,695,341

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.1%
REPURCHASE AGREEMENTS 0.1%
State Street Bank and Trust Co.
0.010% due 10/01/2009	$1,473	1,473

(Dated 09/30/2009. Collateralized by U.S. Treasury Bills 0.000% due 11/27/2009 valued at $1,505. Repurchase proceeds are $1,473.)
Total Short-Term Instruments (Cost $1,473)		1,473

Total Investments 100.2% (Cost $1,543,325)		$1,696,814
Other Assets and Liabilities (Net) (0.2%)		(2,595)

Net Assets 100.0%		$1,694,219

Notes to Schedule of Investments (amounts in thousands):

(a) Affiliated to the Portfolio.

(b) Institutional Class Shares of each PIMCO Fund.

(c) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of September 30, 2009 in valuing the Portfolio’s assets and liabilities:

Category++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 09/30/2009
PIMCO Funds	$1,695,341	$0	$0	$1,695,341
Short-Term Instruments	0	1,473	0	1,473

Investments, at value	$1,695,341	$1,473	$0	$1,696,814

+	See note 4 in the Supplementary Notes to Schedule of Investments for additional information.

++	Refer to the Schedule of Investments for additional information.

See Accompanying Notes

Consolidated Schedule of Investments

CommodityRealReturn® Strategy Portfolio

September 30, 2009 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
CORPORATE BONDS & NOTES 34.8%
BANKING & FINANCE 28.9%
American Express Bank FSB
5.500% due 04/16/2013		$500	$528
American Express Centurion Bank
0.324% due 07/13/2010		1,000	991
American Express Credit Corp.
0.396% due 10/04/2010		600	593
0.401% due 06/16/2011		500	489
1.646% due 05/27/2010		1,000	1,002
5.875% due 05/02/2013		400	425
American International Group, Inc.
8.175% due 05/15/2058		800	486
ANZ National International Ltd.
0.865% due 08/19/2014		1,000	997
6.200% due 07/19/2013		1,300	1,424
Bank of America Corp.
5.375% due 06/15/2014		1,000	1,035
7.375% due 05/15/2014		200	223
Bank of Scotland PLC
4.880% due 04/15/2011		700	709
Barclays Bank PLC
7.434% due 09/29/2049		200	178
Caterpillar Financial Services Corp.
1.033% due 06/24/2011		3,500	3,526
Citibank N.A.
0.498% due 05/07/2012		3,200	3,206
Citigroup Funding, Inc.
1.518% due 05/07/2010		4,600	4,604
Citigroup, Inc.
0.313% due 12/28/2009		800	799
Commonwealth Bank of Australia
0.573% due 09/17/2014		15,800	15,770
0.925% due 07/12/2013		8,900	8,877
Countrywide Home Loans, Inc.
4.000% due 03/22/2011		300	305
Credit Suisse USA, Inc.
0.505% due 11/20/2009		300	300
Dexia Credit Local
2.375% due 09/23/2011		2,100	2,130
General Electric Capital Corp.
0.292% due 09/21/2012		2,800	2,803
0.292% due 12/21/2012		2,100	2,101
0.414% due 05/08/2012		4,000	4,001
0.518% due 06/01/2012		15,000	15,085
2.625% due 12/28/2012		5,000	5,128
Genworth Financial, Inc.
6.515% due 05/22/2018		1,000	858
Goldman Sachs Group, Inc.
0.583% due 06/28/2010		1,000	1,002
0.739% due 03/22/2016		2,000	1,889
1.010% due 01/12/2015		6,500	6,230
6.600% due 01/15/2012		300	326
HBOS PLC
6.750% due 05/21/2018		1,000	893
HCP, Inc.
6.700% due 01/30/2018		1,000	964
HSBC Finance Corp.
6.750% due 05/15/2011		3,000	3,163
JPMorgan Chase & Co.
5.375% due 10/01/2012		200	215
LeasePlan Corp. NV
3.000% due 05/07/2012		700	717
Lehman Brothers Holdings, Inc.
6.875% due 05/02/2018 (a)		700	128
7.000% due 09/27/2027 (a)		100	18
Liberty Mutual Group, Inc.
5.750% due 03/15/2014		1,000	943
Marsh & McLennan Cos., Inc.
5.750% due 09/15/2015		3,000	3,168
Merna Reinsurance Ltd.
0.932% due 07/07/2010		1,000	973
Merrill Lynch & Co., Inc.
0.544% due 06/05/2012		2,000	1,924
6.400% due 08/28/2017		500	507
Metropolitan Life Global Funding I
1.418% due 09/17/2012		2,500	2,495
Morgan Stanley
0.642% due 06/20/2012		3,700	3,738
0.744% due 02/10/2012		3,400	3,426
0.760% due 01/18/2011		2,000	1,982
0.989% due 10/15/2015		600	550
2.550% due 05/14/2010		6,400	6,471
National Australia Bank Ltd.
1.048% due 07/08/2014		7,900	7,874
5.350% due 06/12/2013		1,000	1,067
New York Life Global Funding
4.650% due 05/09/2013		1,000	1,054
Pacific Life Global Funding
5.150% due 04/15/2013		300	314
ProLogis
6.625% due 05/15/2018		500	462
Residential Reinsurance 2007 Ltd.
7.611% due 06/07/2010		500	507
Royal Bank of Scotland Group PLC
1.403% due 04/23/2012		500	508
Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049		700	617
Simon Property Group LP
5.750% due 12/01/2015		300	307
UBS AG
1.532% due 09/29/2011		3,500	3,492
Wachovia Bank N.A.
0.418% due 12/02/2010		400	400
1.350% due 05/14/2010		1,000	1,005
Wachovia Corp.
0.633% due 04/23/2012		600	588
0.639% due 10/15/2011		1,000	986
2.253% due 05/01/2013		2,000	2,024
Wells Fargo Capital XIII
7.700% due 12/29/2049		500	442
Westpac Banking Corp.
0.582% due 09/10/2014		300	299

			142,241

INDUSTRIALS 4.4%
AutoZone, Inc.
5.875% due 10/15/2012		1,600	1,713
Cardinal Health, Inc.
6.000% due 06/15/2017		1,500	1,582
Dow Chemical Co.
2.718% due 08/08/2011		1,200	1,220
4.850% due 08/15/2012		1,000	1,041
Falconbridge Ltd.
5.375% due 06/01/2015		2,000	1,998
7.350% due 06/05/2012		400	429
Gaz Capital S.A.
8.146% due 04/11/2018		200	212
JC Penney Corp., Inc.
7.950% due 04/01/2017		700	728
Masco Corp.
6.125% due 10/03/2016		1,000	950
PACCAR, Inc.
1.469% due 09/14/2012		1,700	1,705
Rexam PLC
6.750% due 06/01/2013		400	429
Roche Holdings, Inc.
2.393% due 02/25/2011		1,000	1,028
RPM International, Inc.
6.500% due 02/15/2018		1,000	925
Spectra Energy Capital LLC
5.668% due 08/15/2014		1,000	1,063
Starwood Hotels & Resorts Worldwide, Inc.
6.750% due 05/15/2018		1,000	949
Time Warner, Inc.
0.684% due 11/13/2009		3,800	3,801
UST, Inc.
6.625% due 07/15/2012		900	986
Waste Management, Inc.
6.100% due 03/15/2018		700	746

			21,505

UTILITIES 1.5%
American Electric Power Co., Inc.
5.250% due 06/01/2015		300	314
AT&T, Inc.
0.572% due 02/05/2010		900	901
Constellation Energy Group, Inc.
7.000% due 04/01/2012		1,400	1,507
Sempra Energy
6.150% due 06/15/2018		1,000	1,086
Verizon Wireless Capital LLC
3.025% due 05/20/2011		3,000	3,105
3.750% due 05/20/2011		500	516

			7,429

Total Corporate Bonds & Notes (Cost $170,501)			171,175

MUNICIPAL BONDS & NOTES 0.1%
Ohio State Buckeye Tobacco Settlement Financing
Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047		200	163
West Virginia State Tobacco Settlement Financing
Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047		100	79

Total Municipal Bonds & Notes (Cost $288)			242

U.S. GOVERNMENT AGENCIES 17.1%
Fannie Mae
0.422% due 08/05/2010		337	337
0.596% due 05/25/2042		18	16
2.251% due 03/01/2044 - 10/01/2044		351	351
3.440% due 11/01/2034		129	131
4.158% due 05/25/2035		199	203
5.000% due 10/01/2039		1,600	1,653
5.210% due 07/01/2035		279	293
5.346% due 11/01/2035		545	573
5.377% due 01/01/2036		327	348
5.500% due 10/01/2039 - 11/01/2039		37,300	38,957
5.950% due 02/25/2044		67	72
6.000% due 07/01/2037 - 10/01/2039		22,216	23,437
Freddie Mac
0.343% due 02/01/2011		413	413
0.393% due 07/15/2019 - 10/15/2020		2,706	2,652
0.473% due 02/15/2019		2,482	2,465
0.506% due 08/25/2031		3	3
2.251% due 02/25/2045		184	174
4.031% due 01/01/2034		20	20
4.500% due 05/15/2017		34	35
5.000% due 02/15/2020		472	494
5.500% due 05/15/2016 - 10/01/2039		6,723	7,028
6.500% due 03/01/2039		293	313
6.613% due 10/01/2036		1,340	1,417
6.633% due 09/01/2036		1,150	1,219
6.701% due 07/01/2036		1,158	1,231
Ginnie Mae
6.000% due 01/15/2029 - 05/15/2036		47	50

Total U.S. Government Agencies (Cost $83,440)			83,885

U.S. TREASURY OBLIGATIONS 89.4%
Treasury Inflation Protected Securities (c)
0.875% due 04/15/2010 (h)		5,911	5,921
1.250% due 04/15/2014		22,910	23,289
1.375% due 07/15/2018		6,891	6,831
1.625% due 01/15/2015		45,720	46,620
1.625% due 01/15/2018		10,495	10,610
1.875% due 07/15/2013		26,182	27,082
1.875% due 07/15/2015		20,071	20,761
1.875% due 07/15/2019		7,615	7,848
2.000% due 04/15/2012		1,804	1,872
2.000% due 01/15/2014		8,974	9,308
2.000% due 07/15/2014		27,614	28,727
2.000% due 01/15/2016		47,670	49,518
2.125% due 01/15/2019		7,824	8,222
2.375% due 04/15/2011		49,738	51,293
2.375% due 01/15/2017		18,795	20,017
2.375% due 01/15/2025		2,057	2,158
2.500% due 07/15/2016		14,957	16,041
2.625% due 07/15/2017		19,951	21,684
3.000% due 07/15/2012		61,283	65,247
3.375% due 01/15/2012		4,003	4,263
3.500% due 01/15/2011		1,547	1,612
3.625% due 04/15/2028		5,592	6,924
3.875% due 04/15/2029		131	169
U.S. Treasury Notes
0.875% due 04/30/2011 (h)		832	835
1.125% due 06/30/2011		2,100	2,113
3.000% due 08/31/2016		500	503

Total U.S. Treasury Obligations (Cost $432,463)			439,468

MORTGAGE-BACKED SECURITIES 2.8%
Banc of America Large Loan, Inc.
0.753% due 08/15/2029		1,257	987
Bear Stearns Adjustable Rate Mortgage Trust
2.216% due 03/25/2035		112	99
2.490% due 08/25/2035		98	86
2.900% due 03/25/2035		321	287
4.550% due 08/25/2035		175	154
4.673% due 01/25/2035		1,128	993
Bear Stearns Mortgage Funding Trust
0.316% due 02/25/2037		224	191
Bear Stearns Structured Products, Inc.
5.636% due 01/26/2036		745	425
Citigroup Commercial Mortgage Trust
5.888% due 12/10/2049		91	79
Citigroup Mortgage Loan Trust, Inc.
4.248% due 08/25/2035		174	143
4.700% due 12/25/2035		1,715	1,468
4.748% due 08/25/2035		126	109
5.985% due 09/25/2037		2,387	1,484
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.617% due 10/15/2048		400	370
5.886% due 11/15/2044		200	187
Countrywide Alternative Loan Trust
0.441% due 12/20/2046		2,950	1,450
6.000% due 02/25/2037		626	533
Countrywide Home Loan Mortgage Pass-Through Trust
3.769% due 11/19/2033		21	20
4.004% due 08/25/2034		104	68
First Horizon Alternative Mortgage Securities
3.525% due 06/25/2034		37	29
Greenpoint Mortgage Funding Trust
0.326% due 01/25/2047		447	357
0.516% due 11/25/2045		21	11
Harborview Mortgage Loan Trust
0.486% due 03/19/2036		117	55
JPMorgan Chase Commercial Mortgage Securities Corp.
5.336% due 05/15/2047		340	292
5.429% due 12/12/2043		310	287
JPMorgan Mortgage Trust
5.012% due 02/25/2035		1,451	1,390
LB-UBS Commercial Mortgage Trust
5.866% due 09/15/2045		200	177
MASTR Adjustable Rate Mortgages Trust
3.111% due 11/21/2034		100	79
Merrill Lynch Countrywide Commercial Mortgage Trust
5.700% due 09/12/2049		100	79
MLCC Mortgage Investors, Inc.
4.250% due 10/25/2035		697	606
Morgan Stanley Capital I
6.076% due 06/11/2049		25	22
Residential Accredit Loans, Inc.
2.261% due 09/25/2045		336	183
Structured Adjustable Rate Mortgage Loan Trust
2.451% due 01/25/2035		31	15
3.750% due 02/25/2034		51	42
Structured Asset Mortgage Investments, Inc.
0.576% due 10/19/2034		41	34
Wachovia Bank Commercial Mortgage Trust
0.323% due 06/15/2020		824	653
5.418% due 01/15/2045		310	283
5.572% due 10/15/2048		200	176

Total Mortgage-Backed Securities (Cost $15,538)			13,903

ASSET-BACKED SECURITIES 5.2%
American Express Credit Account Master Trust
1.193% due 08/15/2012		3,400	3,405
Bank of America Auto Trust
1.700% due 12/15/2011		3,500	3,511
Carrington Mortgage Loan Trust
0.566% due 10/25/2035		221	200
Chase Issuance Trust
0.694% due 09/17/2012		3,000	3,000
First Franklin Mortgage Loan Asset-Backed Certificates
0.286% due 01/25/2038		131	125
Ford Credit Auto Owner Trust
0.357% due 09/15/2010		1,000	1,000
1.143% due 01/15/2011		1,645	1,647
2.000% due 12/15/2011		1,500	1,513
GSAMP Trust
0.316% due 12/25/2036		285	172
Honda Auto Receivables Owner Trust
1.500% due 08/15/2011		500	503
Morgan Stanley ABS Capital I
0.296% due 11/25/2036		222	216
Morgan Stanley Mortgage Loan Trust
6.000% due 07/25/2047		343	258
Nomura Asset Acceptance Corp.
0.386% due 01/25/2036		1	1
Option One Mortgage Loan Trust
0.296% due 01/25/2037		65	64
SLM Student Loan Trust
0.544% due 04/25/2019		2,200	2,077
2.004% due 04/25/2023		7,253	7,507
Specialty Underwriting & Residential Finance
0.306% due 01/25/2038		325	230
WaMu Asset-Backed Certificates
0.296% due 01/25/2037		207	144

Total Asset-Backed Securities (Cost $25,651)			25,573

SOVEREIGN ISSUES 5.4%
Societe Financement de l’Economie Francaise
0.713% due 07/16/2012		5,000	5,006
2.125% due 01/30/2012		500	507
2.875% due 09/22/2014		21,000	20,987

Total Sovereign Issues (Cost $26,390)			26,500

FOREIGN CURRENCY-DENOMINATED ISSUES 2.6%
General Electric Capital Corp.
6.500% due 09/15/2067	GBP	1,000	1,277
Japan Government CPI Linked Bond
0.800% due 12/10/2015	JPY	160,480	1,667
1.100% due 12/10/2016		119,760	1,246
1.200% due 06/10/2017		402,400	4,178
1.200% due 12/10/2017		209,790	2,171
1.400% due 06/10/2018		49,700	517
Republic of Germany Government Bond
2.250% due 04/15/2013 (c)	EUR	1,049	1,625
Royal Bank of Scotland Group PLC
7.092% due 10/29/2049		100	74
Svenska Handelsbanken AB
0.951% due 03/16/2015		100	143

Total Foreign Currency-Denominated Issues (Cost $12,061)			12,898

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.1%
Wells Fargo & Co.
7.500% due 12/31/2049		300	268

Total Convertible Preferred Securities (Cost $300)			268

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 18.5%
CERTIFICATES OF DEPOSIT 1.4%
Barclays Bank PLC
1.109% due 03/23/2011		$6,700	6,695

REPURCHASE AGREEMENTS 3.0%
JPMorgan Chase Bank N.A.
0.030% due 10/01/2009		1,000	1,000
(Dated 09/30/2009. Collateralized by U.S. Treasury Notes 2.750% due 02/28/2013 valued at $1,028. Repurchase proceeds are $1,000.)
0.040% due 10/01/2009		2,500	2,500
(Dated 09/30/2009. Collateralized by U.S. Treasury Inflation Protected Securities 1.875% due 07/15/2013 valued at $2,563. Repurchase proceeds are $2,500.)
State Street Bank and Trust Co.
0.010% due 10/01/2009		11,289	11,289
(Dated 09/30/2009. Collateralized by U.S. Treasury Bills 0.000% due 11/27/2009 valued at $11,519. Repurchase proceeds are $11,289.)

			14,789

U.S. CASH MANAGEMENT BILLS 1.5%
0.190% due 04/01/2010 (e)		7,570	7,564

U.S. TREASURY BILLS 3.8%
0.203% due 02/25/2010 - 03/25/2010 (b)(e)(f)		18,743	18,730

	SHARES
SHORT-TERM FLOATING NAV PORTFOLIO (d) 8.8%
		4,330,351	43,360

Total Short-Term Instruments (Cost $91,137)			91,138

PURCHASED OPTIONS (j) 0.0% (Cost $276)			107

Total Investments 176.0% (Cost $858,045)			$865,157

Written Options (k) (0.2%) (Premiums $1,141)			(742)

Other Assets and Liabilities (Net) (75.8%)			(372,807)

Net Assets 100.0%			$491,608

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) Coupon represents a weighted average rate.

(c) Principal amount of security is adjusted for inflation.

(d) Affiliated to the Portfolio.

(e) Securities with an aggregate market value of $10,542 have been pledged as collateral for swap and swaption contracts on September 30, 2009.

(f) Securities with an aggregate market value of $570 have been pledged as collateral for delayed-delivery mortgage-backed securities on September 30, 2009.

(g) The average amount of borrowings while outstanding during the period ended September 30, 2009 was $60,657 at a weighted average interest rate of 0.594%. On September 30, 2009, there were no open reverse repurchase agreements.

(h) Securities with an aggregate market value of $600 and cash of $204 have been pledged as collateral for the following open futures contracts on September 30, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Euribor December Futures	Long	12/2010	30	$24
90-Day Euribor June Futures	Long	06/2010	12	21
90-Day Euribor September Futures	Long	09/2010	43	50
90-Day Eurodollar December Futures	Long	12/2009	216	220
90-Day Eurodollar March Futures	Long	03/2010	181	1,188
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	66	153
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2010	17	19

				$1,675

(i) Swap agreements outstanding on September 30, 2009:

Asset Swaps

Underlying Asset	Receive	Pay Floating Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
Republic of Germany Government Inflation-Linked Bond 2.250% due 04/15/2013	Cash Flow from Underlying Asset	6-Month EUR-LIBOR	04/15/2013	BCLY	EUR	1,000	$(166)	$(149)	$(17)

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection(1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at September 30, 2009(3)	Notional Amount(4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
American Electric Power Co., Inc.	MSC	(0.470%)	06/20/2015	0.475%	$300	$0	$0	$0
AutoZone, Inc.	BOA	(0.620%)	12/20/2012	0.536%	1,600	(5)	0	(5)
Cardinal Health, Inc.	DUB	(0.590%)	06/20/2017	0.501%	1,500	(9)	0	(9)
Constellation Energy Group, Inc.	JPM	(0.665%)	06/20/2012	2.104%	1,400	52	0	52
Genworth Financial, Inc.	BCLY	(0.960%)	06/20/2018	4.544%	400	89	0	89
Genworth Financial, Inc.	DUB	(0.980%)	06/20/2018	4.544%	600	132	0	132
HCP, Inc.	GSC	(2.910%)	03/20/2018	2.005%	1,000	(62)	0	(62)
JC Penney Corp., Inc.	DUB	(1.000%)	06/20/2017	1.000%	800	51	51	0
Liberty Mutual Group, Inc.	BOA	(1.390%)	03/20/2014	2.253%	1,000	34	0	34
Marsh & McLennan Cos., Inc.	BOA	(0.830%)	09/20/2015	0.452%	2,000	(42)	0	(42)
Marsh & McLennan Cos., Inc.	DUB	(0.600%)	09/20/2015	0.452%	1,000	(8)	0	(8)
Masco Corp.	CITI	(1.910%)	12/20/2016	2.125%	1,000	12	0	12
ProLogis	MSC	(1.320%)	06/20/2018	2.487%	500	40	0	40
Rexam PLC	BCLY	(1.450%)	06/20/2013	1.075%	400	(6)	0	(6)
RPM International, Inc.	GSC	(1.500%)	03/20/2018	1.428%	1,000	(5)	0	(5)
Sempra Energy	DUB	(0.670%)	06/20/2018	0.769%	1,000	7	0	7
Simon Property Group LP	RBS	(1.010%)	12/20/2015	1.481%	300	8	0	8
Spectra Energy Capital LLC	BOA	(0.830%)	09/20/2014	0.581%	1,000	(12)	0	(12)
Starwood Hotels & Resorts Worldwide, Inc.	BOA	(1.490%)	06/20/2018	2.992%	1,000	97	0	97
UST, Inc.	BOA	(0.340%)	09/20/2012	0.123%	900	(6)	0	(6)
Waste Management, Inc.	JPM	(0.790%)	03/20/2018	0.809%	700	1	0	1
Xstrata Canada Corp.	BOA	(0.910%)	06/20/2012	0.962%	400	0	0	0
Xstrata Canada Corp.	BOA	(1.100%)	06/20/2015	1.228%	2,000	13	0	13

						$381	$51	$330

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection(2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2009(3)	Notional Amount(4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
Ford Motor Credit Co. LLC	JPM	3.850%	09/20/2012	5.348%	$100	$(4)	$0	$(4)

Credit Default Swaps on Credit Indices - Buy Protection(1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount(4)	Market Value(5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.HY-12 5-Year Index	DUB	(5.000%)	06/20/2014	$3,666	$219	$176	$43
CDX.HY-12 5-Year Index	MSC	(5.000%)	06/20/2014	1,034	62	56	6
CDX.HY-12 5-Year Index	UBS	(5.000%)	06/20/2014	282	17	17	0
CDX.IG-9 5-Year Index	MLP	(0.600%)	12/20/2012	488	12	31	(19)
CDX.IG-12 5-Year Index	DUB	(1.000%)	06/20/2014	17,300	70	404	(334)
CDX.IG-12 5-Year Index	MSC	(1.000%)	06/20/2014	7,500	30	286	(256)

					$410	$970	$(560)

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities compromising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive	1-Month EUR- CPTFEMU Index	2.275%	10/15/2016	UBS	EUR	400	$5	$0	$5
Pay	1-Month EUR- FRCPXTOB Index	2.103%	10/15/2010	BCLY		500	28	0	28
Pay	1-Month EUR- FRCPXTOB Index	2.040%	02/21/2011	BNP		1,700	90	0	90
Receive	1-Month EUR- FRCPXTOB Index	2.028%	10/15/2011	JPM		600	31	0	31
Pay	1-Month EUR- FRCPXTOB Index	2.095%	10/15/2011	UBS		1,100	62	0	62
Pay	1-Month EUR- FRCPXTOB Index	1.988%	12/15/2011	BNP		900	35	0	35
Pay	1-Month EUR- FRCPXTOB Index	2.350%	10/15/2016	UBS		400	(6)	0	(6)
Pay	1-Month EUR- FRCPXTOB Index	2.353%	10/15/2016	JPM		300	(5)	0	(5)
Pay	1-Year BRL-CDI	12.410%	01/04/2010	UBS	BRL	1,000	15	3	12
Pay	1-Year BRL-CDI	10.115%	01/02/2012	MSC		4,100	(104)	(73)	(31)
Pay	1-Year BRL-CDI	10.680%	01/02/2012	BCLY		5,400	(74)	(86)	12
Pay	1-Year BRL-CDI	14.765%	01/02/2012	HSBC		200	8	1	7
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		800	34	2	32
Pay	6-Month GBP- LIBOR	6.000%	03/20/2010	DUB	GBP	200	8	3	5

							$127	$(150)	$277

Total Return Swaps on Commodities

Pay/Receive Commodity Exchange	Reference Entity	(Pay)/Receive Fixed Price Per Unit	Maturity Date	Counterparty	# of Units	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive	CBOT Corn December Futures	$0.000	11/26/2010	MSC	195	$(104)	$0	$(104)
Pay	CBOT Wheat December Futures	0.000	11/20/2009	CITI	115	244	0	244
Pay	CBOT Wheat December Futures	0.000	11/25/2009	CITI	165	297	0	297
Pay	CBOT Wheat December Futures	0.000	11/25/2009	MSC	100	134	0	134
Receive	KCBT Wheat December Futures	0.000	11/20/2009	CITI	115	(234)	0	(234)
Receive	KCBT Wheat December Futures	0.000	11/25/2009	CITI	165	(303)	0	(303)
Receive	KCBT Wheat December Futures	0.000	11/25/2009	MSC	100	(139)	0	(139)

						$(105)	$0	$(105)

Total Return Swaps on Indices

Pay/Receive Total Return on Reference Index	Index	# of Shares or Units	Floating Rate(6)	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	DJUBSTR Index	532,331	3-Month U.S. Treasury Bill rate plus a specified spread	$106,180	10/28/2009	BCLY	$3,354
Receive	DJUBSTR Index	121,540	3-Month U.S. Treasury Bill rate plus a specified spread	33,190	10/28/2009	CITI	1,039
Receive	DJUBSTR Index	310,494	3-Month U.S. Treasury Bill rate plus a specified spread	45,110	10/28/2009	CSFB	1,387
Receive	DJUBSTR Index	75,364	3-Month U.S. Treasury Bill rate plus a specified spread	23,090	10/28/2009	GSC	737
Receive	DJUBSTR Index	50,295	3-Month U.S. Treasury Bill rate plus a specified spread	14,750	10/28/2009	JPM	460
Receive	DJUBSTR Index	19,005	3-Month U.S. Treasury Bill rate plus a specified spread	4,720	10/28/2009	MLP	148
Receive	DJUBSTR Index	915,085	3-Month U.S. Treasury Bill rate plus a specified spread	236,090	10/28/2009	MSC	7,407
Pay	SPGCCNTR Index	(4,466)	3-Month U.S. Treasury Bill rate plus a specified spread	(450)	10/28/2009	MSC	(7)
Receive	DJUBSTR Index	27,461	3-Month U.S. Treasury Bill rate plus a specified spread	6,820	10/28/2009	UBS	214

							$14,739

(6)	Floating rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

Variance Swaps

Pay/Receive Variance(7)	Underlying Asset	Strike Price	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
Pay	NYMEX WTI Crude November Futures	$0.230	10/15/2009	MLP	$300	$4	$0	$4

(7)

At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the Portfolio would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike price. As a payer of the realized price variance, the Portfolio would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike price.

(j) Purchased options outstanding on September 30, 2009:

Options on Commodity Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Market Value
Call - OTC NYMEX WTI Crude December Futures	$102.000	12/31/2009	15	$132	$1
Call - OTC NYMEX WTI Crude December Futures	86.500	12/31/2010	18	106	81
Put - OTC SPGCCLP December Futures	432.180	12/16/2009	804,000	38	25

				$276	$107

(k) Written options outstanding on September 30, 2009:

Options on Commodity Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - OTC NYMEX Gulf Coast 54-Grade Jet Fuel December Futures	$250.000	12/31/2010	18	$106	$80
Call - OTC NYMEX Heating Oil December Futures	300.000	12/31/2009	15	132	0
Put - OTC NYMEX WTI Crude January Futures	60.000	12/16/2009	11	39	33

				$277	$113

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - OTC DJUBS January Futures	$245.000	01/04/2011	1,500,000	$60	$3
Call - OTC DJUBS October Futures	230.000	10/19/2010	1,000,000	0	1
Put - OTC DJUBS January Futures	160.000	01/04/2011	1,500,000	81	323
Put - OTC DJUBS October Futures	150.000	10/19/2010	1,000,000	0	185

				$141	$512

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.750%	11/23/2009	$1,000	$7	$1
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.350%	11/23/2009	3,000	15	6
Put - OTC 5-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	3.420%	11/23/2009	4,000	84	6
Put - OTC 5-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	3.750%	11/23/2009	9,000	94	5
Put - OTC 7-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	4.000%	11/23/2009	14,000	162	19
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.750%	11/23/2009	5,000	44	3
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	4.350%	11/23/2009	5,000	32	9
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	5.500%	08/31/2010	4,000	43	17
Put - OTC 7-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.365%	09/20/2010	1,000	32	8
Put - OTC 5-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	3.750%	11/23/2009	12,000	130	7
Put - OTC 10-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	4.350%	11/23/2009	6,200	32	11
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.365%	09/20/2010	3,000	48	25

							$723	$117

(l) Short sales outstanding on September 30, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	5.000%	10/01/2039	$1,600	$1,631	$1,653
Fannie Mae	5.500%	10/01/2039	23,000	23,779	24,060
Fannie Mae	5.500%	11/01/2039	14,900	15,519	15,536
Fannie Mae	6.000%	10/01/2024	200	212	213
Fannie Mae	6.000%	11/01/2039	22,300	23,405	23,453
Freddie Mac	5.500%	10/01/2039	6,600	6,867	6,908
Ginnie Mae	6.000%	10/01/2039	100	105	106

				$71,518	$71,929

(m) Foreign currency contracts outstanding on September 30, 2009:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	162	10/2009	CITI	$13	$0	$13
Sell		162	10/2009	JPM	0	(6)	(6)
Buy		183	02/2010	CITI	1	0	1
Buy	CHF	222	10/2009	HSBC	0	(1)	(1)
Sell		222	10/2009	RBC	0	(9)	(9)
Sell		222	12/2009	HSBC	1	0	1
Buy	CNY	2,008	03/2010	BCLY	0	(3)	(3)
Buy		1,135	03/2010	BOA	0	(1)	(1)
Buy		934	03/2010	CITI	0	(2)	(2)
Buy		4,056	03/2010	DUB	0	(7)	(7)
Buy		899	03/2010	HSBC	0	(1)	(1)
Buy		8	03/2010	JPM	0	0	0
Buy		1,994	06/2010	BCLY	0	(2)	(2)
Buy		836	06/2010	CITI	0	(1)	(1)
Buy		360	06/2010	DUB	0	0	0
Buy		2,604	06/2010	HSBC	0	(2)	(2)
Buy	EUR	13	10/2009	BCLY	1	0	1
Sell		200	10/2009	BCLY	0	(6)	(6)
Buy		15	10/2009	BNP	1	0	1
Sell		238	10/2009	BNP	0	(7)	(7)
Sell	GBP	699	10/2009	BNP	50	0	50
Sell	JPY	699,310	10/2009	BNP	0	(233)	(233)
Sell		17,916	10/2009	CITI	0	0	0
Sell		183,093	10/2009	RBC	0	(52)	(52)
Buy	KRW	417,900	11/2009	BCLY	5	0	5
Buy		416,150	11/2009	CITI	3	0	3
Buy		964,880	02/2010	CITI	17	0	17
Buy		597,700	02/2010	DUB	6	0	6
Buy		595,500	02/2010	JPM	4	0	4
Buy	MXN	33,895	11/2009	CITI	4	(12)	(8)
Buy		45	11/2009	JPM	0	0	0
Buy	MYR	12	11/2009	BCLY	0	0	0
Buy		6	11/2009	DUB	0	0	0
Buy		16	11/2009	JPM	0	0	0
Buy		1	02/2010	CITI	0	0	0
Sell	PHP	827	11/2009	DUB	0	0	0
Buy	SGD	2	11/2009	BCLY	0	0	0
Buy		0	11/2009	BOA	0	0	0
Buy		6	11/2009	DUB	0	0	0
Buy		3	11/2009	RBS	0	0	0

					$106	$(345)	$(239)

(n) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of September 30, 2009 in valuing the Portfolio’s assets and liabilities:

Category++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 09/30/2009
Corporate Bonds & Notes	0	170,202	973	171,175
U.S. Government Agencies	0	83,885	0	83,885
U.S. Treasury Obligations	0	439,468	0	439,468
Asset-Backed Securities	0	25,573	0	25,573
Sovereign Issues	0	26,500	0	26,500
Short-Term Instruments	43,360	47,778	0	91,138
Other Investments+++	268	27,043	107	27,418

Investments, at value	$43,628	$820,449	$1,080	$865,157

Short Sales, at value	$808,586	$(71,929)	$0	$(71,929)

Financial Derivative Instruments++++	$1,675	$14,308	$(625)	$15,358

Total	$853,889	$762,828	$455	$808,586

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending September 30, 2009:

Category++	Beginning Balance at 12/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 09/30/2009	Net Change in Unrealized Appreciation/ (Depreciation) on investments held at 09/30/2009
Corporate Bonds & Notes	$0	$0	$3	$0	$70	$900	$973	$70
Other Investments+++	39	121	0	(79)	26	0	107	(50)

Investments, at value	$39	$121	$3	$(79)	$96	$900	$1,080	$20

Financial Derivative Instruments++++	$2,163	$(138)	$0	$219	$(2,629)	$(240)	$(625)	$(20)

Total	$2,202	$(17)	$3	$140	$(2,533)	$660	$455	$0

+	See note 4 in the Supplementary Notes to Schedule of Investments for additional information.

++	Refer to the Schedule of Investments for additional information.

+++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.

++++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

Emerging Markets Bond Portfolio

September 30, 2009 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)

BRAZIL 16.7%
Banco Nacional de Desenvolvimento Economico e Social
6.369% due 06/16/2018		$700	$739
6.500% due 06/10/2019		2,200	2,348
Brazil Government International Bond
5.875% due 01/15/2019		1,100	1,188
6.000% due 01/17/2017		2,167	2,356
8.000% due 01/15/2018		2,685	3,123
8.750% due 02/04/2025		300	398
8.875% due 10/14/2019		4,800	6,252
8.875% due 04/15/2024		350	466
10.250% due 01/10/2028	BRL	850	463
11.000% due 08/17/2040		$4,625	6,244
12.500% due 01/05/2016	BRL	500	311
Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019		$1,700	1,844
CSN Islands XI Corp.
6.875% due 09/21/2019		800	812
Petrobras International Finance Co.
7.875% due 03/15/2019		2,440	2,827
Vale Overseas Ltd.
6.875% due 11/21/2036		760	790

Total Brazil (Cost $28,500)			30,161

CHILE 0.6%
Celulosa Arauco y Constitucion S.A.
7.250% due 07/29/2019		$1,000	1,105

Total Chile (Cost $996)			1,105

CHINA 0.3%
Export-Import Bank of China
4.875% due 07/21/2015		$550	583

Total China (Cost $541)			583

COLOMBIA 6.7%
Colombia Government International Bond
7.375% due 01/27/2017		$2,800	3,223
8.250% due 12/22/2014		2,825	3,390
10.375% due 01/28/2033		225	329
10.750% due 01/15/2013		400	497
11.750% due 02/25/2020		400	584
12.000% due 10/22/2015	COP	457,000	282
Ecopetrol S.A.
7.625% due 07/23/2019		$3,400	3,740

Total Colombia (Cost $11,082)			12,045

EGYPT 0.4%
Petroleum Export Ltd.
5.265% due 06/15/2011		$294	288

Petroleum Export Ltd. II
6.340% due 06/20/2011		488	468

Total Egypt (Cost $777)			756

EL SALVADOR 0.4%
AES El Salvador Trust
6.750% due 02/01/2016		$700	595
El Salvador Government International Bond
8.500% due 07/25/2011		150	160

Total El Salvador (Cost $842)			755

GUATEMALA 0.3%
Guatemala Government Bond
9.250% due 08/01/2013		$570	647

Total Guatemala (Cost $570)			647

INDONESIA 7.2%
Indonesia Government International Bond
6.875% due 03/09/2017		$2,700	2,907
6.875% due 01/17/2018		1,100	1,185
7.750% due 01/17/2038		100	111
11.625% due 03/04/2019		5,300	7,392
Majapahit Holding BV
7.250% due 10/17/2011		253	262
7.250% due 06/28/2017		400	410
7.875% due 06/29/2037		400	398
Republic of Indonesia
5.000% due 12/14/2019		310	257

Total Indonesia (Cost $12,542)			12,922

KAZAKHSTAN 1.1%
Intergas Finance BV
6.375% due 05/14/2017		$300	273
6.875% due 11/04/2011		126	126
Tengizchevroil Finance Co. SARL
6.124% due 11/15/2014		1,572	1,556

Total Kazakhstan (Cost $2,002)			1,955

MEXICO 12.8%
America Movil SAB de C.V.
8.460% due 12/18/2036	MXN	5,400	308
C5 Capital SPV Ltd.
6.196% due 12/31/2049		100	78
C8 Capital SPV Ltd.
6.640% due 12/29/2049		1,100	851
C10 Capital SPV Ltd.
6.722% due 12/31/2049		$200	158
Corp GEO SAB de C.V.
8.875% due 09/25/2014		200	211
Hipotecaria Su Casita S.A. de C.V.
8.500% due 10/04/2016		100	86
Mexican Bonos
7.250% due 12/15/2016	MXN	8,600	621
9.500% due 12/18/2014		6,436	519
Mexico Government International Bond
5.500% due 02/17/2020	EUR	200	294
5.950% due 03/19/2019		$2,000	2,110
6.750% due 09/27/2034		3,534	3,905
7.500% due 04/08/2033		2,460	2,934
Pemex Project Funding Master Trust
5.750% due 03/01/2018		3,400	3,379
Petroleos Mexicanos
4.875% due 03/15/2015		3,600	3,573
8.000% due 05/03/2019		3,550	4,072

Total Mexico (Cost $22,580)			23,099

NETHERLANDS 0.2%
Majapahit Holding BV
7.250% due 06/28/2017		$300	307

Total Netherlands (Cost $274)			307

PANAMA 3.1%
Panama Government International Bond
7.125% due 01/29/2026		$2,165	2,506
8.875% due 09/30/2027		780	1,033
9.375% due 04/01/2029		1,553	2,128

Total Panama (Cost $5,201)			5,667

PERU 2.0%
Peru Government International Bond
7.350% due 07/21/2025		$1,500	1,759
8.375% due 05/03/2016		1,555	1,901

Total Peru (Cost $3,271)			3,660

PHILIPPINES 0.7%
Philippines Government International Bond
8.375% due 06/17/2019		$500	611
8.875% due 03/17/2015		74	90
9.500% due 02/02/2030		400	533

Total Philippines (Cost $1,101)			1,234

POLAND 0.9%
Poland Government International Bond
6.375% due 07/15/2019		$1,400	1,580

Total Poland (Cost $1,397)			1,580

QATAR 0.7%
Ras Laffan Liquefied Natural Gas Co. Ltd. II
5.298% due 09/30/2020		$1,000	1,009
Ras Laffan Liquefied Natural Gas Co. Ltd. III
6.332% due 09/30/2027		250	246

Total Qatar (Cost $1,174)			1,255

RUSSIA 23.0%
Gaz Capital S.A.
5.440% due 11/02/2017	EUR	300	416
5.875% due 06/01/2015		110	161
6.212% due 11/22/2016		$330	319
8.625% due 04/28/2034		1,460	1,605
Gazprom International S.A.
7.201% due 02/01/2020		592	619
Gazstream S.A. for Gazprom OAO
5.625% due 07/22/2013		126	128
Morgan Stanley Bank AG for OAO Gazprom
9.625% due 03/01/2013		5,850	6,566
RSHB Capital S.A. for OJSC Russian Agricultural Bank
6.299% due 05/15/2017		2,790	2,711
7.175% due 05/16/2013		1,900	1,969
7.750% due 05/29/2018		1,900	1,988
9.000% due 06/11/2014		100	110
Russia Government International Bond
7.500% due 03/31/2030		13,761	15,077
TNK-BP Finance S.A.
6.125% due 03/20/2012		200	198
6.625% due 03/20/2017		1,700	1,570
7.500% due 07/18/2016		2,100	2,053
TransCapitalInvest Ltd. for OJSC AK Transneft
5.670% due 03/05/2014		1,390	1,354
6.103% due 06/27/2012		700	718
8.700% due 08/07/2018		2,300	2,543
UBS Luxembourg S.A. for Sberbank
6.230% due 02/11/2015		1,000	997
VTB Capital S.A.
6.609% due 10/31/2012		300	301

Total Russia (Cost $39,578)			41,403

SOUTH AFRICA 2.4%
South Africa Government International Bond
5.250% due 05/16/2013	EUR	400	611
5.875% due 05/30/2022		$1,430	1,480
6.500% due 06/02/2014		750	825
6.875% due 05/27/2019		1,000	1,120
7.375% due 04/25/2012		310	342

Total South Africa (Cost $4,035)			4,378

SOUTH KOREA 3.6%
Export-Import Bank of Korea
5.875% due 01/14/2015		$300	317
8.125% due 01/21/2014		2,700	3,096
Korea Development Bank
5.750% due 09/10/2013		15	16
8.000% due 01/23/2014		2,700	3,089

Total South Korea (Cost $6,502)			6,518

TRINIDAD AND TOBAGO 0.4%
Petroleum Co. of Trinidad & Tobago Ltd.
6.000% due 05/08/2022		$700	648

Total Trinidad And Tobago (Cost $697)			648

TUNISIA 0.9%
Banque Centrale de Tunisie
4.750% due 04/07/2011	EUR	500	760
7.375% due 04/25/2012		$800	884

Total Tunisia (Cost $1,446)			1,644

TURKEY 4.8%
Turkey Government International Bond
7.000% due 03/11/2019		$700	751
7.250% due 03/05/2038		700	731
7.500% due 07/14/2017		4,300	4,762
7.500% due 11/07/2019		1,000	1,108
8.000% due 02/14/2034		1,100	1,255

Total Turkey (Cost $8,450)			8,607

UNITED ARAB EMIRATES 0.6%
Emirate of Abu Dhabi
6.750% due 04/08/2019		$900	1,009

Total United Arab Emirates (Cost $893)			1,009

UNITED KINGDOM 0.6%
Barclays Bank PLC
10.179% due 06/12/2021		$520	685
HBOS PLC
6.750% due 05/21/2018		400	357

Total United Kingdom (Cost $920)			1,042

UNITED STATES 10.3%
CORPORATE BONDS & NOTES 1.7%
American International Group, Inc.
8.175% due 05/15/2058		$900	547
8.625% due 05/22/2038	GBP	100	89
Citigroup Capital XXI
8.300% due 12/21/2057		$940	845
Goldman Sachs Group, Inc.
0.369% due 12/23/2009		1,300	1,300
Wells Fargo Capital XIII
7.700% due 12/29/2049		300	265

			3,046

MORTGAGE-BACKED SECURITIES 1.1%
American Home Mortgage Assets
0.456% due 10/25/2046		141	64
American Home Mortgage Investment Trust
5.660% due 09/25/2045		33	21
Banc of America Commercial Mortgage, Inc.
5.837% due 06/10/2049		200	164
5.935% due 02/10/2051		200	178
Banc of America Mortgage Securities, Inc.
5.417% due 02/25/2036		14	11
Bear Stearns Adjustable Rate Mortgage Trust
4.996% due 01/25/2035		12	10
5.440% due 05/25/2047		80	53
Citigroup Commercial Mortgage Trust
5.888% due 12/10/2049		100	87
Citigroup Mortgage Loan Trust, Inc.
5.985% due 09/25/2037		165	102
Commercial Mortgage Pass-Through Certificates
5.306% due 12/10/2046		200	175
Countrywide Alternative Loan Trust
0.441% due 12/20/2046		203	100
0.456% due 07/20/2046		98	41
0.576% due 11/20/2035		39	21
1.901% due 12/25/2035		49	26
GSR Mortgage Loan Trust
5.167% due 01/25/2036		33	24
Indymac Index Mortgage Loan Trust
0.486% due 07/25/2035		8	4
JPMorgan Chase Commercial Mortgage Securities Corp.
5.336% due 05/15/2047		200	172
5.794% due 02/12/2051		200	175
5.937% due 02/12/2049		100	86
LB-UBS Commercial Mortgage Trust
5.430% due 02/15/2040		168	137
Morgan Stanley Capital I
5.809% due 12/12/2049		200	172
Morgan Stanley Mortgage Loan Trust
5.362% due 06/25/2036		18	16
Residential Accredit Loans, Inc.
0.446% due 12/25/2046		700	130
WaMu Mortgage Pass-Through Certificates
1.751% due 02/25/2047		105	55
5.392% due 02/25/2037		95	61
Wells Fargo Mortgage-Backed Securities Trust
5.592% due 07/25/2036		35	26

			2,111

U.S. GOVERNMENT AGENCIES 6.4%
Fannie Mae
5.000% due 10/01/2039		500	517
6.000% due 10/01/2039		10,000	10,526
Freddie Mac
5.700% due 03/01/2036		439	460

			11,503

U.S. TREASURY OBLIGATIONS 1.1%
U.S. Treasury Notes
1.000% due 09/30/2011		2,000	2,003
2.625% due 06/30/2014 (d)		2	2

			2,005

Total United States (Cost $19,078)			18,665

URUGUAY 1.7%
Uruguay Government International Bond
7.625% due 03/21/2036		$400	424
8.000% due 11/18/2022		2,121	2,387
9.250% due 05/17/2017		200	242

Total Uruguay (Cost $2,882)			3,053

VIRGIN ISLANDS (BRITISH) 0.4%
GTL Trade Finance, Inc.
7.250% due 10/20/2017		$700	742

Total Virgin Islands (British) (Cost $666)			742

SHORT-TERM INSTRUMENTS 1.6%
REPURCHASE AGREEMENTS 0.2%
State Street Bank and Trust Co.
0.010% due 10/01/2009		$287	287

(Dated 09/30/2009. Collateralized by U.S. Treasury Bills 0.000% due 11/12/2009 valued at $295. Repurchase proceeds are $287.)
U.S. TREASURY BILLS 0.3%
0.199% due 02/25/2010 - 03/18/2010 (a)(d)		494	493

	SHARES
SHORT-TERM FLOATING NAV PORTFOLIO (b) 1.1%
		202,896	2,032

Total Short-Term Instruments (Cost $2,812)			2,812

Total Investments 104.4% (Cost $180,809)			$188,252
Written Options (f) (0.0%) (Premiums $235)			(67)
Other Assets and Liabilities (Net) (4.4%)			(7,891)

Net Assets 100.0%			$180,294

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Coupon represents a weighted average rate.

(b) Affiliated to the Portfolio.

(c) The average amount of borrowings while outstanding during the period ended September 30, 2009 was $9,777 at a weighted average interest rate of 0.607%. On September 30, 2009, there were no open reverse repurchase agreements.

(d) Securities with an aggregate market value of $496 and cash of $139 have been pledged as collateral for the following open futures contracts on September 30, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar December Futures	Long	12/2010	395	$280
U.S. Treasury 5-Year Note December Futures	Long	12/2009	2	4
U.S. Treasury 10-Year Note December Futures	Long	12/2009	12	31

				$315

(e) Swap agreements outstanding on September 30, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection(1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2009(2)	Notional Amount(3)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Brazil Government International Bond	MSC	2.100%	08/20/2016	1.379%	$250	$12	$0	$12
CEMEX SAB de C.V.	JPM	1.050%	12/20/2016	4.663%	500	(83)	0	(83)
Colombia Government International Bond	MSC	0.760%	03/20/2010	0.757%	250	0	0	0
Indonesia Government International Bond	BCLY	1.400%	12/20/2011	1.494%	500	(1)	0	(1)
Indonesia Government International Bond	BCLY	2.320%	12/20/2016	2.005%	1,000	20	0	20
Indonesia Government International Bond	CITI	1.580%	12/20/2011	1.494%	100	0	0	0
Indonesia Government International Bond	CITI	2.280%	06/20/2013	1.682%	375	8	0	8
Indonesia Government International Bond	DUB	2.330%	06/20/2013	1.682%	375	9	0	9
Indonesia Government International Bond	RBS	1.525%	12/20/2011	1.494%	1,400	1	0	1
Mexico Government International Bond	UBS	0.695%	01/20/2017	1.667%	300	(18)	0	(18)
Philippines Government International Bond	BCLY	1.770%	09/20/2012	1.386%	210	2	0	2
Philippines Government International Bond	BCLY	1.920%	09/20/2012	1.386%	1,000	16	0	16
Philippines Government International Bond	CITI	2.240%	03/20/2013	1.469%	1,700	45	0	45
Philippines Government International Bond	CITI	2.340%	03/20/2013	1.469%	5,600	166	0	166
Philippines Government International Bond	CITI	2.380%	03/20/2013	1.469%	1,000	31	0	31
Philippines Government International Bond	CITI	1.770%	12/20/2017	1.977%	700	(9)	0	(9)
Philippines Government International Bond	CITI	2.730%	03/20/2018	1.990%	1,400	73	0	73
Philippines Government International Bond	CITI	2.770%	06/20/2018	2.002%	2,000	111	0	111
Philippines Government International Bond	DUB	2.340%	03/20/2013	1.469%	300	9	0	9
Philippines Government International Bond	MSC	1.770%	09/20/2012	1.386%	40	0	0	0
Philippines Government International Bond	MSC	2.440%	09/20/2017	1.964%	800	26	0	26
Philippines Government International Bond	UBS	1.790%	09/20/2012	1.386%	160	2	0	2
Republic of Korea Government Bond	JPM	3.430%	12/20/2009	0.673%	500	4	0	4
Republic of Korea Government Bond	JPM	3.800%	12/20/2009	0.673%	1,000	8	0	8
RSHB Capital S.A.	BCLY	1.650%	07/20/2011	2.117%	800	(4)	0	(4)
RSHB Capital S.A.	CSFB	1.870%	10/20/2012	2.280%	200	(1)	0	(1)
RSHB Capital S.A.	MSC	2.000%	10/20/2012	2.280%	400	0	0	0
Uruguay Government International Bond	DUB	1.050%	01/20/2012	2.889%	1,000	(38)	0	(38)

						$389	$0	$389

Credit Default Swaps on Credit Indices - Sell Protection(1)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount(3)	Market Value(4)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
CDX.IG-9 5-Year Index 30-100%	DUB	0.701%	12/20/2012	$1,264	$19	$0	$19
CDX.IG-9 5-Year Index 30-100%	DUB	0.708%	12/20/2012	389	6	0	6
CDX.IG-9 5-Year Index 30-100%	DUB	0.710%	12/20/2012	194	3	0	3
CDX.IG-9 5-Year Index 30-100%	GSC	0.695%	12/20/2012	292	4	0	4
CDX.IG-9 5-Year Index 30-100%	GSC	0.705%	12/20/2012	389	6	0	6
CDX.IG-9 5-Year Index 30-100%	GSC	0.720%	12/20/2012	3,208	49	0	49

					$87	$0	$87

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end.

Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	11.140%	01/02/2012	HSBC	BRL	10,700	$8	$13	$(5)
Pay	1-Year BRL-CDI	11.650%	01/02/2012	HSBC		12,300	74	53	21
Pay	1-Year BRL-CDI	11.650%	01/02/2012	JPM		10,200	61	48	13
Pay	1-Year BRL-CDI	11.650%	01/02/2012	MLP		6,400	38	32	6
Pay	3-Month USD-LIBOR	4.000%	12/16/2019	MSC		$7,100	274	(131)	405
Pay	28-Day MXN TIIE	8.660%	01/31/2019	BCLY	MXN	2,900	8	15	(7)
Pay	28-Day MXN TIIE	8.660%	01/31/2019	CITI		22,500	62	106	(44)
Pay	28-Day MXN TIIE	8.660%	01/31/2019	HSBC		3,000	9	(3)	12
Pay	28-Day MXN TIIE	8.950%	02/19/2019	JPM		11,000	49	0	49

							$583	$133	$450

(f) Written options outstanding on September 30, 2009:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.350%	11/23/2009	$1,200	$6	$2
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	5.000%	06/15/2010	1,000	11	4
Put - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	4.000%	11/23/2009	4,000	41	5
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	1,600	16	11
Put - OTC 5-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	3.750%	11/23/2009	3,000	32	2
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.350%	11/23/2009	800	5	1
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.750%	11/23/2009	4,000	45	2
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.350%	11/23/2009	3,000	23	6
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	4,900	39	23
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	1,700	17	11

							$235	$67

(g) Short sales outstanding on September 30, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	6.000%	10/01/2039	$10,000	$10,523	$10,523

(h) Foreign currency contracts outstanding on September 30, 2009:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	740	10/2009	CITI	$57	$0	$57
Sell		740	10/2009	DUB	0	(25)	(25)
Buy		740	02/2010	DUB	24	0	24
Buy	CNY	8,133	06/2010	BCLY	0	(7)	(7)
Buy		3,405	06/2010	CITI	0	(2)	(2)
Buy		1,465	06/2010	DUB	0	(1)	(1)
Buy		10,593	06/2010	HSBC	0	(9)	(9)
Buy	EUR	89	10/2009	BCLY	1	0	1
Sell		508	10/2009	BCLY	0	(16)	(16)
Sell		1,156	10/2009	BNP	0	(22)	(22)
Buy	GBP	42	10/2009	BNP	0	(3)	(3)
Buy	KRW	19,118	11/2009	CSFB	1	0	1
Buy		106,915	11/2009	DUB	7	0	7
Buy		1,709,775	11/2009	RBS	109	0	109
Buy	MXN	304	11/2009	CITI	0	0	0
Sell		12,203	11/2009	CITI	0	(79)	(79)
Buy		710	11/2009	HSBC	0	0	0
Sell		199	11/2009	HSBC	0	0	0
Buy		12,353	11/2009	JPM	1	(7)	(6)
Buy	SGD	647	03/2010	CITI	3	0	3

					$203	$(171)	$32

(i) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of September 30, 2009 in valuing the Portfolio’s assets and liabilities:

Category++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 09/30/2009
Brazil	$0	$30,161	$0	$30,161
Colombia	0	12,045	0	12,045
Indonesia	0	12,665	257	12,922
Mexico	0	23,099	0	23,099
Russia	0	41,403	0	41,403
United States	0	18,665	0	18,665
Other Investments+++	2,032	47,925	0	49,957

Investments, at value	$2,032	$185,963	$257	$188,252

Short Sales, at value	$0	$(10,523)	$0	$(10,523)

Financial Derivative Instruments++++	$315	$891	$0	$1,206

Total	$2,347	$176,331	$257	$178,935

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending September 30, 2009:

Category++	Beginning Balance at 12/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Net Transfers In/(Out) of Level 3	Ending Balance at 09/30/2009	Net Change in Unrealized Appreciation/ (Depreciation) on investments held at 09/30/2009
Indonesia	$0	$257	$0	$0	$0	$0	$257	$0
Other Investments+++	472	(65)	2	0	59	(468)	0	0

Investments, at value	$472	$192	$2	$0	$59	$(468)	$257	$0

+	See note 4 in the Supplementary Notes to Schedule of Investments for additional information.

++	Refer to the Schedule of Investments for additional information.

+++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.

++++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

Foreign Bond Portfolio (Unhedged)

September 30, 2009 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
AUSTRALIA 3.6%
Commonwealth Bank of Australia
0.925% due 07/12/2013		$100	$100
National Australia Bank Ltd.
1.048% due 07/08/2014		100	100
Suncorp-Metway Ltd.
0.668% due 12/17/2010		100	100
Westpac Banking Corp.
2.900% due 09/10/2014		100	99

Total Australia (Cost $400)			399

CANADA 2.9%
Canada Housing Trust No. 1
0.803% due 09/15/2014	CAD	100	95
4.600% due 09/15/2011		100	99
Column Canada Issuer Corp.
5.147% due 05/12/2034		10	10
Merrill Lynch Financial Assets, Inc.
4.501% due 06/12/2035		23	21
Province of Ontario Canada
6.500% due 03/08/2029		80	93

Total Canada (Cost $291)			318

FRANCE 18.9%
BNP Paribas Covered Bonds S.A.
4.750% due 05/28/2013	EUR	100	158
Compagnie de Financement Foncier
4.500% due 01/09/2013		100	155
France Government Bond
3.500% due 04/25/2015		300	457
3.750% due 10/25/2019		300	447
4.000% due 04/25/2018		200	307
4.250% due 04/25/2019		210	327
Societe Financement de l’Economie Francaise
2.375% due 03/10/2012		100	149
3.375% due 05/05/2014		$100	103

Total France (Cost $2,037)			2,103

GERMANY 9.9%
Kreditanstalt fuer Wiederaufbau
4.125% due 07/04/2017	EUR	160	249
Republic of Germany Government Bond
4.000% due 01/04/2037		250	368
4.250% due 07/04/2014		100	158
4.750% due 07/04/2034		100	162
4.750% due 07/04/2040		100	167

Total Germany (Cost $998)			1,104

ITALY 8.3%
Italy Buoni Poliennali Del Tesoro
3.750% due 12/15/2013	EUR	100	152
4.250% due 09/01/2011		100	154
4.250% due 08/01/2013		100	155
4.250% due 03/01/2020 (a)		100	149
5.250% due 08/01/2011		200	313

Total Italy (Cost $923)			923

JAPAN 24.9%
Japan Government International Bond
0.700% due 09/20/2014	JPY	145,000	1,624
1.000% due 09/20/2013		70,000	797
1.700% due 03/20/2017		30,000	353

Total Japan (Cost $2,721)			2,774

NETHERLANDS 5.5%
Netherlands Government Bond
3.750% due 07/15/2014	EUR	200	308
4.000% due 07/15/2018		200	306

Total Netherlands (Cost $582)			614

NORWAY 2.7%
DnB NOR Boligkreditt
4.125% due 02/01/2013	EUR	200	306

Total Norway (Cost $288)			306

SUPRANATIONAL 2.1%
European Investment Bank
3.500% due 04/15/2016	EUR	100	150
5.375% due 05/20/2014	AUD	100	87

Total Supranational (Cost $209)			237

UNITED KINGDOM 2.5%
United Kingdom Gilt
3.750% due 09/07/2019	GBP	100	161
4.250% due 03/07/2036		70	114

Total United Kingdom (Cost $274)			275

UNITED STATES 16.5%
ASSET-BACKED SECURITIES 0.9%
Bank of America Auto Trust
1.160% due 02/15/2012		$100	100

CORPORATE BONDS & NOTES 6.2%
American International Group, Inc.
0.620% due 10/18/2011		100	88
5.750% due 03/15/2067	GBP	100	73
BA Covered Bond Issuer
4.125% due 04/05/2012	EUR	100	150
Embarq Corp.
7.082% due 06/01/2016		$100	109
JC Penney Corp., Inc.
7.950% due 04/01/2017		100	104
Macy’s Retail Holdings, Inc.
7.450% due 07/15/2017		100	96
WM Covered Bond Program
4.375% due 05/19/2014	EUR	50	75

			695

U.S. GOVERNMENT AGENCIES 7.6%
Fannie Mae
5.500% due 05/25/2027		$160	163
5.500% due 12/01/2038 (d)		26	28
Freddie Mac
0.379% due 03/09/2011		200	200
0.609% due 04/07/2011		150	150
0.657% due 04/01/2011		200	200
Ginnie Mae
6.000% due 05/15/2038		100	106

			847

U.S. TREASURY OBLIGATIONS 1.8%
U.S. Treasury Notes
2.625% due 07/31/2014 (d)		200	204

Total United States (Cost $1,775)			1,846

SHORT-TERM INSTRUMENTS 6.1%
REPURCHASE AGREEMENTS 3.7%
JPMorgan Chase Bank N.A.
0.030% due 10/01/2009		$300	300
(Dated 09/30/2009. Collateralized by U.S. Treasury Notes 2.750% due 02/28/2013 valued at $308. Repurchase proceeds are $300.)
State Street Bank and Trust Co.
0.010% due 10/01/2009		117	117
(Dated 09/30/2009. Collateralized by U.S. Treasury Bills 0.000% due 11/12/2009 valued at $120. Repurchase proceeds are $117.)

			417

U.S. TREASURY BILLS 0.5%
0.236% due 02/25/2010 - 03/04/2010 (b)(d)		56	56

	SHARES
SHORT-TERM FLOATING NAV PORTFOLIO (c) 1.9%
		21,190	212

Total Short-Term Instruments (Cost $685)			685

Total Investments 103.9% (Cost $11,183)			$11,584
Written Options (f) (0.0%) (Premiums $8)			(2)
Other Assets and Liabilities (Net) (3.9%)			(429)

Net Assets 100.0%			$11,153

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) When-Issued security.

(b) Coupon represents a weighted average rate.

(c) Affiliated to the Portfolio.

(d) Securities with an aggregate market value of $88 and cash of $76 have been pledged as collateral for the following open futures contracts on September 30, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
Euro-Bobl December Futures	Long	12/2009	1	$0
Euro-Bobl December Futures Put Options Strike @ EUR 109.200	Long	12/2009	2	0
Euro-Bund 10-Year Bond December Futures Call Options Strike @ EUR 123.500	Short	12/2009	1	0
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures Put Options Strike @ GBP 92.000	Short	12/2009	1	1
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2010	2	0
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2010	4	5
United Kingdom Long Gilt December Futures	Long	12/2009	1	1

				$7

(e) Swap agreements outstanding on September 30, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection(1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at September 30, 2009(2)	Notional Amount(3)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Embarq Corp.	DUB	(1.000%)	06/20/2016	0.623%	$100	$(2)	$(2)	$0
JC Penney Corp., Inc.	DUB	(1.000%)	06/20/2017	1.000%	100	6	6	0
Macy’s Retail Holdings, Inc.	JPM	(5.000%)	09/20/2017	3.080%	100	(11)	(12)	1

						$(7)	$(8)	$1

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty		Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	11.140%	01/02/2012	GSC	BRL	100	$0	$0	$0
Pay	1-Year BRL-CDI	11.360%	01/02/2012	GSC		100	0	0	0
Pay	1-Year BRL-CDI	11.360%	01/02/2012	MLP		100	0	0	0
Pay	3-Month AUD Bank Bill	5.000%	12/15/2011	JPM	AUD	300	(2)	1	(3)
Pay	3-Month AUD Bank Bill	6.500%	06/15/2012	DUB		200	0	0	0
Pay	3-Month CAD Bank Bill	5.800%	12/19/2023	JPM	CAD	300	5	(1)	6
Pay	6-Month GBP-LIBOR	4.500%	03/17/2020	GSC	GBP	200	11	3	8
Pay	6-Month JPY-LIBOR	1.000%	12/16/2014	RBS	JPY	10,000	1	1	0
Pay	6-Month JPY-LIBOR	1.500%	12/16/2019	RBS		80,000	3	1	2
Pay	28-Day MXN TIIE	8.300%	02/07/2019	JPM	MXN	100	0	0	0

							$18	$5	$13

(f) Written options outstanding on September 30, 2009:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CME 90-Day Eurodollar March Futures	$98.500	03/15/2010	2	$1	$1

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.350%	11/23/2009	$700	$5	$1
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.750%	11/23/2009	300	2	0

							$7	$1

(g) Foreign currency contracts outstanding on September 30, 2009:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	22	10/2009	CITI	$0	$0	$0
Buy		18	10/2009	JPM	0	0	0
Sell		18	10/2009	RBS	0	(1)	(1)
Buy	BRL	37	10/2009	BOA	1	0	1
Buy		64	10/2009	CITI	4	0	4
Sell		114	10/2009	DUB	0	(4)	(4)
Buy		13	10/2009	HSBC	0	0	0
Buy		114	02/2010	DUB	4	0	4
Sell	CAD	57	10/2009	CITI	0	(1)	(1)
Buy		19	10/2009	UBS	0	0	0
Buy	CNY	27	11/2009	BCLY	0	0	0
Sell		437	11/2009	BCLY	0	0	0
Buy		61	11/2009	BOA	0	0	0
Buy		348	11/2009	JPM	0	0	0
Buy		62	03/2010	BOA	0	0	0
Buy		75	03/2010	JPM	0	0	0
Buy		25	05/2010	BCLY	0	(1)	(1)
Sell		49	05/2010	BCLY	0	0	0
Buy		25	05/2010	MLP	0	(1)	(1)
Buy		224	06/2010	BCLY	0	0	0
Buy		149	06/2010	HSBC	0	0	0
Buy		437	11/2010	BCLY	0	(1)	(1)
Buy	DKK	47	10/2009	CITI	0	0	0
Buy		294	10/2009	RBS	3	0	3
Buy		341	12/2009	HSBC	0	0	0
Sell	EUR	296	10/2009	BCLY	0	(9)	(9)
Sell		354	10/2009	BNP	0	(11)	(11)
Buy		68	10/2009	BOA	1	(1)	0
Sell		59	10/2009	BOA	1	0	1
Buy		504	10/2009	CITI	5	0	5
Sell		1,008	10/2009	CITI	0	(38)	(38)
Buy		74	10/2009	DUB	0	0	0
Buy		2,158	10/2009	JPM	69	(1)	68
Buy		68	10/2009	RBC	2	0	2
Buy		100	10/2009	RBS	0	(1)	(1)
Sell		447	10/2009	RBS	2	(1)	1
Buy		60	10/2009	UBS	0	0	0
Sell		1,059	10/2009	UBS	8	0	8
Buy	GBP	91	10/2009	BCLY	0	(6)	(6)
Buy		7	10/2009	BOA	0	0	0
Sell		10	10/2009	BOA	1	0	1
Buy		12	10/2009	DUB	0	0	0
Buy		33	10/2009	JPM	0	(1)	(1)
Sell		9	10/2009	JPM	1	0	1
Buy		2	10/2009	RBC	0	0	0
Buy		330	10/2009	RBS	0	(23)	(23)
Sell		150	10/2009	RBS	5	0	5
Buy		10	10/2009	UBS	0	0	0
Buy	IDR	187,530	01/2010	BCLY	0	0	0
Buy		189,900	09/2010	JPM	0	0	0
Buy	JPY	54,315	10/2009	BNP	18	0	18
Buy		5,227	10/2009	BOA	1	0	1
Sell		7,553	10/2009	BOA	0	(2)	(2)
Buy		65,819	10/2009	CITI	17	0	17
Sell		127,727	10/2009	CITI	0	(43)	(43)
Buy		360,132	10/2009	DUB	157	0	157
Buy		2,506	10/2009	GSC	1	0	1
Buy		367	10/2009	HSBC	0	0	0
Sell		457	10/2009	HSBC	0	0	0
Buy		22,213	10/2009	JPM	4	0	4
Buy		4,545	10/2009	RBC	1	0	1
Buy		3,025	10/2009	RBS	1	0	1
Sell		217,322	10/2009	RBS	0	(56)	(56)
Buy		7,555	10/2009	UBS	0	0	0
Buy	KRW	18,491	11/2009	BOA	1	0	1
Buy		3,699	11/2009	HSBC	0	0	0
Sell		22,540	11/2009	HSBC	0	(1)	(1)
Buy		40,307	11/2009	JPM	1	0	1
Buy		14,532	02/2010	JPM	0	0	0
Buy	MXN	250	11/2009	DUB	0	0	0
Buy		229	11/2009	HSBC	0	0	0
Buy		389	11/2009	JPM	0	0	0
Sell		1	11/2009	JPM	0	0	0
Buy	NOK	95	10/2009	BCLY	1	0	1
Buy		104	10/2009	RBS	1	0	1
Buy		199	12/2009	HSBC	0	0	0
Sell	NZD	2	10/2009	CITI	0	0	0
Sell		2	10/2009	RBC	0	0	0
Buy	SEK	55	10/2009	CITI	0	0	0
Buy		344	10/2009	RBS	5	0	5
Buy		399	12/2009	HSBC	0	0	0
Buy	SGD	1	11/2009	DUB	0	0	0

					$316	$(203)	$113

(h) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of September 30, 2009 in valuing the Portfolio’s assets and liabilities:

Category++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 09/30/2009
France	$0	$2,103	$0	$2,103
Germany	0	1,104	0	1,104
Italy	0	923	0	923
Japan	0	2,774	0	2,774
Netherlands	0	614	0	614
United States	0	1,846	0	1,846
Short-Term Instruments	212	473	0	685
Other Investments+++	0	1,535	0	1,535

Investments, at value	$212	$11,372	$0	$11,584

Financial Derivative Instruments++++	$7	$125	$0	$132

Total	$219	$11,497	$0	$11,716

+	See note 4 in the Supplementary Notes to Schedule of Investments for additional information.

++	Refer to the Schedule of Investments for additional information.

+++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.

++++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

Foreign Bond Portfolio (U.S. Dollar-Hedged)

September 30, 2009 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
AUSTRALIA 4.1%
Commonwealth Bank of Australia
0.785% due 06/25/2014		$300	$299
4.500% due 02/20/2014	AUD	500	419
ING Bank Australia Ltd.
3.960% due 06/24/2014		800	712
Medallion Trust
0.523% due 05/25/2035		$139	130
National Australia Bank Ltd.
1.048% due 07/08/2014		400	399
Puma Finance Ltd.
3.378% due 08/22/2037	AUD	177	150
Torrens Trust
3.590% due 10/19/2038		309	265
Westpac Banking Corp.
0.582% due 09/10/2014		$400	399

Total Australia (Cost $2,653)			2,773

BERMUDA 0.4%
Merna Reinsurance Ltd.
0.932% due 07/07/2010		$300	292

Total Bermuda (Cost $285)			292

CANADA 3.1%
Broadway Credit Card Trust
5.234% due 06/17/2011	CAD	500	484
Canadian Imperial Bank of Commerce
5.250% due 09/16/2010	EUR	200	302
Ford Auto Securitization Trust
4.817% due 10/15/2012	CAD	100	92
Golden Credit Card Trust
5.106% due 04/15/2011		500	491
Province of Ontario Canada
4.600% due 06/02/2039		300	285
5.850% due 03/08/2033		300	328
6.200% due 06/02/2031		100	113

Total Canada (Cost $1,957)			2,095

CAYMAN ISLANDS 0.3%
Mizuho Financial Group Cayman Ltd.
8.375% due 01/29/2049		$200	202

Total Cayman Islands (Cost $211)			202

DENMARK 0.0%
Nykredit Realkredit A/S
6.000% due 10/01/2029	DKK	43	9

Total Denmark (Cost $5)			9

FRANCE 15.2%
BNP Paribas Covered Bonds S.A.
4.750% due 05/28/2013	EUR	300	474
BNP Paribas Home Loan Covered Bonds S.A.
3.750% due 12/13/2011		200	303
Caisse Nationale des Caisses d’Epargne et de Prevoyance
6.117% due 10/29/2049		100	107
Compagnie de Financement Foncier
3.625% due 01/16/2012		100	151
4.000% due 07/21/2011		400	608
Credit Agricole S.A.
6.637% due 05/29/2049		$100	73
Dexia Credit Local
0.939% due 09/23/2011		300	303
France Government Bond
3.500% due 04/25/2015	EUR	600	$914
4.000% due 10/25/2014		1,200	1,872
4.000% due 10/25/2038		100	145
4.250% due 04/25/2019		500	778
4.750% due 04/25/2035		600	968
5.750% due 10/25/2032		1,550	2,816
Societe Financement de l’Economie Francaise
2.125% due 05/20/2012		200	295
3.375% due 05/05/2014		$300	308
Vivendi
5.750% due 04/04/2013		200	208

Total France (Cost $10,107)			10,323

GERMANY 14.5%
Driver One GmbH
0.551% due 10/21/2015	EUR	200	287
Kreditanstalt fuer Wiederaufbau
1.750% due 03/23/2010	JPY	11,000	123
Republic of Germany Government Bond
3.750% due 01/04/2015	EUR	400	621
4.000% due 01/04/2037		550	809
4.250% due 07/04/2014		2,200	3,486
4.250% due 07/04/2018		2,200	3,495
4.750% due 07/04/2034		200	325
4.750% due 07/04/2040		400	668

Total Germany (Cost $9,404)			9,814

GREECE 0.7%
Republic of Greece Government Bond
4.300% due 03/20/2012	EUR	300	461

Total Greece (Cost $462)			461

IRELAND 0.1%
Immeo Residential Finance PLC
0.933% due 12/15/2016	EUR	94	99

Total Ireland (Cost $140)			99

ITALY 6.1%
AUTO Asset-Backed Securities
1.067% due 10/25/2020	EUR	200	282
Italy Buoni Poliennali Del Tesoro
3.750% due 12/15/2013		700	1,064
4.250% due 04/15/2013		400	621
4.250% due 08/01/2013		700	1,089
4.250% due 03/01/2020 (b)		500	744
5.250% due 08/01/2011		200	313
Vela Home SRL
1.213% due 10/24/2027		32	47

Total Italy (Cost $4,179)			4,160

JAPAN 10.2%
Japan Government International Bond
0.900% due 03/20/2014	JPY	140,000	1,586
1.500% due 12/20/2017		410,000	4,742
1.800% due 06/20/2017		10,000	118
2.500% due 06/20/2036		30,000	355
JLOC Ltd.
0.661% due 02/16/2016		13,686	145

Total Japan (Cost $6,286)			6,946

JERSEY, CHANNEL ISLANDS 0.9%
HBOS Euro Finance LP
7.627% due 12/29/2049	EUR	654	636

Total Jersey, Channel Islands (Cost $406)			636

LIBERIA 0.3%
Royal Caribbean Cruises Ltd.
7.250% due 03/15/2018		$200	175

Total Liberia (Cost $189)			175

NETHERLANDS 10.4%
Fortis Bank Nederland Holding NV
3.375% due 05/19/2014	EUR	500	754
ING Bank NV
3.900% due 03/19/2014		$700	722
LeasePlan Corp. NV
3.250% due 05/22/2014	EUR	100	150
Netherlands Government Bond
3.250% due 07/15/2015		1,000	1,499
3.750% due 07/15/2014		300	463
4.000% due 07/15/2018		1,400	2,141
4.500% due 07/15/2017		800	1,271
Rabobank Nederland NV
11.000% due 06/29/2049		$75	92

Total Netherlands (Cost $6,710)			7,092

NEW ZEALAND 0.7%
Westpac Securities NZ Ltd.
2.500% due 05/25/2012		$500	509

Total New Zealand (Cost $500)			509

NORWAY 0.5%
DnB NOR Boligkreditt
4.500% due 05/16/2011	EUR	200	305

Total Norway (Cost $308)			305

SOUTH KOREA 0.2%
Export-Import Bank of Korea
5.750% due 05/22/2013	EUR	100	154

Total South Korea (Cost $154)			154

SPAIN 0.6%
MBS Bancaja Fondo De Titulizacion Activos
1.043% due 11/17/2035	EUR	80	104
Santander Hipotecario
1.176% due 07/15/2042		162	204
Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049		$100	88

Total Spain (Cost $452)			396

SUPRANATIONAL 0.5%
European Investment Bank
3.625% due 10/15/2013	EUR	200	307

Total Supranational (Cost $292)			307

SWITZERLAND 0.5%
UBS AG
5.750% due 04/25/2018		$300	305

Total Switzerland (Cost $298)			305

UNITED KINGDOM 6.0%
Bank of Scotland PLC
5.625% due 05/23/2013	EUR	300	466
Barclays Bank PLC
0.464% due 03/23/2017		$250	218
10.179% due 06/12/2021		480	632
HBOS PLC
6.750% due 05/21/2018		200	179
Lloyds TSB Bank PLC
2.812% due 11/29/2049		100	51
Royal Bank of Scotland Group PLC
9.118% due 03/31/2049		200	185
United Kingdom Gilt
3.750% due 09/07/2019	GBP	800	1,286
4.250% due 06/07/2032		100	165
4.250% due 03/07/2036		200	327
4.750% due 12/07/2038		300	534

Total United Kingdom (Cost $3,844)			4,043

UNITED STATES 35.7%
ASSET-BACKED SECURITIES 3.4%
Amortizing Residential Collateral Trust
0.536% due 07/25/2032		$1	1
0.946% due 10/25/2031		2	1
Amresco Residential Securities Mortgage Loan Trust
1.186% due 06/25/2029		1	0
Asset-Backed Funding Certificates
0.306% due 01/25/2037		37	33
Bear Stearns Asset-Backed Securities Trust
0.316% due 12/25/2036		95	86
Countrywide Asset-Backed Certificates
0.326% due 06/25/2037		78	74
CS First Boston Mortgage Securities Corp.
0.866% due 01/25/2032		2	1
First Alliance Mortgage Loan Trust
0.476% due 12/20/2027		2	1
First Franklin Mortgage Loan Asset-Backed Certificates
0.296% due 11/25/2036		43	42
Ford Credit Auto Owner Trust
1.143% due 01/15/2011		146	146
1.663% due 06/15/2012		100	101
Franklin Auto Trust
1.826% due 06/20/2012		200	202
HSI Asset Securitization Corp. Trust
0.296% due 12/25/2036		44	30
Indymac Residential Asset-Backed Trust
0.306% due 04/25/2037		18	17
Long Beach Mortgage Loan Trust
0.526% due 10/25/2034		12	9
Morgan Stanley ABS Capital I
0.296% due 09/25/2036		16	16
Nelnet Student Loan Trust
1.034% due 04/27/2015		121	121
Residential Asset Securities Corp.
0.746% due 07/25/2032		4	2
SACO I, Inc.
0.306% due 05/25/2036		10	6
SLM Student Loan Trust
1.004% due 10/25/2017		400	398
2.004% due 04/25/2023		870	905
Soundview Home Equity Loan Trust
0.326% due 01/25/2037		10	9
Structured Asset Securities Corp.
0.296% due 10/25/2036		34	32
0.536% due 01/25/2033		4	2
Wells Fargo Home Equity Trust
0.476% due 10/25/2035		21	20
0.486% due 10/25/2035		23	23

			2,278

CORPORATE BONDS & NOTES 18.6%
American Express Bank FSB
0.376% due 05/29/2012		200	187
American International Group, Inc.
5.450% due 05/18/2017		300	218
5.850% due 01/16/2018		200	145
8.000% due 05/22/2038	EUR	500	402
8.175% due 05/15/2058		$400	243
AutoZone, Inc.
5.875% due 10/15/2012		1,000	1,071
Bank of America Corp.
4.000% due 03/28/2018	EUR	200	259
7.625% due 06/01/2019		$300	339
Bear Stearns Cos. LLC
6.400% due 10/02/2017		100	109
7.250% due 02/01/2018		1,000	1,144
Citigroup Funding, Inc.
1.518% due 05/07/2010		700	701
Citigroup, Inc.
0.903% due 06/28/2013	EUR	200	271
5.500% due 10/15/2014		$400	400
Computer Sciences Corp.
5.000% due 02/15/2013		369	384
6.500% due 03/15/2018		200	221
Constellation Energy Group, Inc.
7.000% due 04/01/2012		900	969
DR Horton, Inc.
6.000% due 04/15/2011		100	102
Harris Corp.
5.950% due 12/01/2017		500	536
International Lease Finance Corp.
5.400% due 02/15/2012		100	86
iStar Financial, Inc.
5.150% due 03/01/2012		100	60
JPMorgan Chase & Co.
3.625% due 12/12/2011	EUR	300	455
5.058% due 02/22/2021	CAD	100	88
JPMorgan Chase & Co. CPI Linked Bond
1.721% due 02/15/2012		$10	10
JPMorgan Chase Capital XXII
6.450% due 01/15/2087		100	90
Lehman Brothers Holdings, Inc.
5.625% due 01/24/2013 (a)		300	54
6.875% due 05/02/2018 (a)		200	36
Marsh & McLennan Cos., Inc.
5.375% due 07/15/2014		200	208
Merrill Lynch & Co., Inc.
1.394% due 07/22/2014	EUR	300	404
2.709% due 05/12/2010		$200	203
Morgan Stanley
1.134% due 11/29/2013	EUR	340	457
Nationwide Health Properties, Inc.
6.500% due 07/15/2011		$100	103
Pactiv Corp.
6.400% due 01/15/2018		200	210
Quest Diagnostics, Inc.
5.450% due 11/01/2015		200	211
RBS Capital Trust I
4.709% due 12/29/2049		600	285
Sprint Nextel Corp.
6.000% due 12/01/2016		100	90
State Street Capital Trust IV
1.299% due 06/01/2077		100	65
Time Warner, Inc.
0.684% due 11/13/2009		100	100
Universal Health Services, Inc.
7.125% due 06/30/2016		1,000	1,087
Viacom, Inc.
6.125% due 10/05/2017		200	215
6.250% due 04/30/2016		200	216
Yum! Brands, Inc.
6.250% due 03/15/2018		200	216

			12,650

MORTGAGE-BACKED SECURITIES 7.8%
American Home Mortgage Investment Trust
5.660% due 09/25/2045		177	112
Banc of America Mortgage Securities, Inc.
5.417% due 02/25/2036		172	125
BCAP LLC Trust
0.416% due 01/25/2037		205	96
Bear Stearns Adjustable Rate Mortgage Trust
2.216% due 03/25/2035		25	22
2.490% due 08/25/2035		87	77
2.900% due 03/25/2035		150	134
3.753% due 08/25/2033		13	12
Bear Stearns Alt-A Trust
0.406% due 02/25/2034		142	100
5.490% due 09/25/2035		91	58
5.508% due 11/25/2035		96	56
5.667% due 11/25/2036		198	119
5.712% due 03/25/2036		186	96
6.250% due 08/25/2036		122	58
Bear Stearns Structured Products, Inc.
5.485% due 12/26/2046		77	48
Citigroup Mortgage Loan Trust, Inc.
4.248% due 08/25/2035		58	48
4.748% due 08/25/2035		31	27
Countrywide Alternative Loan Trust
0.456% due 03/20/2046		163	81
0.526% due 02/25/2037		134	69
0.576% due 11/20/2035		206	111
1.901% due 12/25/2035		277	147
2.401% due 11/25/2035		39	19
5.250% due 06/25/2035		40	34
6.000% due 04/25/2037		73	49
Countrywide Home Loan Mortgage Pass-Through Trust
0.476% due 05/25/2035		77	41
0.566% due 03/25/2035		152	76
0.576% due 02/25/2035		19	11
4.004% due 08/25/2034		35	23
4.654% due 11/25/2034		30	22
Credit Suisse Mortgage Capital Certificates
5.863% due 02/25/2037		300	173
CS First Boston Mortgage Securities Corp.
6.500% due 04/25/2033		3	3
First Horizon Asset Securities, Inc.
6.250% due 08/25/2017		24	24
Greenpoint Mortgage Funding Trust
0.326% due 01/25/2047		149	119
GSR Mortgage Loan Trust
5.167% due 01/25/2036		261	192
Harborview Mortgage Loan Trust
0.466% due 05/19/2035		71	38
4.244% due 05/19/2033		16	15
Indymac Index Mortgage Loan Trust
0.486% due 07/25/2035		65	35
JPMorgan Alternative Loan Trust
5.550% due 10/25/2036		51	46
Mellon Residential Funding Corp.
0.683% due 12/15/2030		33	28
Merrill Lynch Countrywide Commercial Mortgage Trust
0.790% due 07/09/2021		200	162
MLCC Mortgage Investors, Inc.
4.250% due 10/25/2035		54	47
Morgan Stanley Mortgage Loan Trust
5.362% due 06/25/2036		214	193
Residential Accredit Loans, Inc.
0.396% due 02/25/2047		81	35
0.426% due 06/25/2046		202	96
0.456% due 04/25/2046		171	81
Structured Adjustable Rate Mortgage Loan Trust
3.619% due 04/25/2034		22	19
Structured Asset Mortgage Investments, Inc.
0.456% due 05/25/2046		29	16
0.466% due 05/25/2036		211	99
0.466% due 09/25/2047		200	67
0.596% due 03/19/2034		17	11
0.826% due 07/19/2034		9	6
0.906% due 09/19/2032		8	6
2.401% due 08/25/2047		89	41
TBW Mortgage-Backed Pass-Through Certificates
0.356% due 01/25/2037		38	34
5.970% due 09/25/2036		200	103
Thornburg Mortgage Securities Trust
0.356% due 11/25/2046		101	95
Wachovia Bank Commercial Mortgage Trust
0.333% due 09/15/2021		199	149
WaMu Mortgage Pass-Through Certificates
0.476% due 04/25/2045		22	14
0.556% due 01/25/2045		20	13
0.786% due 12/25/2027		51	36
1.881% due 06/25/2046		106	55
1.901% due 02/25/2046		245	126
2.723% due 02/27/2034		20	19
2.833% due 09/25/2033		596	553
3.771% due 03/25/2033		38	33
Washington Mutual Alternative Mortgage Pass-Through Certificates
1.841% due 07/25/2046		73	32
Wells Fargo Mortgage-Backed Securities Trust
3.299% due 12/25/2034		81	78
3.818% due 04/25/2036		32	28
4.608% due 06/25/2035		174	168
4.948% due 03/25/2036		190	145
5.592% due 07/25/2036		210	157

			5,261

MUNICIPAL BONDS & NOTES 0.5%
Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047		300	244
Texas State Lower Colorado River Authority Revenue Bonds, (FSA Insured), Series 2003
5.000% due 05/15/2023		100	104

			348

	SHARES
PREFERRED STOCKS 0.8%
DG Funding Trust
0.652% due 12/31/2049		65	555
SLM Corp.
0.550% due 01/16/2018		900	11

			566

	PRINCIPAL AMOUNT (000s)
U.S. GOVERNMENT AGENCIES 4.4%
Fannie Mae
0.366% due 03/25/2034		$22	20
0.396% due 08/25/2034		12	12
0.596% due 09/25/2042 (f)		55	51
2.251% due 10/01/2044		68	68
3.440% due 11/01/2034		162	164
4.158% due 05/25/2035 (f)		66	68
4.943% due 12/01/2034		29	30
5.480% due 07/01/2018		200	209
6.000% due 07/25/2044 (f)		37	38
Freddie Mac
0.743% due 12/15/2032 (f)		120	118
2.251% due 10/25/2044 (f)		134	131
3.709% due 02/01/2029		16	16
4.700% due 03/01/2035		201	210
4.976% due 04/01/2035		322	338
5.000% due 03/15/2025		23	24
5.000% due 07/15/2025 (f)		46	46
Ginnie Mae
4.375% due 04/20/2028 - 06/20/2030		10	10
Small Business Administration
5.490% due 03/01/2028		1,350	1,448

			3,001

U.S. TREASURY OBLIGATIONS 0.2%
U.S. Treasury Notes
0.875% due 04/30/2011 (g)		113	113

Total United States (Cost $25,942)			24,217

SHORT-TERM INSTRUMENTS 4.3%
REPURCHASE AGREEMENTS 0.5%
State Street Bank and Trust Co.
0.010% due 10/01/2009		$309	309

(Dated 09/30/2009. Collateralized by U.S. Treasury Bills 0.000% due 11/27/2009 valued at $320. Repurchase proceeds are $309.)
U.S. TREASURY BILLS 0.4%
0.210% due 02/25/2010 - 03/11/2010 (c)(e)(g)		309	308

	SHARES
SHORT-TERM FLOATING NAV PORTFOLIO (d) 3.4%
		231,166	2,315

Total Short-Term Instruments (Cost $2,932)			2,932

Total Investments 115.3% (Cost $77,716)			$78,245
Written Options (i) (0.1%) (Premiums $102)			(30)
Other Assets and Liabilities (Net) (15.2%)			(10,325)

Net Assets 100.0%			$67,890

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) When-Issued security.

(c) Coupon represents a weighted average rate.

(d) Affiliated to the Portfolio.

(e) Securities with an aggregate market value of $300 have been pledged as collateral for swap and swaption contracts on September 30, 2009.

(f) The average amount of borrowings while outstanding during the period ended September 30, 2009 was $3,215 at a weighted average interest rate of 0.29%. On September 30, 2009, securities valued at $453 were pledged as collateral for reverse repurchase agreements.

(g) Securities with an aggregate market value of $122 and cash of $57 have been pledged as collateral for the following open futures contracts on September 30, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
Euro-Bobl December Futures	Long	12/2009	3	$2
Euro-Bund 10-Year Bond December Futures	Long	12/2009	4	8
Euro-Bund 10-Year Bond December Futures Call Options Strike @ EUR 123.500	Short	12/2009	5	0
Japan Government 10-Year Bond December Futures	Long	12/2009	5	23
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2010	12	11
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures Put Options Strike @ GBP 92.000	Short	12/2009	20	8
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2010	10	1
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2011	5	7

				$60

(h) Swap agreements outstanding on September 30, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection(1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at September 30, 2009(3)	Notional Amount(4)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
AutoZone, Inc.	BOA	(0.620%)	12/20/2012	0.536%		$1,000	$(3)	$0	$(3)
Barclays Bank PLC	RBS	(2.350%)	12/20/2017	1.292%		200	(15)	0	(15)
Bear Stearns Cos. LLC	DUB	(0.870%)	03/20/2018	0.714%		300	(4)	0	(4)
Computer Sciences Corp.	BOA	(0.570%)	03/20/2013	0.224%		369	(4)	0	(4)
Computer Sciences Corp.	GSC	(1.180%)	03/20/2018	0.372%		200	(12)	0	(12)
Constellation Energy Group, Inc.	BOA	(1.460%)	06/20/2012	2.104%		900	15	0	15
DR Horton, Inc.	BNP	(4.030%)	06/20/2011	1.271%		100	(5)	0	(5)
Harris Corp.	BOA	(1.440%)	12/20/2017	0.909%		500	(19)	0	(19)
International Lease Finance Corp.	BCLY	(0.170%)	03/20/2012	9.677%		100	19	0	19
iStar Financial, Inc.	CSFB	(0.450%)	03/20/2012	21.563%		100	36	0	36
JPMorgan Chase & Co.	BOA	(0.750%)	03/20/2018	0.714%		100	0	0	0
JPMorgan Chase & Co.	DUB	(0.720%)	03/20/2018	0.714%		100	0	0	0
JPMorgan Chase & Co.	DUB	(0.740%)	03/20/2018	0.714%		200	(1)	0	(1)
Marsh & McLennan Cos., Inc.	BCLY	(1.160%)	09/20/2014	0.428%		200	(7)	0	(7)
Nationwide Health Properties, Inc.	DUB	(0.620%)	09/20/2011	1.633%		100	2	0	2
Pactiv Corp.	BOA	(1.053%)	03/20/2018	0.807%		200	(4)	0	(4)
Quest Diagnostics, Inc.	BOA	(0.915%)	12/20/2015	0.515%		200	(5)	0	(5)
Royal Caribbean Cruises Ltd.	BOA	(3.190%)	03/20/2018	5.556%		200	27	0	27
Sprint Nextel Corp.	JPM	(1.125%)	12/20/2016	3.492%		100	13	0	13
UBS AG	DUB	(2.200%)	03/20/2014	0.904%	EUR	200	(16)	0	(16)
Universal Health Services, Inc.	BOA	(1.250%)	06/20/2016	0.667%		$1,000	(36)	0	(36)
Viacom, Inc.	BOA	(1.930%)	06/20/2016	0.924%		200	(12)	0	(12)
Viacom, Inc.	BOA	(1.110%)	12/20/2017	0.967%		200	(2)	0	(2)
Vivendi	BNP	(1.742%)	06/20/2013	1.127%		100	(2)	0	(2)
Vivendi	BNP	(1.780%)	06/20/2013	1.127%		100	(2)	0	(2)
Yum! Brands, Inc.	CITI	(0.950%)	03/20/2018	0.805%		200	(2)	0	(2)

							$(39)	$0	$(39)

Credit Default Swaps on Credit Indices - Buy Protection(1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount(4)	Market Value(5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.IG-10 10-Year Index	GSC	(1.500%)	06/20/2018	$1,562	$(12)	$(53)	$41
CDX.IG-12 10-Year Index	DUB	(1.000%)	06/20/2019	700	11	30	(19)
CDX.IG-12 10-Year Index	GSC	(1.000%)	06/20/2019	2,500	40	71	(31)

					$39	$48	$(9)

Credit Default Swaps on Credit Indices - Sell Protection(2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount(4)	Market Value(5)	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
ABX.HE AA 06-1 Index	CSFB	0.320%	07/25/2045	$100	$(72)	$(30)	$(42)
ABX.HE AAA 06-2 Index	DUB	0.110%	05/25/2046	199	(116)	(61)	(55)

					$(188)	$(91)	$(97)

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities compromising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the underlying securities compromising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty		Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	11.140%	01/02/2012	GSC	BRL	700	$0	$2	$(2)
Pay	1-Year BRL-CDI	11.360%	01/02/2012	GSC		800	0	0	0
Pay	1-Year BRL-CDI	11.360%	01/02/2012	MLP		500	0	0	0
Pay	3-Month AUD Bank Bill	4.500%	12/15/2011	CITI	AUD	400	(4)	1	(5)
Pay	3-Month AUD Bank Bill	5.000%	12/15/2011	RBC		3,400	(23)	8	(31)
Pay	3-Month AUD Bank Bill	5.000%	12/15/2011	UBS		1,200	(8)	3	(11)
Pay	3-Month CAD Bank Bill	5.800%	12/19/2023	JPM	CAD	1,300	23	(8)	31
Pay	6-Month GBP-LIBOR	3.500%	03/17/2015	GSC	GBP	1,000	(9)	(21)	12
Pay	6-Month GBP-LIBOR	4.500%	03/17/2020	BNP		700	38	3	35
Pay	6-Month GBP-LIBOR	4.500%	03/17/2020	GSC		500	27	13	14
Pay	6-Month JPY-LIBOR	1.000%	12/16/2010	UBS	JPY	560,000	33	18	15
Pay	6-Month JPY-LIBOR	1.000%	12/16/2014	BOA		160,000	10	4	6
Pay	6-Month JPY-LIBOR	1.000%	12/16/2014	UBS		670,000	42	23	19
Pay	6-Month JPY-LIBOR	1.500%	12/16/2019	UBS		20,000	1	2	(1)
Pay	28-Day MXN TIIE	8.300%	02/07/2019	MLP	MXN	700	1	1	0

							$131	$49	$82

(i) Written options outstanding on September 30, 2009:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CME 90-Day Eurodollar March Futures	$98.500	03/15/2010	20	$7	$3

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.420%	11/23/2009	$2,000	$42	$3
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.420%	11/23/2009	1,000	10	2
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	5.500%	08/31/2010	900	9	4
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.750%	11/23/2009	2,100	17	1

							$78	$10

Foreign Currency Options

Description		Exercise Price	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC USD versus BRL	BRL	2.095	03/18/2010	$200	$4	$4
Call - OTC USD versus MXN	MXN	14.950	03/18/2010	300	6	6
Call - OTC USD versus KRW	KRW	1,320.000	03/18/2010	200	3	3
Call - OTC USD versus KRW		1,500.000	09/01/2010	100	1	1
Call - OTC USD versus MXN	MXN	16.250	09/22/2010	100	3	3

					$17	$17

(k) Foreign currency contracts outstanding on September 30, 2009:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	398	10/2009	CITI	$5	$0	$5
Buy		17	10/2009	JPM	0	0	0
Sell		2,088	10/2009	JPM	0	(20)	(20)
Sell		2,105	10/2009	RBS	0	(106)	(106)
Buy	BRL	404	10/2009	BOA	11	0	11
Buy		162	10/2009	CITI	6	0	6
Sell		809	10/2009	DUB	0	(27)	(27)
Buy		243	10/2009	HSBC	5	0	5
Buy		809	02/2010	DUB	27	0	27
Sell	CAD	1,885	10/2009	CITI	0	(18)	(18)
Buy		37	10/2009	UBS	0	0	0
Sell	CLP	2,123	11/2009	BCLY	0	0	0
Buy		4,000	11/2009	CITI	0	0	0
Buy	CNY	211	11/2009	BCLY	0	0	0
Sell		1,925	11/2009	BCLY	1	0	1
Buy		444	11/2009	BOA	0	0	0
Buy		2,804	11/2009	JPM	0	(1)	(1)
Sell		1,535	11/2009	UBS	1	0	1
Buy		436	03/2010	BOA	0	0	0
Buy		278	03/2010	JPM	0	0	0
Buy		771	05/2010	BCLY	0	(12)	(12)
Sell		1,638	05/2010	BCLY	0	(12)	(12)
Buy		867	05/2010	MLP	0	(13)	(13)
Buy		1,457	06/2010	BCLY	0	(1)	(1)
Buy		820	06/2010	HSBC	0	(1)	(1)
Buy		1,925	11/2010	BCLY	0	(4)	(4)
Buy		1,535	11/2010	UBS	0	(4)	(4)
Sell	EUR	8,399	10/2009	BCLY	0	(253)	(253)
Sell		9,786	10/2009	BNP	0	(307)	(307)
Sell		213	10/2009	HSBC	0	(1)	(1)
Buy		3,721	10/2009	JPM	0	(8)	(8)
Buy		36	10/2009	RBC	0	0	0
Sell		419	10/2009	RBC	0	(15)	(15)
Sell		1,662	10/2009	RBS	15	0	15
Sell		370	10/2009	UBS	4	0	4
Sell	GBP	689	10/2009	BNP	49	0	49
Sell		9	10/2009	JPM	1	0	1
Buy		13	10/2009	RBC	0	0	0
Sell		794	10/2009	RBS	34	0	34
Buy	HKD	2	12/2009	DUB	0	0	0
Buy		6	12/2009	JPM	0	0	0
Buy		2	12/2009	MSC	0	0	0
Buy	IDR	1,115,310	01/2010	BCLY	0	0	0
Buy		1,287,100	09/2010	JPM	2	0	2
Sell	JPY	419,401	10/2009	BCLY	0	(105)	(105)
Sell		251,751	10/2009	BNP	0	(84)	(84)
Buy		11,562	10/2009	CITI	3	0	3
Sell		8,134	10/2009	HSBC	0	(2)	(2)
Buy		4,236	10/2009	RBS	1	0	1
Buy	KRW	1,162	11/2009	BCLY	0	0	0
Buy		129,478	11/2009	BOA	5	0	5
Buy		985	11/2009	CITI	0	0	0
Buy		29,592	11/2009	HSBC	1	0	1
Sell		160,288	11/2009	HSBC	0	(8)	(8)
Buy		277,661	11/2009	JPM	9	0	9
Buy		881	11/2009	RBS	0	0	0
Buy		69,027	02/2010	JPM	1	0	1
Buy	MXN	320	11/2009	DUB	0	0	0
Buy		2,125	11/2009	HSBC	0	(1)	(1)
Buy		1,945	11/2009	JPM	0	(1)	(1)
Sell		7	11/2009	JPM	0	0	0
Buy	MYR	1	11/2009	BCLY	0	0	0
Buy		0	11/2009	DUB	0	0	0
Buy		1	11/2009	JPM	0	0	0
Buy	NOK	654	10/2009	BCLY	3	0	3
Buy		722	10/2009	RBS	6	0	6
Buy		1,376	12/2009	HSBC	2	0	2
Sell	NZD	17	10/2009	CITI	0	0	0
Sell		17	10/2009	RBC	0	0	0
Buy	SEK	436	10/2009	RBC	0	(2)	(2)
Sell		545	10/2009	RBS	0	(8)	(8)
Sell		109	12/2009	HSBC	0	0	0
Buy	SGD	0	11/2009	BCLY	0	0	0
Buy		2	11/2009	DUB	0	0	0
Buy		1	11/2009	RBS	0	0	0
Sell	TWD	22	11/2009	BCLY	0	0	0
Sell		9	11/2009	CITI	0	0	0

					$192	$(1,014)	$(822)

(l) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of September 30, 2009 in valuing the Portfolio’s assets and liabilities:

Category++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 09/30/2009
France	$0	$10,323	$0	$10,323
Germany	0	9,814	0	9,814
Italy	0	4,160	0	4,160
Japan	0	6,946	0	6,946
Netherlands	0	7,092	0	7,092
United Kingdom	0	4,043	0	4,043
United States	0	24,217	0	24,217
Other Investments+++	2,315	8,951	384	11,650

Investments, at value	$2,315	$75,546	$384	$78,245

Financial Derivative Instruments++++	$60	$(915)	$0	$(855)

Total	$2,375	$74,631	$384	$77,390

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending September 30, 2009:

Category++	Beginning Balance at 12/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Net Transfers In/(Out) of Level 3	Ending Balance at 09/30/2009	Net Change in Unrealized Appreciation/ (Depreciation) on investments held at 09/30/2009
Other Investments+++	$248	$303	$14	$(15)	$100	$(266)	$384	$12

Investments, at value	$248	$303	$14	$(15)	$100	$(266)	$384	$12

Financial Derivative Instruments++++	15	0	0	0	(15)	0	$0	0

Total	$263	$303	$14	$(15)	$85	$(266)	$384	$12

+	See note 4 in the Supplementary Notes to Schedule of Investments for additional information.

++	Refer to the Schedule of Investments for additional information.

+++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.

++++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

Global Bond Portfolio (Unhedged)

September 30, 2009 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
AUSTRALIA 3.0%
Commonwealth Bank of Australia
4.500% due 02/20/2014	AUD	1,700	$1,424
Macquarie Bank Ltd.
4.100% due 12/17/2013		$3,000	3,160
Medallion Trust
0.523% due 05/25/2035		515	483
National Australia Bank Ltd.
0.512% due 06/29/2016		600	575
4.250% due 03/26/2012	AUD	1,400	1,207
Puma Finance Ltd.
0.489% due 02/21/2038		$473	418
3.378% due 08/22/2037	AUD	566	481
3.470% due 07/12/2036		167	143
Royal Bank of Scotland Group PLC
4.375% due 03/27/2012		1,400	1,201
Superannuation Members Home Loans Global Fund
0.624% due 11/09/2035		$3,919	3,702
Swan Trust
0.539% due 05/12/2037		557	532
3.437% due 05/12/2037	AUD	767	649
Torrens Trust
3.590% due 10/19/2038		928	797

Total Australia (Cost $14,225)			14,772

BERMUDA 0.1%
Merna Reinsurance Ltd.
0.932% due 07/07/2010		$700	681

Total Bermuda (Cost $698)			681

CANADA 0.5%
Broadway Credit Card Trust
5.234% due 06/17/2011	CAD	1,600	1,548
Rio Tinto Alcan, Inc.
5.000% due 06/01/2015		$1,000	1,027

Total Canada (Cost $2,421)			2,575

FRANCE 4.0%
Dexia Credit Local
2.375% due 09/23/2011		$10,400	10,549
France Government Bond
4.750% due 04/25/2035	EUR	1,500	2,420
5.750% due 10/25/2032		1,200	2,180
Lafarge S.A.
6.500% due 07/15/2016		$2,000	2,002
Societe Financement de l’Economie Francaise
3.375% due 05/05/2014		1,500	1,542
Vivendi
5.750% due 04/04/2013		900	935
6.625% due 04/04/2018		100	108

Total France (Cost $19,251)			19,736

GERMANY 4.5%
Driver One GmbH
0.551% due 10/21/2015	EUR	500	717
Kreditanstalt fuer Wiederaufbau
4.250% due 07/04/2014		2,200	3,459
Republic of Germany Government Bond
4.000% due 01/04/2037		3,700	5,440
4.750% due 07/04/2034		2,200	3,576
5.500% due 01/04/2031		2,700	4,754
5.625% due 01/04/2028		2,300	4,068

Total Germany (Cost $20,910)			22,014

IRELAND 0.4%
Cars Alliance Funding PLC
1.168% due 10/08/2023	EUR	500	703
Immeo Residential Finance PLC
0.933% due 12/15/2016		939	988
SC Germany Auto
0.531% due 08/11/2015		165	236

Total Ireland (Cost $2,332)			1,927

ITALY 13.4%
Italy Buoni Poliennali Del Tesoro
3.500% due 06/01/2014	EUR	43,100	64,833
Locat Securitisation Vehicle SRL
0.938% due 12/12/2028		645	867
Siena Mortgages SpA
1.001% due 12/16/2038		95	136
Split SRL
1.067% due 10/25/2018		174	241

Total Italy (Cost $64,611)			66,077

JAPAN 17.5%
Japan Government CPI Linked Bond
1.100% due 12/10/2016	JPY	1,680	18
Japan Government International Bond
1.500% due 09/20/2018		1,230,000	14,126
1.700% due 03/20/2017		5,300,000	62,342
2.300% due 05/20/2030		7,000	81
2.400% due 03/20/2034		130,000	1,516
2.500% due 09/20/2035		290,000	3,434
2.500% due 03/20/2036		10,000	118
2.500% due 06/20/2036		190,000	2,249
2.500% due 09/20/2037		200,000	2,373
Resona Bank Ltd.
5.850% due 09/29/2049		$100	87

Total Japan (Cost $80,760)			86,344

JERSEY, CHANNEL ISLANDS 0.3%
WPP PLC
6.000% due 04/04/2017	GBP	1,000	1,532

Total Jersey, Channel Islands (Cost $1,156)			1,532

NETHERLANDS 3.3%
Dutch Mortgage-Backed Securities BV
1.379% due 10/02/2079	EUR	641	924
Fortis Bank Nederland Holding NV
3.375% due 05/19/2014		7,600	11,459
ING Bank NV
3.900% due 03/19/2014		$2,800	2,886
White Nights Finance BV for Gazprom
10.500% due 03/25/2014		1,100	1,251

Total Netherlands (Cost $15,045)			16,520

NEW ZEALAND 1.6%
ANZ National International Ltd.
6.200% due 07/19/2013		$1,500	1,643
Westpac Securities NZ Ltd.
3.450% due 07/28/2014		6,000	6,096

Total New Zealand (Cost $7,519)			7,739

NORWAY 0.2%
DnB NOR Boligkreditt
4.500% due 05/16/2011	EUR	700	1,067

Total Norway (Cost $1,078)			1,067

PORTUGAL 0.4%
Banco Espirito Santo S.A.
5.500% due 07/21/2010	EUR	1,400	2,110

Total Portugal (Cost $2,201)			2,110

RUSSIA 0.1%
Gaz Capital S.A.
8.146% due 04/11/2018		$300	318

Total Russia (Cost $300)			318

SOUTH KOREA 0.2%
Export-Import Bank of Korea
5.750% due 05/22/2013	EUR	500	770

Total South Korea (Cost $770)			770

SPAIN 0.7%
Bancaja Fondo de Titulizacion de Activos
1.037% due 10/25/2037	EUR	139	162
Bankinter S.A.
5.000% due 05/14/2010		1,900	2,826
Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049		$600	528

Total Spain (Cost $3,771)			3,516

SWITZERLAND 0.5%
UBS AG
5.750% due 04/25/2018		$1,900	1,934
5.875% due 12/20/2017		500	513

Total Switzerland (Cost $2,389)			2,447

UNITED KINGDOM 3.1%
Bank of Scotland PLC
5.625% due 05/23/2013	EUR	2,100	3,263
Barclays Bank PLC
6.050% due 12/04/2017		$1,100	1,109
10.179% due 06/12/2021		2,120	2,791
HBOS PLC
6.750% due 05/21/2018		800	715
Lloyds Banking Group PLC
5.920% due 09/29/2049		1,200	690
Permanent Financing PLC
0.918% due 09/10/2032	EUR	600	857
Punch Taverns Finance PLC
1.812% due 10/15/2032	GBP	100	69
Royal Bank of Scotland Group PLC
2.625% due 05/11/2012		$1,400	1,422
7.640% due 03/29/2049		3,700	1,815
9.118% due 03/31/2049		800	740
Tate & Lyle International Finance PLC
6.125% due 06/15/2011		200	207
TI Group Ltd.
7.875% due 07/12/2010	GBP	1,000	1,646
XL Capital Finance Europe PLC
6.500% due 01/15/2012		$100	102

Total United Kingdom (Cost $15,659)			15,426

UNITED STATES 43.6%
ASSET-BACKED SECURITIES 2.7%
ABSC Manufactured Housing Contract
5.019% due 04/16/2030		$311	299
Accredited Mortgage Loan Trust
0.296% due 02/25/2037		190	182
Amortizing Residential Collateral Trust
0.536% due 07/25/2032		1	1
0.946% due 10/25/2031		2	1
Asset-Backed Funding Certificates
0.306% due 01/25/2037		147	130
Asset-Backed Securities Corp. Home Equity
0.296% due 12/25/2036		139	130
Capital Auto Receivables Asset Trust
1.693% due 10/15/2012		800	803
Carrington Mortgage Loan Trust
0.296% due 12/25/2036		320	272
Countrywide Asset-Backed Certificates
0.296% due 05/25/2037		358	348
0.296% due 08/25/2037		282	257
Credit-Based Asset Servicing & Securitization LLC
0.306% due 11/25/2036		207	150
CS First Boston Mortgage Securities Corp.
0.866% due 01/25/2032		1	1
First Franklin Mortgage Loan Asset-Backed Certificates
0.286% due 01/25/2038		117	112
Ford Credit Auto Owner Trust
0.843% due 07/15/2010		109	109
1.143% due 01/15/2011		512	512
1.663% due 06/15/2012		500	505
Franklin Auto Trust
1.246% due 10/20/2011		292	292
Fremont Home Loan Trust
0.296% due 10/25/2036		103	76
GSAMP Trust
0.346% due 01/25/2047		164	156
0.536% due 03/25/2034		3	3
Home Equity Mortgage Trust
5.500% due 01/25/2037		209	19
HSI Asset Securitization Corp. Trust
0.296% due 12/25/2036		176	119
Indymac Residential Asset-Backed Trust
0.306% due 04/25/2037		71	69
JPMorgan Mortgage Acquisition Corp.
0.296% due 10/25/2036		224	205
Morgan Stanley ABS Capital I
1.046% due 07/25/2037		4,680	3,834
Nelnet Student Loan Trust
0.295% due 12/27/2016		998	994
1.034% due 04/27/2015		485	486
SACO I, Inc.
0.306% due 05/25/2036		30	18
0.446% due 04/25/2035		9	4
Securitized Asset-Backed Receivables LLC Trust
0.296% due 12/25/2036		175	149
SLC Student Loan Trust
0.749% due 06/15/2017		800	798
SLM Student Loan Trust
0.499% due 12/17/2018		162	161
0.504% due 10/25/2016		218	217
1.004% due 10/25/2017		1,600	1,591
Structured Asset Securities Corp.
0.646% due 05/25/2034		10	9
4.900% due 04/25/2035		39	26
Truman Capital Mortgage Loan Trust
0.586% due 01/25/2034		5	4
Washington Mutual Asset-Backed Certificates
0.306% due 10/25/2036		278	194
Wells Fargo Home Equity Trust
0.476% due 10/25/2035		70	67

			13,303

BANK LOAN OBLIGATIONS 0.4%
Daimler Finance North America LLC
4.250% due 08/03/2012		2,156	2,078

CORPORATE BONDS & NOTES 29.4%
Altria Group, Inc.
9.250% due 08/06/2019		1,000	1,224
American Express Co.
7.000% due 03/19/2018		1,500	1,653
American Express Credit Corp.
5.875% due 05/02/2013		200	212
American General Finance Corp.
6.900% due 12/15/2017		100	70
American International Group, Inc.
5.750% due 03/15/2067	GBP	800	588
8.000% due 05/22/2038	EUR	1,700	1,368
8.175% due 05/15/2058		$1,800	1,094
8.250% due 08/15/2018		900	766
AutoZone, Inc.
5.875% due 10/15/2012		100	107
BAC Capital Trust VII
5.250% due 08/10/2035	GBP	100	103
Bank of America Corp.
4.000% due 03/28/2018	EUR	500	647
5.650% due 05/01/2018		$100	99
Bear Stearns Cos. LLC
0.559% due 10/02/2009	CAD	300	280
6.400% due 10/02/2017		$1,000	1,090
7.250% due 02/01/2018		1,300	1,487
Block Financial LLC
7.875% due 01/15/2013		2,000	2,170
Boston Scientific Corp.
5.450% due 06/15/2014		1,500	1,511
6.400% due 06/15/2016		200	204
Capital One Financial Corp.
7.375% due 05/23/2014		5,900	6,594
Caterpillar Financial Services Corp.
1.033% due 06/24/2011		1,600	1,612
Centex Corp.
5.250% due 06/15/2015		4,800	4,764
5.700% due 05/15/2014		1,200	1,224
CenturyTel, Inc.
6.000% due 04/01/2017		4,700	4,776
CIT Group, Inc.
0.782% due 07/28/2011		1,100	771
4.250% due 09/22/2011	EUR	200	189
5.600% due 04/27/2011		$500	341
Citigroup, Inc.
3.625% due 11/30/2017	EUR	9,600	11,680
4.750% due 05/31/2017		100	126
4.750% due 02/10/2019		200	244
6.125% due 05/15/2018		$1,600	1,578
8.125% due 07/15/2039		3,800	4,267
Cleveland Electric Illuminating Co.
5.700% due 04/01/2017		1,000	1,054
CMS Energy Corp.
1.459% due 01/15/2013		200	181
CNA Financial Corp.
6.000% due 08/15/2011		200	201
CSX Corp.
6.300% due 03/15/2012		200	217
Cytec Industries, Inc.
4.600% due 07/01/2013		2,000	1,896
Darden Restaurants, Inc.
6.200% due 10/15/2017		1,000	1,053
DR Horton, Inc.
6.000% due 04/15/2011		200	203
6.500% due 04/15/2016		4,500	4,449
El Paso Performance-Linked Trust
7.750% due 07/15/2011		300	308
Erac USA Finance Co.
5.800% due 10/15/2012		800	831
FPL Group Capital, Inc.
1.173% due 06/17/2011		600	607
GATX Financial Corp.
5.500% due 02/15/2012		1,000	1,029
Goldman Sachs Group, Inc.
0.882% due 09/29/2014		600	566
5.375% due 02/15/2013	EUR	200	309
Harris Corp.
5.950% due 12/01/2017		$1,500	1,608
International Lease Finance Corp.
5.350% due 03/01/2012		200	170
5.400% due 02/15/2012		200	172
iStar Financial, Inc.
5.150% due 03/01/2012		200	121
JPMorgan Chase & Co.
5.058% due 02/22/2021	CAD	200	177
KB Home
5.875% due 01/15/2015		$1,200	1,137
Lehman Brothers Holdings, Inc.
2.907% due 11/16/2009 (a)		900	155
5.625% due 01/24/2013 (a)		1,000	181
6.875% due 05/02/2018 (a)		800	146
Ltd Brands, Inc.
6.900% due 07/15/2017		1,000	944
Macy’s Retail Holdings, Inc.
5.900% due 12/01/2016		1,800	1,659
Marsh & McLennan Cos., Inc.
5.375% due 07/15/2014		2,000	2,084
Masco Corp.
6.125% due 10/03/2016		200	190
MDC Holdings, Inc.
7.000% due 12/01/2012		10,450	10,555
Merrill Lynch & Co., Inc.
0.389% due 03/23/2010		500	499
2.709% due 05/12/2010		2,800	2,836
6.875% due 04/25/2018		1,500	1,580
Metropolitan Life Global Funding I
0.549% due 03/15/2012		900	857
5.125% due 04/10/2013		1,300	1,349
Mohawk Industries, Inc.
6.875% due 01/15/2016		1,000	997
Morgan Stanley
0.960% due 10/18/2016		200	179
0.989% due 10/15/2015		1,000	916
1.418% due 04/13/2016	EUR	700	901
6.625% due 04/01/2018		$1,600	1,695
Motorola, Inc.
5.375% due 11/15/2012		11,090	11,238
8.000% due 11/01/2011		1,300	1,387
Nabors Industries, Inc.
6.150% due 02/15/2018		4,100	4,117
Nationwide Health Properties, Inc.
6.000% due 05/20/2015		500	458
Newell Rubbermaid, Inc.
4.000% due 05/01/2010		57	57
Norfolk Southern Corp.
5.257% due 09/17/2014		1,000	1,086
Pricoa Global Funding I
0.413% due 06/26/2012		900	842
1.130% due 06/04/2010		2,000	1,988
Principal Life Income Funding Trusts
5.300% due 04/24/2013		800	822
Ryder System, Inc.
5.850% due 11/01/2016		200	202
Sara Lee Corp.
6.250% due 09/15/2011		200	216
Sealed Air Corp.
5.625% due 07/15/2013		1,000	1,014
Sprint Capital Corp.
8.375% due 03/15/2012		11,500	11,931
Sprint Nextel Corp.
6.000% due 12/01/2016		200	180
State Street Capital Trust IV
1.299% due 06/01/2077		500	325
Time Warner, Inc.
0.684% due 11/13/2009		400	400
5.500% due 11/15/2011		200	213
Tyson Foods, Inc.
10.500% due 03/01/2014		3,500	3,981
UnitedHealth Group, Inc.
0.472% due 06/21/2010		1,000	996
UST, Inc.
5.750% due 03/01/2018		1,000	965
Verizon Wireless Capital LLC
3.750% due 05/20/2011		2,000	2,065
WM Covered Bond Program
3.875% due 09/27/2011	EUR	1,800	2,704
Yum! Brands, Inc.
6.250% due 03/15/2018		$700	755

			144,793

MORTGAGE-BACKED SECURITIES 5.8%
Adjustable Rate Mortgage Trust
5.160% due 09/25/2035		50	36
American Home Mortgage Assets
0.436% due 05/25/2046		623	299
0.456% due 10/25/2046		846	383
Banc of America Funding Corp.
5.888% due 04/25/2037		800	484
5.915% due 10/20/2046		479	266
BCAP LLC Trust
0.416% due 01/25/2037		752	353
Bear Stearns Adjustable Rate Mortgage Trust
2.216% due 03/25/2035		152	134
2.490% due 08/25/2035		320	281
2.900% due 03/25/2035		449	402
3.753% due 08/25/2033		58	56
4.153% due 05/25/2034		138	128
4.342% due 11/25/2034		31	29
4.550% due 08/25/2035		337	297
4.630% due 05/25/2034		46	37
4.648% due 10/25/2033		54	52
5.440% due 05/25/2047		960	631
Bear Stearns Alt-A Trust
5.490% due 09/25/2035		273	173
5.508% due 11/25/2035		383	222
6.250% due 08/25/2036		488	232
Bear Stearns Commercial Mortgage Securities
0.353% due 03/15/2019		497	411
Bear Stearns Mortgage Funding Trust
0.316% due 02/25/2037		224	191
Bear Stearns Structured Products, Inc.
5.485% due 12/26/2046		232	145
CC Mortgage Funding Corp.
0.426% due 07/25/2036		247	130
Citigroup Commercial Mortgage Trust
5.888% due 12/10/2049		400	381
Citigroup Mortgage Loan Trust, Inc.
4.248% due 08/25/2035		174	143
4.748% due 08/25/2035		157	136
Countrywide Alternative Loan Trust
0.426% due 02/20/2047		439	208
0.441% due 12/20/2046		885	435
0.456% due 03/20/2046		271	135
0.456% due 07/20/2046		783	330
0.526% due 02/25/2037		334	173
0.596% due 05/25/2037		177	82
2.401% due 11/25/2035		78	38
2.941% due 11/25/2035		78	41
5.250% due 06/25/2035		81	68
5.869% due 11/25/2035		757	444
6.000% due 04/25/2037		220	147
6.126% due 08/25/2036		326	312
6.250% due 08/25/2037		83	42
6.500% due 06/25/2036		431	267
Countrywide Home Loan Mortgage Pass-Through Trust
0.476% due 05/25/2035		179	95
0.536% due 04/25/2035		58	30
0.566% due 03/25/2035		205	106
0.576% due 02/25/2035		19	11
0.626% due 09/25/2034		22	13
4.004% due 08/25/2034		17	11
4.110% due 11/19/2033		122	121
4.654% due 11/25/2034		60	45
Credit Suisse Mortgage Capital Certificates
6.500% due 07/26/2036		259	161
CS First Boston Mortgage Securities Corp.
3.877% due 08/25/2033		88	83
6.500% due 04/25/2033		3	3
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
5.886% due 10/25/2036		800	444
First Horizon Asset Securities, Inc.
3.148% due 07/25/2033		22	20
4.129% due 12/25/2033		31	28
6.250% due 08/25/2017		70	72
GMAC Mortgage Corp. Loan Trust
5.500% due 09/25/2034		44	44
Greenpoint Mortgage Funding Trust
0.516% due 11/25/2045		21	11
Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039		800	711
GSR Mortgage Loan Trust
3.717% due 06/25/2034		21	20
4.116% due 09/25/2035		862	798
4.510% due 03/25/2033		45	44
Harborview Mortgage Loan Trust
0.436% due 01/19/2038		2,092	1,070
0.616% due 02/19/2034		6	4
1.751% due 12/19/2036		302	117
4.244% due 05/19/2033		73	69
Indymac Index Mortgage Loan Trust
5.099% due 09/25/2035		643	421
JPMorgan Alternative Loan Trust
5.550% due 10/25/2036		206	183
JPMorgan Mortgage Trust
4.376% due 11/25/2033		49	47
4.493% due 07/25/2035		477	437
5.005% due 07/25/2035		530	445
5.012% due 02/25/2035		97	93
MASTR Alternative Loans Trust
0.646% due 03/25/2036		96	46
MASTR Asset Securitization Trust
4.500% due 03/25/2018		63	63
Mellon Residential Funding Corp.
0.683% due 12/15/2030		33	28
Merrill Lynch Countrywide Commercial Mortgage Trust
0.790% due 07/09/2021		800	647
5.172% due 12/12/2049		300	253
6.156% due 08/12/2049		1,900	1,525
Merrill Lynch Mortgage Investors, Inc.
0.456% due 02/25/2036		232	134
0.496% due 08/25/2036		64	35
4.441% due 02/25/2033		31	27
MLCC Mortgage Investors, Inc.
4.250% due 10/25/2035		268	233
Nomura Asset Acceptance Corp.
5.050% due 10/25/2035		48	29
Residential Accredit Loans, Inc.
0.396% due 02/25/2047		323	138
0.426% due 06/25/2046		808	383
0.456% due 04/25/2046		342	162
Structured Adjustable Rate Mortgage Loan Trust
3.619% due 04/25/2034		90	77
3.750% due 02/25/2034		34	28
5.210% due 09/25/2034		164	144
Structured Asset Mortgage Investments, Inc.
0.436% due 07/25/2046		883	419
0.456% due 05/25/2046		204	114
0.466% due 05/25/2036		913	427
0.466% due 09/25/2047		600	201
0.496% due 07/19/2035		654	474
0.596% due 03/19/2034		17	11
0.826% due 07/19/2034		9	6
Thornburg Mortgage Securities Trust
0.356% due 11/25/2046		402	381
Wachovia Bank Commercial Mortgage Trust
0.333% due 09/15/2021		531	397
5.342% due 12/15/2043		1,500	1,146
WaMu Mortgage Pass-Through Certificates
0.516% due 12/25/2045		121	71
0.536% due 10/25/2045		63	34
0.556% due 01/25/2045		20	13
0.566% due 01/25/2045		20	12
0.786% due 12/25/2027		76	54
1.751% due 02/25/2047		837	437
2.301% due 08/25/2042		13	9
2.723% due 02/27/2034		14	13
2.833% due 09/25/2033		2,783	2,582
2.910% due 06/25/2033		32	27
3.099% due 07/25/2046		417	243
3.708% due 03/25/2034		124	116
5.392% due 02/25/2037		912	587
5.605% due 11/25/2036		2,189	1,572
Washington Mutual Alternative Mortgage Pass-Through Certificates
1.841% due 07/25/2046		146	63
Wells Fargo Mortgage-Backed Securities Trust
3.818% due 04/25/2036		64	56
4.500% due 11/25/2018		220	221
4.750% due 10/25/2018		128	127
4.948% due 03/25/2036		317	242

			28,518

MUNICIPAL BONDS & NOTES 1.9%
Chicago, Illinois Board of Education General Obligation Bonds, Series 2009
6.138% due 12/01/2039		3,100	3,336
Chicago, Illinois Transit Authority Revenue Bonds, Series 2008
6.899% due 12/01/2040		1,400	1,569
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
0.000% due 06/01/2037 (c)		600	396
Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
5.600% due 06/01/2034		1,300	1,194
Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047		400	325
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054		100	8
West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047		3,205	2,539

			9,367

	SHARES
PREFERRED STOCKS 0.1%
DG Funding Trust
0.652% due 12/31/2049		58	495
SLM Corp.
0.550% due 01/16/2018		3,100	38
0.573% due 03/15/2017		500	6

			539

	PRINCIPAL AMOUNT (000s)
U.S. GOVERNMENT AGENCIES 3.3%
Fannie Mae
0.000% due 06/01/2017 (e)		$2,600	1,916
0.366% due 03/25/2034		21	20
0.396% due 08/25/2034		12	12
0.446% due 10/27/2037		1,600	1,514
0.496% due 06/25/2044		7	7
3.440% due 11/01/2034		161	164
4.148% due 10/01/2034		14	14
4.943% due 12/01/2034		29	30
5.040% due 02/01/2021		38	39
5.500% due 10/01/2025 - 12/01/2036		1,719	1,813
5.500% due 05/01/2047 (g)		2,082	2,170
6.000% due 07/25/2044		73	76
Freddie Mac
0.343% due 02/01/2011 (e)		145	145
0.379% due 03/09/2011		129	129
0.389% due 05/04/2011 (e)		317	317
0.402% due 08/05/2011		7	7
0.473% due 02/15/2019		869	863
0.526% due 09/25/2031		50	46
0.743% due 04/15/2028		663	655
2.251% due 10/25/2044		112	109
3.709% due 02/01/2029		16	16
3.750% due 03/27/2019 (e)		1,200	1,203
4.000% due 03/01/2010		209	211
4.500% due 02/15/2017		253	261
5.000% due 03/15/2017		152	158
5.325% due 04/01/2037		181	189
5.500% due 06/01/2036		950	998
6.000% due 04/15/2036 - 08/01/2038		1,870	2,004
Ginnie Mae
4.125% due 11/20/2024		5	5
6.000% due 09/20/2038		1,014	1,065

			16,156

Total United States (Cost $213,710)			214,754

SHORT-TERM INSTRUMENTS 6.5%
REPURCHASE AGREEMENTS 0.4%
JPMorgan Chase Bank N.A.
0.030% due 10/01/2009		$1,000	1,000
(Dated 09/30/2009. Collateralized by U.S. Treasury Notes 2.750% due 02/28/2013 valued at $1,028. Repurchase proceeds are $1,000.)
State Street Bank and Trust Co.
0.010% due 10/01/2009		806	806
(Dated 09/30/2009. Collateralized by U.S. Treasury Bills 0.000% due 11/27/2009 valued at $825. Repurchase proceeds are $806.)

			1,806

U.S. CASH MANAGEMENT BILLS 0.1%
0.196% due 04/01/2010 (e)		593	593

U.S. TREASURY BILLS 0.4%
0.220% due 02/25/2010 - 03/25/2010 (b)(e)		1,950	1,948

	SHARES
SHORT-TERM FLOATING NAV PORTFOLIO (d) 5.6%
		2,756,209	27,598

Total Short-Term Instruments (Cost $31,945)			31,945

Total Investments 103.9% (Cost $500,751)			512,270
Written Options (i) (0.1%) (Premiums $1,412)			(654)
Other Assets and Liabilities (Net) (3.8%)			(18,794)

Net Assets 100.0%			$492,822

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) Coupon represents a weighted average rate.

(c) Security becomes interest bearing at a future date.

(d) Affiliated to the Portfolio.

(e) Securities with an aggregate market value of $3,465 have been pledged as collateral for swap and swaption contracts on September 30, 2009.

(f) The average amount of borrowings while outstanding during the period ended September 30, 2009 was $18,831 at a weighted average interest rate of (1.225%). On September 30, 2009, there were no open reverse repurchase agreements.

(g) Securities with an aggregate market value of $292 and cash of $1,905 have been pledged as collateral for the following open futures contracts on September 30, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
Euro-Bund 10-Year Bond December Futures	Long	12/2009	131	$97
Italy Government Bond December Futures	Long	12/2009	53	79
Japan Government 10-Year Bond December Futures	Long	12/2009	8	72
U.S. Treasury 2-Year Note December Futures	Long	12/2009	314	54
U.S. Treasury 10-Year Note December Futures	Long	12/2009	342	599
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2010	685	641
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures Put Options Strike @ GBP 92.000	Short	12/2009	82	31

				$1,573

(h) Swap agreements outstanding on September 30, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection(1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at September 30, 2009(3)	Notional Amount(4)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Altria Group, Inc.	DUB	(1.455%)	03/20/2019	1.197%		$1,000	$(21)	$0	$(21)
American General Finance Corp.	MLP	(1.370%)	12/20/2017	9.152%		100	34	0	34
AutoZone, Inc.	CITI	(0.680%)	12/20/2012	0.536%		100	0	0	0
Bank of America Corp.	BCLY	(1.700%)	12/20/2013	1.191%		200	(4)	0	(4)
Bank of America Corp.	DUB	(1.720%)	12/20/2013	1.191%		500	(11)	0	(11)
Bank of America Corp.	JPM	(1.000%)	09/20/2013	2.080%		600	24	46	(22)
Barclays Bank PLC	BNP	(2.250%)	06/20/2014	1.198%		1,100	(52)	0	(52)
Barclays Bank PLC	BNP	(2.300%)	06/20/2014	1.198%		600	(30)	0	(30)
Barclays Bank PLC	DUB	(2.230%)	06/20/2019	1.315%		700	(52)	0	(52)
Barclays Bank PLC	DUB	(2.300%)	06/20/2019	1.315%		300	(24)	0	(24)
Bear Stearns Cos. LLC	CSFB	(0.760%)	12/20/2017	0.714%		1,000	(3)	0	(3)
Block Financial LLC	BCLY	(1.030%)	03/20/2013	0.416%		2,000	(42)	0	(42)
Boston Scientific Corp.	MSC	(1.000%)	06/20/2014	0.811%		1,500	(13)	7	(20)
Boston Scientific Corp.	UBS	(2.060%)	06/20/2016	0.860%		200	(15)	0	(15)
Capital One Financial Corp.	JPM	(1.000%)	06/20/2014	1.120%		5,900	29	266	(237)
Centex Corp.	BOA	(1.000%)	06/20/2015	0.722%		1,000	(15)	36	(51)
Centex Corp.	GSC	(1.000%)	06/20/2014	0.673%		1,200	(18)	16	(34)
Centex Corp.	JPM	(1.000%)	06/20/2015	0.722%		3,800	(57)	41	(98)
CenturyTel, Inc.	JPM	(1.000%)	06/20/2017	0.819%		4,700	(59)	(3)	(56)
Citigroup, Inc.	BOA	(5.000%)	06/20/2013	3.119%		100	(6)	3	(9)
Citigroup, Inc.	BOA	(0.940%)	06/20/2018	2.017%		2,000	148	0	148
Citigroup, Inc.	DUB	(5.000%)	06/20/2013	3.119%	EUR	6,600	(628)	247	(875)
Citigroup, Inc.	DUB	(1.000%)	09/20/2019	2.049%		$1,000	79	64	15
Cleveland Electric Illuminating Co.	RBS	(0.940%)	06/20/2017	1.255%		1,000	21	0	21
CNA Financial Corp.	JPM	(0.440%)	09/20/2011	2.306%		200	7	0	7
CSX Corp.	MLP	(0.230%)	03/20/2012	0.349%		200	1	0	1
Cytec Industries, Inc.	JPM	(1.000%)	09/20/2013	1.315%		2,000	23	46	(23)
Darden Restaurants, Inc.	CITI	(1.450%)	12/20/2017	1.430%		1,000	(2)	0	(2)
DR Horton, Inc.	BNP	(4.030%)	06/20/2011	1.271%		200	(10)	0	(10)
DR Horton, Inc.	DUB	(1.000%)	06/20/2016	1.714%		4,500	184	471	(287)
Erac USA Finance Co.	JPM	(2.700%)	12/20/2012	1.044%		800	(42)	0	(42)
GATX Financial Corp.	RBS	(0.605%)	03/20/2012	1.287%		1,000	16	0	16
Goldman Sachs Group, Inc.	BCLY	(1.520%)	06/20/2013	1.042%		100	(2)	0	(2)
Harris Corp.	BOA	(1.440%)	12/20/2017	0.909%		1,500	(57)	0	(57)
International Lease Finance Corp.	BCLY	(0.170%)	03/20/2012	9.677%		200	39	0	39
International Lease Finance Corp.	MLP	(0.130%)	03/20/2012	9.677%		200	38	0	38
iStar Financial, Inc.	CSFB	(0.450%)	03/20/2012	21.563%		200	72	0	72
JPMorgan Chase & Co.	BOA	(1.000%)	03/20/2018	0.980%		1,200	(2)	9	(11)
JPMorgan Chase & Co.	DUB	(0.720%)	03/20/2018	0.714%		700	0	0	0
JPMorgan Chase & Co.	DUB	(1.000%)	03/20/2018	0.980%		500	(1)	1	(2)
JPMorgan Chase & Co.	GSC	(1.000%)	03/20/2018	0.980%		1,500	(2)	24	(26)
JPMorgan Chase & Co.	RBC	(0.310%)	03/20/2016	1.077%		200	9	0	9
KB Home	DUB	(5.000%)	03/20/2015	2.239%		1,200	(160)	(93)	(67)
Lafarge S.A.	BOA	(1.690%)	09/20/2016	2.251%		2,000	64	0	64
Ltd Brands, Inc.	JPM	(2.850%)	09/20/2017	2.811%		1,000	(3)	0	(3)
Macy’s Retail Holdings, Inc.	JPM	(1.000%)	12/20/2016	3.011%		1,800	205	176	29
Marsh & McLennan Cos., Inc.	DUB	(0.590%)	09/20/2014	0.428%		1,000	(8)	0	(8)
Marsh & McLennan Cos., Inc.	DUB	(0.670%)	09/20/2014	0.428%		1,000	(12)	0	(12)
Masco Corp.	CSFB	(0.907%)	12/20/2016	2.125%		200	15	0	15
MDC Holdings, Inc.	DUB	(1.000%)	12/20/2012	0.651%		10,800	(121)	71	(192)
Mohawk Industries, Inc.	UBS	(1.550%)	03/20/2016	1.968%		1,000	23	0	23
Morgan Stanley	DUB	(1.850%)	09/20/2018	1.381%		500	(17)	0	(17)
Morgan Stanley	RBS	(0.320%)	12/20/2016	1.403%		200	13	0	13
Motorola, Inc.	BCLY	(1.000%)	12/20/2011	0.995%		1,400	(1)	51	(52)
Motorola, Inc.	JPM	(1.000%)	12/20/2012	1.146%		11,090	47	411	(364)
Nabors Industries, Inc.	CITI	(0.820%)	03/20/2018	1.096%		1,000	20	0	20
Nabors Industries, Inc.	DUB	(0.630%)	03/20/2018	1.096%		1,000	33	0	33
Nabors Industries, Inc.	UBS	(1.050%)	03/20/2018	1.096%		2,100	6	0	6
Nationwide Health Properties, Inc.	JPM	(1.990%)	06/20/2015	1.941%		500	(2)	0	(2)
Newell Rubbermaid, Inc.	CITI	(0.130%)	06/20/2010	1.057%		200	1	0	1
Norfolk Southern Corp.	BCLY	(0.450%)	09/20/2014	0.406%		1,000	(2)	0	(2)
Rio Tinto Alcan, Inc.	BCLY	(1.740%)	06/20/2015	0.287%		1,000	(79)	0	(79)
Ryder System, Inc.	JPM	(0.460%)	12/20/2016	1.145%		200	9	0	9
Sara Lee Corp.	RBS	(0.630%)	09/20/2011	0.226%		200	(2)	0	(2)
Sealed Air Corp.	BCLY	(1.035%)	09/20/2013	0.982%		1,000	(2)	0	(2)
Smith Group PLC	RBS	(0.530%)	09/20/2010	0.462%	GBP	1,000	(1)	0	(1)
Sprint Capital Corp.	CITI	(5.000%)	03/20/2012	3.017%		$3,100	(148)	(141)	(7)
Sprint Nextel Corp.	CSFB	(1.000%)	03/20/2012	3.017%		8,400	394	459	(65)
Sprint Nextel Corp.	JPM	(1.125%)	12/20/2016	3.492%		200	26	0	26
Tate & Lyle International Finance PLC	BNP	(1.760%)	06/20/2011	0.951%		200	(3)	0	(3)
Thomson	JPM	(0.850%)	12/20/2016	23.631%	EUR	23	8	0	8
Time Warner, Inc.	BOA	(0.310%)	12/20/2011	0.295%		$200	0	0	0
Tyson Foods, Inc.	BNP	(1.000%)	03/20/2014	1.880%		4,000	143	136	7
UBS AG	BCLY	(2.250%)	03/20/2014	0.904%	EUR	800	(67)	0	(67)
UBS AG	BNP	(2.980%)	03/20/2019	1.022%		$100	(15)	0	(15)
UBS AG	BOA	(2.280%)	06/20/2018	1.012%		1,300	(122)	0	(122)
UST, Inc.	GSC	(0.720%)	03/20/2018	0.186%		1,000	(41)	0	(41)
Vivendi	BNP	(1.743%)	06/20/2013	1.127%		300	(7)	0	(7)
Vivendi	BNP	(1.780%)	06/20/2013	1.127%		300	(7)	0	(7)
Vivendi	BNP	(1.820%)	06/20/2013	1.127%		300	(8)	0	(8)
Vivendi	DUB	(1.500%)	06/20/2018	1.308%		100	(1)	0	(1)
WPP Group PLC	BCLY	(3.750%)	06/20/2017	2.321%	GBP	1,000	(143)	0	(143)
XL Capital Finance Europe PLC	BCLY	(0.310%)	03/20/2012	1.441%		$100	3	0	3
Yum! Brands, Inc.	CITI	(0.950%)	03/20/2018	0.805%		700	(8)	0	(8)

							$(414)	$2,344	$(2,758)

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection(2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2009(3)	Notional Amount(4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
General Electric Capital Corp.	BOA	7.000%	06/20/2013	1.994%	$100	$18	$0	$18
General Electric Capital Corp.	DUB	5.000%	09/20/2014	1.978%	700	95	23	72
HSBC Finance Corp.	GSC	5.000%	06/20/2012	1.316%	1,000	99	12	87
SLM Corp.	CITI	5.000%	06/20/2011	9.191%	1,200	(75)	(228)	153

						$137	$(193)	$330

Credit Default Swaps on Credit Indices - Buy Protection(1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount(4)		Market Value(5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.IG-8 10-Year Index	GSC	(0.600%)	06/20/2017		$11,517	525	34	491
CDX.IG-8 10-Year Index	MLP	(0.600%)	06/20/2017		879	40	22	18
CDX.IG-9 10-Year Index	BCLY	(0.800%)	12/20/2017		3,123	124	13	111
CDX.IG-9 10-Year Index	DUB	(0.800%)	12/20/2017		1,854	73	69	4
CDX.IG-10 10-Year Index	GSC	(1.500%)	06/20/2018		2,440	$(17)	$(82)	$65
CDX.IG-10 10-Year Index	MSC	(1.500%)	06/20/2018		488	(4)	(7)	3
CDX.IG-12 5-Year Index	DUB	(1.000%)	06/20/2014		6,300	25	136	(111)
CDX.IG-12 10-Year Index	GSC	(1.000%)	06/20/2019		6,500	104	301	(197)
iTraxx Europe HVol 6 Index	JPM	(0.850%)	12/20/2016	EUR	676	44	(4)	48

						$914	$482	$432

Credit Default Swaps on Credit Indices - Sell Protection(2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount(4)	Market Value(5)	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
ABX.HE AA 06-1 Index	CSFB	0.320%	07/25/2045	$500	$(357)	$(150)	$(207)
ABX.HE AAA 06-2 Index	DUB	0.110%	05/25/2046	497	(290)	(152)	(138)

					$(647)	$(302)	$(345)

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities compromising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty		Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
Pay	1-Month EUR- FRCPXTOB Index	1.948%	03/15/2012	BCLY	EUR	900	$31	$1	$30
Pay	1-Month EUR- FRCPXTOB Index	1.950%	03/30/2012	RBS		600	18	0	18
Pay	3-Month CAD Bank Bill	5.800%	12/19/2023	JPM	CAD	9,400	164	(93)	257
Pay	3-Month CAD Bank Bill	5.800%	12/19/2023	MLP		2,700	47	(8)	55
Pay	3-Month CAD Bank Bill	5.800%	12/19/2023	RBC		33,600	587	12	575
Pay	3-Month CAD Bank Bill	5.800%	12/19/2023	RBS		6,700	117	(37)	154
Pay	6-Month EUR- LIBOR	3.000%	09/15/2011	DUB	EUR	2,100	25	6	19
Pay	6-Month GBP- LIBOR	3.500%	12/17/2013	BCLY	GBP	4,100	147	6	141
Pay	6-Month GBP- LIBOR	3.500%	12/17/2013	GSC		20,800	748	236	512
Pay	6-Month GBP- LIBOR	3.500%	12/17/2013	MSC		1,600	57	2	55

							$1,941	$125	$1,816

(i) Written options outstanding on September 30, 2009:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 10-Year Interest Rate Swap	BCLY	6-Month EUR-LIBOR	Pay	10.000%	07/01/2014	EUR	17,100	$131	$81
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	2.950%	11/23/2009		$8,000	66	51
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.420%	11/23/2009		16,100	174	25
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		1,700	9	8
Put - OTC 5-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	5.000%	06/15/2010		24,600	271	92
Put - OTC 5-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	5.800%	06/28/2010		5,700	38	12
Call - OTC 7-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	2.950%	11/23/2009		8,700	77	56
Call - OTC 7-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	2.950%	11/23/2009		11,200	76	72
Put - OTC 5-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	5.000%	06/15/2010		1,800	25	7
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	2.950%	11/23/2009		10,700	65	68
Put - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.750%	12/18/2009		7,700	73	3
Put - OTC 5-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	5.000%	06/15/2010		16,300	163	61
Put - OTC 5-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	5.800%	06/28/2010		8,600	23	19
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.800%	06/28/2010		21,800	132	47

								$1,323	$602

Foreign Currency Options

Description	Exercise Price		Expiration Date	Notional Amount	Premium	Market Value
Call - OTC USD versus KRW	KRW	1,500.000	09/01/2010	$2,400	$63	$36
Call - OTC USD versus KRW		1,500.000	09/03/2010	1,000	26	16

					$89	$52

(j) Foreign currency contracts outstanding on September 30, 2009:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	4,237	11/2009	RBS	$0	$(45)	$(45)
Sell	BRL	2,236	10/2009	DUB	0	(75)	(75)
Buy		2,236	10/2009	JPM	172	0	172
Buy		2,237	02/2010	DUB	74	0	74
Buy	CAD	7,407	10/2009	CITI	70	0	70
Sell		213	10/2009	DUB	0	0	0
Buy		300	10/2009	RBS	0	(1)	(1)
Sell	CLP	10,863	11/2009	BCLY	0	(1)	(1)
Buy		10,300	11/2009	CITI	1	0	1
Buy	CNY	2,548	05/2010	BCLY	0	(40)	(40)
Sell		5,414	05/2010	BCLY	0	(39)	(39)
Buy		2,866	05/2010	MLP	0	(43)	(43)
Buy		44,970	06/2011	BCLY	0	(223)	(223)
Buy	DKK	2,500	10/2009	JPM	19	0	19
Buy		13,098	10/2009	RBS	111	0	111
Buy		15,598	12/2009	HSBC	1	0	1
Buy	EUR	25,264	10/2009	BCLY	779	0	779
Buy		30,211	10/2009	BNP	947	0	947
Buy		853	10/2009	BOA	6	(1)	5
Sell		301	10/2009	BOA	5	0	5
Buy		351	10/2009	CITI	3	0	3
Sell		578	10/2009	CITI	3	0	3
Buy		162	10/2009	DUB	0	0	0
Sell		600	10/2009	DUB	0	(1)	(1)
Buy		83	10/2009	HSBC	0	(1)	(1)
Buy		1,067	10/2009	JPM	4	(5)	(1)
Buy		24,759	10/2009	MSC	825	0	825
Buy		1,095	10/2009	RBC	19	(9)	10
Buy		1,439	10/2009	RBS	0	(18)	(18)
Sell		55,800	10/2009	RBS	0	(2,084)	(2,084)
Buy		102	10/2009	UBS	0	0	0
Buy	GBP	13,915	10/2009	BNP	0	(1,000)	(1,000)
Buy		1,000	10/2009	DUB	0	(1)	(1)
Buy	INR	95	10/2009	BCLY	0	0	0
Buy		288	10/2009	CITI	0	0	0
Sell		660	10/2009	CITI	0	0	0
Buy		95	10/2009	HSBC	0	0	0
Buy		95	10/2009	JPM	0	0	0
Buy		87	10/2009	MSC	0	0	0
Buy		660	03/2010	CITI	0	0	0
Buy	JPY	161,727	10/2009	BCLY	28	0	28
Buy		5,560,506	10/2009	BNP	1,852	0	1,852
Buy		104,253	10/2009	BOA	21	0	21
Sell		38,977	10/2009	BOA	0	(7)	(7)
Buy		45,362	10/2009	CITI	12	0	12
Sell		74,588	10/2009	CITI	0	(2)	(2)
Buy		52,964	10/2009	DUB	14	0	14
Buy		10,777	10/2009	HSBC	2	0	2
Sell		779,340	10/2009	HSBC	41	0	41
Buy		128,470	10/2009	JPM	21	0	21
Buy		1,156,961	10/2009	RBC	5	0	5
Sell		10,055	10/2009	RBC	0	(3)	(3)
Buy		13,164	10/2009	UBS	0	(1)	(1)
Sell	KRW	4,495	11/2009	BCLY	0	0	0
Sell		160	11/2009	BOA	0	0	0
Sell		3,811	11/2009	CITI	0	0	0
Sell		3,409	11/2009	RBS	0	0	0
Buy	MXN	140	11/2009	CITI	1	0	1
Sell		140	11/2009	DUB	0	0	0
Buy	MYR	20	11/2009	BCLY	0	0	0
Buy		10	11/2009	DUB	0	0	0
Buy		27	11/2009	JPM	0	0	0
Buy		2	02/2010	CITI	0	0	0
Sell	PHP	119	11/2009	DUB	0	0	0
Buy	SEK	277	10/2009	GSC	3	0	3
Buy		5,490	10/2009	JPM	53	0	53
Buy		11,205	10/2009	RBS	156	0	156
Buy		16,972	12/2009	HSBC	0	(2)	(2)
Sell	SGD	11	11/2009	HSBC	0	0	0
Sell	TWD	297	11/2009	BCLY	0	0	0
Sell		124	11/2009	CITI	0	0	0
Buy	ZAR	97	11/2009	BCLY	3	0	3

					$5,251	$(3,602)	$1,649

(k) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of September 30, 2009 in valuing the Portfolio’s assets and liabilities:

Category++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 09/30/2009
Italy	$0	$66,077	$0	$66,077
Japan	0	86,344	0	86,344
United States	0	213,240	1,514	214,754
Short-Term Instruments	27,598	4,347	0	31,945
Other Investments+++	0	112,469	681	113,150

Investments, at value	$27,598	$482,477	$2,195	$512,270

Financial Derivative Instruments++++	$1,573	$470	$0	$2,043

Total	$29,171	$482,947	$2,195	$514,313

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending September 30, 2009:

Category++	Beginning Balance at 12/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Net Transfers In/(Out) of Level 3	Ending Balance at 09/30/2009	Net Change in Unrealized Appreciation/ (Depreciation) on investments held at 09/30/2009
United States	$426	$171	$(2)	$8	$189	$722	$1,514	$166
Other Investments+++	1,278	(293)	7	(41)	314	(584)	681	49

Investments, at value	$1,704	$(122)	$5	$(33)	$503	$138	$2,195	$215

Financial Derivative Instruments++++	95	0	0	0	(48)	(47)	$0	0

Total	$1,799	$(122)	$5	$(33)	$455	$91	$2,195	$215

+	See note 4 in the Supplementary Notes to Schedule of Investments for additional information.

++	Refer to the Schedule of Investments for additional information.

+++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.

++++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes

Consolidated Schedule of Investments

Global Multi-Asset Portfolio

September 30, 2009 (Unaudited)

	SHARES	MARKET VALUE (000s)
PIMCO FUNDS (a)(b) 39.6%
Emerging Local Bond Fund	13,898	$136
Emerging Markets and Infrastructure Bond Fund	26,048	281
Emerging Markets Bond Fund	17,723	181
Global Advantage Strategy Bond Fund	54,546	618
Global Bond Fund (Unhedged)	46,623	455
Investment Grade Corporate Bond Fund	36,486	408
Real Return Fund	5,400	58
StocksPLUS® Fund	110,731	817
Total Return Fund	66,331	724

Total PIMCO Funds (Cost $3,516)		3,678

	PRINCIPAL AMOUNT (000s)
U.S. GOVERNMENT AGENCIES 7.6%
Freddie Mac
0.343% due 02/01/2011	$150	150
0.402% due 08/05/2011	400	400
1.750% due 06/15/2012	100	100
2.125% due 03/23/2012	50	51

Total U.S. Government Agencies (Cost $700)		701

U.S. TREASURY OBLIGATIONS 13.2%
U.S. Treasury Bonds
4.250% due 05/15/2039	50	52
4.500% due 08/15/2039	50	54
U.S. Treasury Notes
1.000% due 07/31/2011 (c)	18	18
1.000% due 08/31/2011	350	351
1.125% due 06/30/2011	370	372
2.000% due 09/30/2010	370	376

Total U.S. Treasury Obligations (Cost $1,218)		1,223

	SHARES
EXCHANGE-TRADED FUNDS 11.0%
iShares MSCI Emerging Markets Index Fund	19,849	773
SPDR Gold Trust	2,530	250

Total Exchange-Traded Funds (Cost $895)		1,023

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 32.0%
COMMERCIAL PAPER 2.2%
Fannie Mae
0.170% due 12/17/2009	$200	200

REPURCHASE AGREEMENTS 6.9%
State Street Bank and Trust Co.
0.010% due 10/01/2009	637	637

(Dated 09/30/2009. Collateralized by U.S. Treasury Bills 0.000% due 11/27/2009 valued at $650. Repurchase proceeds are $637.)
U.S. CASH MANAGEMENT BILLS 0.2%
0.195% due 04/01/2010 (c)	18	18

U.S. TREASURY BILLS 0.1%
0.260% due 02/25/2010 (c)	9	9

	SHARES
SHORT-TERM FLOATING NAV PORTFOLIO (a) 22.6%
	209,890	2,102

Total Short-Term Instruments (Cost $2,966)		2,966

PURCHASED OPTIONS (e) 0.4% (Cost $103)		39
Total Investments 103.8% (Cost $9,398)		$9,630
Written Options (f) (0.2%) (Premiums $59)		(15)
Other Assets and Liabilities (Net) (3.6%)		(334)

Net Assets 100.0%		$9,281

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Affiliated to the Portfolio.

(b) Institutional Class Shares of each PIMCO Fund.

(c) Securities with an aggregate market value of $31 and cash of $85 have been pledged as collateral for the following open futures contracts on September 30, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar December Futures	Long	12/2010	2	$2
90-Day Eurodollar June Futures	Long	06/2010	2	1
E-Mini MSCI EAFE Index December Futures	Long	12/2009	11	1
S&P 500 Index December Futures	Long	12/2009	1	16

				$20

(d) Swap agreements outstanding on September 30, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection(1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2009(2)	Notional Amount(3)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
TransCapitalInvest Ltd. for OJSC AK Transneft	BCLY	1.000%	12/20/2010	1.035%	$100	$0	$(1)	$1

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(e) Purchased options outstanding on September 30, 2009:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500 Index December Futures	$850.000	12/19/2009	24	$15	$16
Put - CBOE S&P 500 Index December Futures	700.000	12/18/2010	10	88	23

				$103	$39

(f) Written options outstanding on September 30, 2009:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOE S&P 500 Index December Futures	$600.000	12/18/2010	10	$56	$14
Put - CBOT U.S. Treasury 10-Year Note December Futures	115.000	11/20/2009	1	1	0

				$57	$14

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.350%	11/23/2009	$400	$2	$1

(g) Foreign currency contracts outstanding on September 30, 2009:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	67	11/2009	RBS	$1	$0	$1
Sell	BRL	61	10/2009	HSBC	0	(1)	(1)
Buy		61	10/2009	JPM	4	0	4
Buy	CAD	159	10/2009	CITI	2	0	2
Buy		54	10/2009	HSBC	1	0	1
Buy	CHF	59	10/2009	CITI	3	0	3
Buy		59	12/2009	HSBC	0	0	0
Buy	CNY	204	03/2010	JPM	0	0	0
Buy	EUR	68	10/2009	HSBC	0	0	0
Buy		109	10/2009	JPM	0	(1)	(1)
Buy	GBP	37	10/2009	HSBC	0	0	0
Buy		39	10/2009	JPM	0	(2)	(2)
Buy		94	10/2009	RBS	0	(7)	(7)
Buy	JPY	6,735	10/2009	GSC	0	0	0
Buy		6,735	10/2009	HSBC	0	0	0
Buy		10,939	10/2009	JPM	2	0	2
Buy	SEK	136	10/2009	CITI	2	0	2
Buy		136	12/2009	HSBC	0	0	0

					$15	$(11)	$4

(h) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of September 30, 2009 in valuing the Portfolio’s assets and liabilities:

Category++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 09/30/2009
PIMCO Funds	$3,678	$0	$0	$3,678
U.S. Government Agencies	0	701	0	701
U.S. Treasury Obligations	0	1,223	0	1,223
Exchange-Traded Funds	1,023	0	0	1,023
Short-Term Instruments	2,102	864	0	2,966
Purchased Options	39	0	0	39

Investments, at value	$6,842	$2,788	$0	$9,630

Financial Derivative Instruments+++	$6	$4	$0	$10

Total	$6,848	$2,792	$0	$9,640

+	See note 4 in the Supplementary Notes to Schedule of Investments for additional information.

++	Refer to the Schedule of Investments for additional information.

+++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

High Yield Portfolio

September 30, 2009 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 3.5%
AES Corp.
6.520% due 03/31/2010		$360	$324
CSC Holdings, Inc.
9.750% due 08/01/2013		500	523
Daimler Finance North America LLC
4.250% due 08/03/2012		3,126	3,014
First Data Corp.
2.996% due 09/24/2014		903	781
3.011% due 09/24/2014		51	44
3.035% due 09/24/2014		27	24
Ford Motor Co.
3.250% due 12/16/2013		210	187
3.510% due 12/16/2013		3,210	2,862
Freescale Semiconductor, Inc.
12.500% due 12/15/2014		167	168
Ineos Group Holdings PLC
7.001% due 10/07/2012		659	540
Texas Competitive Electric Holdings Co. LLC
3.754% due 10/10/2014		9,794	7,718
3.782% due 10/10/2014		23	18
Tribune Co.
5.000% due 06/04/2024 (a)		282	139
5.250% due 06/04/2024 (a)		1,358	657

Total Bank Loan Obligations (Cost $17,825)			16,999

CORPORATE BONDS & NOTES 80.2%
BANKING & FINANCE 29.8%
AES Ironwood LLC
8.857% due 11/30/2025		2,342	2,161
AES Red Oak LLC
8.540% due 11/30/2019		1,235	1,170
9.200% due 11/30/2029		100	93
AgriBank FCB
9.125% due 07/15/2019		6,785	7,352
AIG Life Holdings U.S., Inc.
7.500% due 08/11/2010		250	252
American General Finance Corp.
4.625% due 09/01/2010		2,300	2,109
American International Group, Inc.
4.950% due 03/20/2012		925	833
5.375% due 10/18/2011		375	347
5.450% due 05/18/2017		1,875	1,361
5.850% due 01/16/2018		1,200	870
8.175% due 05/15/2058		900	547
8.250% due 08/15/2018		5,525	4,702
Barclays Bank PLC
7.434% due 09/29/2049		7,400	6,586
10.179% due 06/12/2021		1,580	2,081
Caelus Re Ltd.
6.611% due 06/07/2011		250	238
Capital One Bank USA N.A.
8.800% due 07/15/2019		2,200	2,547
Capital One Capital V
10.250% due 08/15/2039		3,600	3,988
CIT Group, Inc.
5.400% due 03/07/2013		3,250	2,086
Citigroup Capital XXI
8.300% due 12/21/2057		1,675	1,505
Citigroup, Inc.
5.000% due 09/15/2014		100	95
8.125% due 07/15/2039		7,400	8,308
Countrywide Capital III
8.050% due 06/15/2027		1,800	1,714
El Paso Performance-Linked Trust
7.750% due 07/15/2011		1,500	1,540
Ford Motor Credit Co. LLC
3.260% due 01/13/2012		4,500	4,056
5.700% due 01/15/2010		1,525	1,525
7.000% due 10/01/2013		1,525	1,433
7.375% due 10/28/2009		5,375	5,376
7.500% due 08/01/2012		300	288
7.875% due 06/15/2010		500	502
8.000% due 06/01/2014		8,000	7,698
8.000% due 12/15/2016		3,425	3,183
9.875% due 08/10/2011		1,525	1,547
12.000% due 05/15/2015		250	276
Fresenius U.S. Finance II, Inc.
9.000% due 07/15/2015		775	849
General Electric Capital Corp.
6.875% due 01/10/2039		900	946
GMAC LLC
6.625% due 05/15/2012		225	205
6.750% due 12/01/2014		100	84
8.000% due 11/01/2031		2,525	2,023
Goldman Sachs Group, Inc.
6.750% due 10/01/2037		1,800	1,864
HBOS PLC
6.750% due 05/21/2018		900	804
HCP, Inc.
5.650% due 12/15/2013		1,475	1,461
6.000% due 01/30/2017		500	468
6.300% due 09/15/2016		500	482
7.072% due 06/08/2015		125	126
HSBC Finance Capital Trust IX
5.911% due 11/30/2035		300	228
International Lease Finance Corp.
0.627% due 05/24/2010		175	167
5.000% due 04/15/2010		250	243
5.350% due 03/01/2012		2,300	1,956
5.400% due 02/15/2012		2,300	1,978
5.625% due 09/15/2010		800	764
5.750% due 06/15/2011		5,000	4,556
5.875% due 05/01/2013		300	236
6.625% due 11/15/2013		5,625	4,465
Lehman Brothers Holdings, Inc.
5.625% due 01/24/2013 (a)		775	140
6.625% due 01/18/2012 (a)		125	22
6.750% due 12/28/2017 (a)		1,250	0
6.875% due 05/02/2018 (a)		500	91
7.500% due 05/11/2038 (a)		1,025	0
M&I Marshall & Ilsley Bank
6.375% due 09/01/2011		1,500	1,440
Merrill Lynch & Co., Inc.
6.875% due 04/25/2018		2,250	2,370
MetLife of Connecticut Institutional Funding Ltd.
0.779% due 06/15/2011		500	485
NSG Holdings LLC
7.750% due 12/15/2025		2,125	1,913
Rabobank Nederland NV
11.000% due 06/29/2049		6,075	7,463
Regions Financial Corp.
0.453% due 06/26/2012		2,800	2,402
Royal Bank of Scotland Group PLC
6.990% due 10/29/2049		250	130
7.640% due 03/29/2049		2,200	1,079
Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049		2,100	1,850
SLM Corp.
0.664% due 07/26/2010		400	380
0.693% due 01/31/2014		400	239
0.734% due 10/25/2011		1,350	1,132
0.804% due 01/27/2014		1,025	647
5.000% due 10/01/2013		900	717
5.000% due 06/15/2018		450	283
5.125% due 08/27/2012		325	278
5.375% due 05/15/2014		300	230
8.450% due 06/15/2018		1,625	1,298
SMFG Preferred Capital USD 3 Ltd.
9.500% due 07/29/2049		400	444
Societe Generale
5.922% due 04/29/2049		350	252
Tenneco, Inc.
8.125% due 11/15/2015		250	244
TNK-BP Finance S.A.
6.625% due 03/20/2017		500	462
7.500% due 07/18/2016		1,000	978
TransCapitalInvest Ltd. for OJSC AK Transneft
6.103% due 06/27/2012		675	693
UBS AG
5.750% due 04/25/2018		850	865
UBS Preferred Funding Trust V
6.243% due 05/29/2049		660	503
Universal City Development Partners
11.750% due 04/01/2010		950	960
Universal City Florida Holding Co. I & II
5.233% due 05/01/2010		175	172
8.375% due 05/01/2010		1,225	1,194
Ventas Realty LP
6.500% due 06/01/2016		1,700	1,658
6.750% due 04/01/2017		420	414
7.125% due 06/01/2015		293	292
Wells Fargo Capital XIII
7.700% due 12/29/2049		6,100	5,399
Wells Fargo Capital XV
9.750% due 12/31/2049		2,300	2,404

			143,797

INDUSTRIALS 37.7%
Actuant Corp.
6.875% due 06/15/2017		300	280
AIG SunAmerica Global Financing VI
6.300% due 05/10/2011		1,250	1,233
Allison Transmission, Inc.
11.000% due 11/01/2015		1,455	1,433
Altria Group, Inc.
9.250% due 08/06/2019		650	796
American Airlines, Inc.
10.500% due 10/15/2012 (b)		900	927
American Airlines Pass-Through Trust 2001-02
7.858% due 10/01/2011		100	100
American Stores Co.
7.100% due 03/20/2028		50	38
8.000% due 06/01/2026		1,375	1,244
AmeriGas Partners LP
7.125% due 05/20/2016		1,305	1,259
7.250% due 05/20/2015		1,050	1,029
ARAMARK Corp.
3.983% due 02/01/2015		1,225	1,069
8.500% due 02/01/2015		825	836
ArvinMeritor, Inc.
8.125% due 09/15/2015		1,940	1,698
8.750% due 03/01/2012		1,550	1,507
Berry Plastics Corp.
5.259% due 02/15/2015		2,125	1,966
Biomet, Inc.
10.375% due 10/15/2017 (c)		4,865	5,193
11.625% due 10/15/2017		3,965	4,342
Cascades, Inc.
7.250% due 02/15/2013		1,425	1,404
CC Holdings GS V LLC
7.750% due 05/01/2017		750	780
Celestica, Inc.
7.875% due 07/01/2011		1,000	1,022
Chart Industries, Inc.
9.125% due 10/15/2015		425	427
Chesapeake Energy Corp.
6.875% due 01/15/2016		100	95
7.000% due 08/15/2014		250	243
7.250% due 12/15/2018		350	332
7.500% due 06/15/2014		325	323
9.500% due 02/15/2015		3,100	3,278
Cie Generale de Geophysique-Veritas
9.500% due 05/15/2016		1,325	1,408
Colorado Interstate Gas Co.
5.950% due 03/15/2015		300	317
Community Health Systems, Inc.
8.875% due 07/15/2015		2,825	2,903
Compagnie Générale de Géophysique-Veritas
7.500% due 05/15/2015		950	950
7.750% due 05/15/2017		1,450	1,446
Continental Airlines, Inc.
6.920% due 04/02/2013 (k)		468	401
7.373% due 06/15/2017		210	175
Continental Resources, Inc.
8.250% due 10/01/2019		50	52
Cooper-Standard Automotive, Inc.
7.000% due 12/15/2012 (a)		950	499
Crown Americas LLC
7.625% due 05/15/2017		2,050	2,081
CSC Holdings, Inc.
6.750% due 04/15/2012		475	492
7.625% due 04/01/2011		1,650	1,720
7.625% due 07/15/2018		2,575	2,626
7.875% due 02/15/2018		1,800	1,845
8.500% due 04/15/2014		400	422
8.500% due 06/15/2015		725	765
8.625% due 02/15/2019		50	53
Daimler Finance North America LLC
7.750% due 01/18/2011		1,000	1,060
DaVita, Inc.
6.625% due 03/15/2013		200	199
Delta Air Lines, Inc.
9.500% due 09/15/2014		1,000	1,020
Dex Media West LLC
9.875% due 08/15/2013 (a)		2,070	378
DirecTV Holdings LLC
8.375% due 03/15/2013		1,400	1,442
DISH DBS Corp.
6.375% due 10/01/2011		400	409
6.625% due 10/01/2014		1,175	1,146
7.000% due 10/01/2013		175	177
7.125% due 02/01/2016		4,055	4,045
7.750% due 05/31/2015		690	707
7.875% due 09/01/2019		75	76
7.875% due 09/01/2019 (b)		75	76
Dynegy Holdings, Inc.
7.625% due 10/15/2026		325	224
Dynegy Roseton/Danskammer Pass-Through Trust Series A
7.270% due 11/08/2010		867	874
Dynegy Roseton/Danskammer Pass-Through Trust Series B
7.670% due 11/08/2016		1,650	1,516
El Paso Corp.
7.000% due 06/15/2017		475	468
7.250% due 06/01/2018		500	494
7.800% due 08/01/2031		1,150	1,061
8.050% due 10/15/2030		780	725
Enterprise Products Operating LLC
8.375% due 08/01/2066		4,950	4,634
First Data Corp.
9.875% due 09/24/2015		3,275	3,042
Ford Motor Co.
9.215% due 09/15/2021		200	168
Freeport-McMoRan Copper & Gold, Inc.
8.250% due 04/01/2015		555	591
8.375% due 04/01/2017		2,630	2,802
Freescale Semiconductor, Inc.
8.875% due 12/15/2014		1,275	982
9.125% due 12/15/2014 (c)		1,076	748
Fresenius Medical Care Capital Trust IV
7.875% due 06/15/2011		1,000	1,022
Georgia-Pacific LLC
7.000% due 01/15/2015		1,250	1,238
7.125% due 01/15/2017		375	368
7.250% due 06/01/2028		150	134
7.375% due 12/01/2025		4,520	4,091
7.700% due 06/15/2015		800	812
8.000% due 01/15/2024		1,775	1,766
8.250% due 05/01/2016		2,025	2,111
8.875% due 05/15/2031		200	203
Goodyear Tire & Rubber Co.
5.010% due 12/01/2009		450	450
9.000% due 07/01/2015		325	339
10.500% due 05/15/2016		950	1,036
Harrah’s Operating Co., Inc.
10.000% due 12/15/2018		1,792	1,434
HCA, Inc.
7.190% due 11/15/2015		180	167
8.500% due 04/15/2019		800	840
9.125% due 11/15/2014		875	906
9.250% due 11/15/2016		5,500	5,699
9.625% due 11/15/2016 (c)		3,450	3,597
9.875% due 02/15/2017		1,275	1,358
Intelsat Corp.
9.250% due 08/15/2014		700	721
9.250% due 06/15/2016		1,350	1,397
Intelsat Subsidiary Holding Co. Ltd.
8.875% due 01/15/2015		50	51
Intergen NV
9.000% due 06/30/2017		2,680	2,774
JC Penney Corp., Inc.
5.750% due 02/15/2018		450	421
6.875% due 10/15/2015		175	174
7.125% due 11/15/2023		175	162
7.950% due 04/01/2017		950	988
JET Equipment Trust
7.630% due 08/15/2012 (a)		55	32
10.000% due 06/15/2012 (a)		331	199
Kansas City Southern de Mexico S.A. de C.V.
9.375% due 05/01/2012		1,000	1,020
Kansas City Southern Railway
8.000% due 06/01/2015		200	205
Legrand France S.A.
8.500% due 02/15/2025		975	914
Lender Processing Services, Inc.
8.125% due 07/01/2016		275	287
MGM Mirage
10.375% due 05/15/2014		75	80
11.125% due 11/15/2017		150	165
Motorola, Inc.
6.000% due 11/15/2017		575	552
8.000% due 11/01/2011		375	400
Nalco Co.
7.750% due 11/15/2011		27	27
8.875% due 11/15/2013		875	903
New Albertson’s, Inc.
7.450% due 08/01/2029		2,415	2,089
Newfield Exploration Co.
6.625% due 09/01/2014		100	99
7.125% due 05/15/2018		1,075	1,078
Norampac Industries, Inc.
6.750% due 06/01/2013		875	849
Nordic Telephone Co. Holdings ApS
8.875% due 05/01/2016		425	442
Nortel Networks Ltd.
9.002% due 07/15/2011 (a)		765	436
10.125% due 07/15/2013 (a)		795	461
NPC International, Inc.
9.500% due 05/01/2014		1,325	1,332
OPTI Canada, Inc.
7.875% due 12/15/2014		375	289
8.250% due 12/15/2014		1,380	1,076
Owens-Brockway Glass Container, Inc.
6.750% due 12/01/2014		100	100
8.250% due 05/15/2013		150	154
Quebecor Media, Inc.
7.750% due 03/15/2016		2,650	2,637
Quicksilver Resources, Inc.
9.125% due 08/15/2019		3,650	3,650
11.750% due 01/01/2016		525	581
Range Resources Corp.
7.500% due 10/01/2017		275	275
Reynolds American, Inc.
7.750% due 06/01/2018		375	410
RH Donnelley, Inc.
11.750% due 05/15/2015 (a)		1,450	826
Rockwood Specialties Group, Inc.
7.500% due 11/15/2014		1,525	1,525
Royal Caribbean Cruises Ltd.
8.000% due 05/15/2010		150	153
SandRidge Energy, Inc.
8.625% due 04/01/2015 (c)		4,675	4,657
9.875% due 05/15/2016		150	157
SemGroup LP
8.750% due 11/15/2015 (a)		2,750	192
Sensata Technologies BV
8.000% due 05/01/2014		2,175	2,039
Smurfit Kappa Funding PLC
7.750% due 04/01/2015		125	111
Smurfit Kappa Treasury Funding Ltd.
7.500% due 11/20/2025		500	410
Sonat, Inc.
7.000% due 02/01/2018		500	490
7.625% due 07/15/2011		1,450	1,487
Southern Natural Gas Co.
5.900% due 04/01/2017		175	181
Starwood Hotels & Resorts Worldwide, Inc.
6.750% due 05/15/2018		925	878
7.875% due 05/01/2012		100	104
Suburban Propane Partners LP
6.875% due 12/15/2013		221	220
Sungard Data Systems, Inc.
9.125% due 08/15/2013		4,001	4,061
10.625% due 05/15/2015		525	559
SUPERVALU, Inc.
8.000% due 05/01/2016		375	390
Teck Resources Ltd.
9.750% due 05/15/2014		1,325	1,464
10.250% due 05/15/2016		1,225	1,390
10.750% due 05/15/2019		4,450	5,195
TransCanada Pipelines Ltd.
6.350% due 05/15/2067		1,525	1,338
TRW Automotive, Inc.
7.000% due 03/15/2014		1,350	1,235
7.250% due 03/15/2017		1,030	912
United Rentals North America, Inc.
6.500% due 02/15/2012		1,685	1,698
Unitymedia GmbH
10.375% due 02/15/2015		750	791
Verso Paper Holdings LLC
9.125% due 08/01/2014		1,725	1,285
Videotron Ltee
9.125% due 04/15/2018		200	218
West Corp.
9.500% due 10/15/2014		1,000	985
Williams Cos., Inc.
7.750% due 06/15/2031		200	210
7.875% due 09/01/2021		575	623
Williams Partners LP
7.250% due 02/01/2017		425	418
Wind Acquisition Finance S.A.
11.750% due 07/15/2017		3,650	4,134
Windstream Corp.
7.000% due 03/15/2019		300	282
7.875% due 11/01/2017 (b)		400	394
8.625% due 08/01/2016		2,985	3,067
WMG Acquisition Corp.
9.500% due 06/15/2016		1,250	1,325
Wynn Las Vegas LLC
6.625% due 12/01/2014		1,175	1,135

			181,613

UTILITIES 12.7%
AES Corp.
7.750% due 10/15/2015		1,505	1,520
8.000% due 06/01/2020		1,100	1,097
8.875% due 02/15/2011		500	518
9.750% due 04/15/2016		700	767
Berry Petroleum Co.
10.250% due 06/01/2014		1,025	1,099
CMS Energy Corp.
8.750% due 06/15/2019		300	328
Energy Future Holdings Corp.
10.875% due 11/01/2017		2,545	1,934
11.250% due 11/01/2017 (c)		292	194
Frontier Communications Corp.
6.625% due 03/15/2015		1,000	960
7.000% due 11/01/2025		725	622
7.125% due 03/15/2019		1,125	1,066
7.450% due 07/01/2035		250	201
8.250% due 05/01/2014		550	569
9.000% due 08/15/2031		1,025	1,010
Hawaiian Telcom Communications, Inc.
8.765% due 05/01/2013 (a)		950	7
9.750% due 05/01/2013 (a)		750	11
Homer City Funding LLC
8.734% due 10/01/2026		719	679
Kinder Morgan Finance Co. ULC
5.350% due 01/05/2011		25	25
5.700% due 01/05/2016		3,025	2,896
Knight, Inc.
5.150% due 03/01/2015		250	239
6.500% due 09/01/2012		1,125	1,162
Midwest Generation LLC
8.560% due 01/02/2016		3,339	3,389
Northwestern Bell Telephone
7.750% due 05/01/2030		1,208	969
NRG Energy, Inc.
7.250% due 02/01/2014		750	739
7.375% due 02/01/2016		4,790	4,646
7.375% due 01/15/2017		1,575	1,528
8.500% due 06/15/2019		50	50
Penn Virginia Corp.
10.375% due 06/15/2016		1,075	1,166
PSEG Power LLC
5.320% due 09/15/2016		2,004	2,058
Qwest Capital Funding, Inc.
7.900% due 08/15/2010		425	432
Qwest Communications International, Inc.
7.250% due 02/15/2011		500	509
7.500% due 02/15/2014		897	890
8.000% due 10/01/2015		150	151
Qwest Corp.
7.500% due 06/15/2023		1,400	1,281
7.875% due 09/01/2011		725	751
8.375% due 05/01/2016		1,250	1,300
8.875% due 03/15/2012		4,325	4,574
Reliant Energy Mid-Atlantic Power Holdings LLC
9.237% due 07/02/2017		289	307
9.681% due 07/02/2026		300	312
RRI Energy, Inc.
6.750% due 12/15/2014		2,003	2,068
7.875% due 06/15/2017		125	123
Sithe Independence Funding Corp.
9.000% due 12/30/2013		387	391
Sprint Capital Corp.
6.900% due 05/01/2019		5,380	4,842
7.625% due 01/30/2011		600	617
8.375% due 03/15/2012		325	337
8.750% due 03/15/2032		950	903
Sprint Nextel Corp.
0.683% due 06/28/2010		175	170
6.000% due 12/01/2016		3,230	2,899
8.375% due 08/15/2017		350	350
Telesat LLC
11.000% due 11/01/2015		2,140	2,290
12.500% due 11/01/2017		400	428
Tenaska Alabama Partners LP
7.000% due 06/30/2021		1,989	1,817
Texas Competitive Electric Holdings Co. LLC
10.500% due 11/01/2016 (c)		400	270
Time Warner Telecom Holdings, Inc.
9.250% due 02/15/2014		600	621
Virgin Media Finance PLC
9.500% due 08/15/2016		1,000	1,058

			61,140

Total Corporate Bonds & Notes (Cost $382,571)			386,550

CONVERTIBLE BONDS & NOTES 0.6%
Chesapeake Energy Corp.
2.250% due 12/15/2038		3,355	2,525
Nortel Networks Corp.
2.125% due 04/15/2014 (a)		1,000	555

Total Convertible Bonds & Notes (Cost $3,638)			3,080

MUNICIPAL BONDS & NOTES 0.0%
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054		400	30

Total Municipal Bonds & Notes (Cost $37)			30

U.S. TREASURY OBLIGATIONS 0.1%
U.S. Treasury Notes
1.000% due 08/31/2011 (f)		667	669

Total U.S. Treasury Obligations (Cost $668)			669

MORTGAGE-BACKED SECURITIES 5.1%
Adjustable Rate Mortgage Trust
4.247% due 10/25/2035		447	240
American Home Mortgage Assets
0.436% due 05/25/2046		156	75
0.436% due 09/25/2046		57	27
0.456% due 10/25/2046		141	64
1.601% due 02/25/2047		79	32
1.821% due 11/25/2046		699	283
6.250% due 06/25/2037		408	212
American Home Mortgage Investment Trust
5.660% due 09/25/2045		44	28
Banc of America Alternative Loan Trust
0.646% due 05/25/2035		211	135
Banc of America Funding Corp.
5.524% due 03/20/2036		798	552
Bear Stearns Adjustable Rate Mortgage Trust
5.440% due 05/25/2047		160	105
Bear Stearns Alt-A Trust
4.296% due 01/25/2035		15	9
Chase Mortgage Finance Corp.
5.427% due 03/25/2037		66	46
Citigroup Mortgage Loan Trust, Inc.
4.649% due 03/25/2034		24	22
5.674% due 07/25/2046		60	41
5.985% due 09/25/2037		247	154
Countrywide Alternative Loan Trust
0.426% due 05/25/2047		301	135
0.436% due 09/25/2046		83	41
0.441% due 12/20/2046		369	181
0.456% due 03/20/2046		163	81
0.456% due 07/20/2046		130	55
0.476% due 05/20/2046		238	113
0.576% due 11/20/2035		51	28
0.616% due 02/25/2037		691	257
1.901% due 12/25/2035		317	168
5.643% due 10/25/2035		114	51
5.883% due 02/25/2037		147	93
6.000% due 11/25/2036		70	43
6.000% due 01/25/2037		221	145
Countrywide Home Loan Mortgage Pass-Through Trust
0.566% due 03/25/2035		493	259
5.755% due 05/20/2036		897	504
Downey Savings & Loan Association Mortgage Loan Trust
0.496% due 03/19/2045		44	24
First Horizon Alternative Mortgage Securities
6.000% due 05/25/2036		341	278
GS Mortgage Securities Corp. II
5.560% due 11/10/2039		1,400	1,234
GSR Mortgage Loan Trust
3.917% due 04/25/2035		18	15
4.153% due 05/25/2035		3,573	2,447
5.167% due 01/25/2036		65	48
Harborview Mortgage Loan Trust
0.426% due 07/19/2046		135	64
0.446% due 09/19/2046		58	28
0.486% due 03/19/2036		1,166	549
1.751% due 12/19/2036		60	23
5.750% due 08/19/2036		116	67
Indymac IMSC Mortgage Loan Trust
0.426% due 07/25/2047		84	38
6.000% due 07/25/2037		1,400	557
Indymac Index Mortgage Loan Trust
0.436% due 09/25/2046		122	55
0.446% due 06/25/2047		56	26
5.186% due 08/25/2035		256	177
5.278% due 09/25/2035		175	121
5.520% due 11/25/2035		483	352
JPMorgan Alternative Loan Trust
5.550% due 10/25/2036		51	46
JPMorgan Mortgage Trust
6.000% due 08/25/2037		411	340
Luminent Mortgage Trust
0.416% due 12/25/2036		77	37
0.426% due 12/25/2036		61	29
MASTR Adjustable Rate Mortgages Trust
0.456% due 04/25/2046		42	20
Merrill Lynch Mortgage-Backed Securities Trust
5.792% due 04/25/2037		72	48
Morgan Stanley Capital I
5.332% due 12/15/2043		500	449
RBSCF Trust
6.068% due 09/17/2039		1,300	1,084
Residential Accredit Loans, Inc.
0.406% due 01/25/2037		2,760	1,259
0.576% due 03/25/2037		426	171
5.500% due 02/25/2036		843	461
Residential Asset Securitization Trust
6.000% due 05/25/2037		349	272
Structured Adjustable Rate Mortgage Loan Trust
5.230% due 09/25/2035		1,390	1,019
Structured Asset Mortgage Investments, Inc.
0.426% due 09/25/2047		85	42
0.436% due 07/25/2046		147	70
0.466% due 05/25/2046		61	31
0.466% due 09/25/2047		1,000	335
0.556% due 09/25/2045		134	78
Suntrust Alternative Loan Trust
0.596% due 04/25/2036		232	74
Thornburg Mortgage Securities Trust
0.366% due 09/25/2046		169	161
WaMu Mortgage Pass-Through Certificates
1.661% due 04/25/2047		75	36
1.721% due 12/25/2046		68	27
1.751% due 02/25/2047		140	73
1.751% due 03/25/2047		149	68
5.281% due 01/25/2037		66	44
5.392% due 02/25/2037		152	98
5.564% due 12/25/2036		10,779	6,944
5.565% due 12/25/2036		953	674
5.635% due 05/25/2037		79	53
5.678% due 02/25/2037		73	47
5.719% due 10/25/2036		538	342
5.834% due 02/25/2037		71	48
5.922% due 09/25/2036		59	44
Washington Mutual Alternative Mortgage Pass-Through Certificates
1.871% due 05/25/2046		59	30
Wells Fargo Mortgage-Backed Securities Trust
5.592% due 07/25/2036		70	52

Total Mortgage-Backed Securities (Cost $24,515)			24,888

ASSET-BACKED SECURITIES 0.9%
Credit-Based Asset Servicing & Securitization LLC
0.316% due 01/25/2037		176	94
GSAMP Trust
0.396% due 08/25/2036		100	38
Lehman XS Trust
0.496% due 08/25/2046		601	2
MASTR Asset-Backed Securities Trust
0.456% due 11/25/2036		100	34
Mid-State Trust
7.791% due 03/15/2038		29	25
Morgan Stanley ABS Capital I
0.386% due 05/25/2037		100	37
Primus CLO Ltd.
0.742% due 07/15/2021		4,417	3,619
Structured Asset Securities Corp.
0.396% due 05/25/2037		225	178
0.546% due 06/25/2035		464	194

Total Asset-Backed Securities (Cost $4,481)			4,221

FOREIGN CURRENCY-DENOMINATED ISSUES 5.8%
American International Group, Inc.
1.077% due 04/26/2011	EUR	1,400	1,813
5.950% due 10/04/2010	GBP	1,000	1,535
8.625% due 05/22/2038		1,000	887
BAC Capital Trust VII
5.250% due 08/10/2035		200	205
Barclays Bank PLC
14.000% due 11/29/2049		5,330	11,074
Beverage Packaging Holdings Luxembourg II S.A.
8.000% due 12/15/2016	EUR	75	112
Bombardier, Inc.
7.250% due 11/15/2016		400	597
Chesapeake Energy Corp.
6.250% due 01/15/2017		625	846
CIT Group, Inc.
4.250% due 09/22/2011		200	189
CL Capital Trust I
7.047% due 04/29/2049		150	214
Intesa Sanpaolo SpA
8.047% due 06/29/2049		400	574
Lighthouse International Co. S.A.
8.000% due 04/30/2014		945	913
Nordic Telephone Co. Holdings ApS
8.250% due 05/01/2016		1,500	2,327
RBS Capital Trust A
6.467% due 12/29/2049		350	310
Royal Bank of Scotland Group PLC
5.538% due 04/06/2011	GBP	469	521
Sensata Technologies BV
11.250% due 01/15/2014	EUR	900	1,110
Societe Generale
6.999% due 12/29/2049		150	199
UBS AG
7.152% due 12/29/2049		600	812
UPC Broadband Holding BV
4.190% due 12/31/2016		547	740
4.487% due 12/31/2017		395	535
UPC Holding BV
7.750% due 01/15/2014		600	869
Wind Acquisition Finance S.A.
9.750% due 12/01/2015		900	1,435

Total Foreign Currency-Denominated Issues (Cost $24,916)			27,817

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.7%
American International Group, Inc.
8.500% due 08/01/2011		24,275	280
Wells Fargo & Co.
7.500% due 12/31/2049		3,200	2,858

Total Convertible Preferred Securities (Cost $2,602)			3,138

PREFERRED STOCKS 0.1%
ABN AMRO North America Capital Funding Trust I
6.968% due 12/31/2049		800	428

Total Preferred Stocks (Cost $404)			428

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 1.7%
REPURCHASE AGREEMENTS 1.3%
JPMorgan Chase Bank N.A.
0.070% due 10/01/2009		$2,800	2,800
(Dated 09/30/2009. Collateralized by U.S. Treasury Notes 3.000% due 09/30/2016 valued at $2,862. Repurchase proceeds are $2,800.)
State Street Bank and Trust Co.
0.010% due 10/01/2009		3,715	3,715
(Dated 09/30/2009. Collateralized by U.S. Treasury Bills 0.000% due 11/27/2009 valued at $3,790. Repurchase proceeds are $3,715.)

			6,515

U.S. CASH MANAGEMENT BILLS 0.2%
0.195% due 04/01/2010 (h)		809	808

U.S. TREASURY BILLS 0.2%
0.195% due 02/25/2010 - 03/25/2010 (d)(f)(h)		894	893

	SHARES
SHORT-TERM FLOATING NAV PORTFOLIO (e) 0.0%
		474	5

Total Short-Term Instruments (Cost $8,221)			8,221

Total Investments 98.7% (Cost $469,878)			$476,041
Written Options (j) (0.0%) (Premiums $882)			(230)
Other Assets and Liabilities (Net) 1.3%			6,301

Net Assets 100.0%			$482,112

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) When-Issued security.

(c) Payment in-kind bond security.

(d) Coupon represents a weighted average rate.

(e) Affiliated to the Portfolio.

(f) Securities with an aggregate market value of $1,501 have been pledged as collateral for swap and swaption contracts on September 30, 2009.

(g) The average amount of borrowings while outstanding during the period ended September 30, 2009 was $15,328 at a weighted average interest rate of 0.508%. On September 30, 2009, there were no open reverse repurchase agreements.

(h) Securities with an aggregate market value of $816 and cash of $296 have been pledged as collateral for the following open futures contracts on September 30, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar December Futures	Long	12/2009	396	$432
90-Day Eurodollar December Futures	Long	12/2010	248	387
90-Day Eurodollar June Futures	Long	06/2010	26	140
90-Day Eurodollar September Futures	Long	09/2010	244	232
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2010	242	272
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2011	63	47

				$1,510

(i) Swap agreements outstanding on September 30, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection(1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
AES Corp.	CSFB	5.000%	03/20/2014	4.403%	$1,000	$24	$(94)	$118
American Express Co.	DUB	5.000%	06/20/2014	1.267%	5,000	822	485	337
American International Group, Inc.	GSC	5.000%	09/20/2014	7.808%	200	(20)	(28)	8
American International Group, Inc.	UBS	5.000%	09/20/2014	7.808%	200	(20)	(28)	8
Berkshire Hathaway Finance Corp.	BOA	1.000%	09/20/2014	1.424%	2,000	(38)	(118)	80
Berkshire Hathaway Finance Corp.	DUB	1.000%	09/20/2014	1.424%	500	(9)	(29)	20
Berkshire Hathaway Finance Corp.	GSC	1.000%	06/20/2014	1.410%	400	(7)	(21)	14
Berkshire Hathaway Finance Corp.	GSC	1.000%	09/20/2014	1.424%	3,400	(65)	(178)	113
Brazil Government International Bond	BCLY	0.830%	09/20/2010	0.614%	1,900	4	0	4
CEMEX SAB de C.V.	DUB	7.750%	09/20/2010	6.109%	600	14	0	14
CEMEX SAB de C.V.	GSC	7.000%	09/20/2010	6.109%	1,000	15	0	15
CEMEX SAB de C.V.	GSC	7.050%	09/20/2010	6.109%	400	6	0	6
Chesapeake Energy Corp.	CSFB	5.000%	09/20/2014	5.624%	100	(2)	(8)	6
Chesapeake Energy Corp.	GSC	5.000%	09/20/2014	5.624%	3,050	(71)	(61)	(10)
Community Health Systems, Inc.	CITI	5.000%	09/20/2014	6.049%	200	(8)	(18)	10
Community Health Systems, Inc.	GSC	5.000%	03/20/2014	5.903%	1,150	(36)	(105)	69
El Paso Corp.	CSFB	5.000%	12/20/2014	6.063%	2,500	(103)	(75)	(28)
El Paso Corp.	GSC	5.000%	09/20/2014	6.009%	5,200	(197)	(494)	297
General Electric Capital Corp.	BOA	5.000%	06/20/2014	1.972%	400	52	12	40
General Electric Capital Corp.	CITI	4.100%	12/20/2013	2.021%	900	73	0	73
General Electric Capital Corp.	CITI	3.250%	03/20/2014	2.029%	1,100	55	0	55
General Electric Capital Corp.	CITI	5.000%	06/20/2014	1.972%	800	104	23	81
General Electric Capital Corp.	DUB	5.000%	06/20/2014	1.972%	5,200	677	(58)	735
Georgia-Pacific LLC	BOA	5.000%	06/20/2014	2.410%	550	62	(56)	118
GMAC, Inc.	DUB	5.000%	03/20/2012	6.468%	200	(6)	(31)	25
GMAC, Inc.	MSC	6.560%	12/20/2012	6.581%	1,500	2	0	2
Goodyear Tire & Rubber Co.	CITI	3.650%	06/20/2013	3.673%	500	0	0	0
HCA, Inc.	BOA	5.000%	03/20/2014	3.694%	1,000	49	(150)	199
Indonesia Government International Bond	DUB	1.950%	09/20/2014	1.730%	1,000	11	0	11
Indonesia Government International Bond	JPM	1.950%	09/20/2014	1.730%	2,000	22	0	22
Indonesia Government International Bond	MSC	1.980%	09/20/2014	1.730%	1,000	12	0	12
Indonesia Government International Bond	RBS	1.580%	09/20/2010	1.202%	1,000	4	0	4
MetLife, Inc.	JPM	5.000%	06/20/2014	2.251%	5,000	586	(69)	655
Mexico Government International Bond	BCLY	1.070%	09/20/2010	0.932%	1,900	3	0	3
Mexico Government International Bond	JPM	1.020%	09/20/2010	0.932%	1,100	1	0	1
NRG Energy, Inc.	GSC	4.200%	09/20/2013	4.786%	100	(2)	0	(2)
Prudential Financial, Inc.	BOA	5.000%	09/20/2014	2.171%	2,500	315	(36)	351
Qwest Capital Funding, Inc.	CITI	3.350%	12/20/2012	5.009%	600	(28)	0	(28)
RRI Energy, Inc.	CITI	5.000%	09/20/2014	7.965%	1,100	(117)	(121)	4
RRI Energy, Inc.	DUB	5.000%	09/20/2014	7.965%	100	(10)	(14)	4
RRI Energy, Inc.	GSC	5.000%	09/20/2014	7.965%	300	(32)	(56)	24
RRI Energy, Inc.	MSC	5.000%	12/20/2014	7.928%	300	(33)	(30)	(3)
Sanmina-SCI Corp.	CITI	5.000%	09/20/2014	7.709%	300	(32)	(46)	14
SLM Corp.	BCLY	5.000%	12/20/2013	8.728%	750	(86)	(82)	(4)
SLM Corp.	BOA	5.000%	12/20/2010	9.802%	5,000	(263)	(216)	(47)
SLM Corp.	BOA	5.000%	12/20/2011	8.854%	1,800	(129)	(144)	15
SLM Corp.	BOA	5.000%	09/20/2014	8.553%	800	(97)	(112)	15
SLM Corp.	DUB	5.000%	06/20/2010	9.954%	600	(19)	(34)	15
SLM Corp.	DUB	5.000%	06/20/2012	8.816%	500	(42)	(65)	23
SLM Corp.	DUB	5.000%	09/20/2014	8.553%	500	(61)	(56)	(5)
SLM Corp.	GSC	5.000%	06/20/2010	9.954%	1,200	(39)	(72)	33
SLM Corp.	UBS	5.000%	03/20/2010	9.953%	100	(2)	(4)	2

						$1,339	$(2,189)	$3,528

Credit Default Swaps on Credit Indices - Buy Protection(2)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
CDX.HY-12 5-Year Index	DUB	(5.000%)	06/20/2014	$752	$45	$95	$(50)
CDX.IG-12 5-Year Index	GSC	(1.000%)	06/20/2014	7,000	28	74	(46)

					$73	$169	$(96)

Credit Default Swaps on Credit Indices - Sell Protection(1)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
ABX.HE AAA 07-1 Index	CSFB	0.090%	08/25/2037	$1,000	$(691)	$(700)	$9
CDX.HY-9 3-Year Index 25-35%	MLP	4.530%	12/20/2010	3,500	55	0	55
CDX.HY-9 3-Year Index 35-100%	MLP	1.550%	12/20/2010	578	9	0	9
CDX.IG-9 5-Year Index 30-100%	DUB	0.760%	12/20/2012	1,070	18	0	18

					$(609)	$(700)	$91

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(2)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the underlying securities compromising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the underlying securities compromising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty		Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	10.115%	01/02/2012	MSC	BRL	34,100	$(867)	$(76)	$(791)
Pay	1-Year BRL-CDI	10.150%	01/02/2012	GSC		3,400	(84)	(25)	(59)
Pay	1-Year BRL-CDI	10.680%	01/02/2012	BCLY		20,700	(284)	(25)	(259)
Pay	1-Year BRL-CDI	14.765%	01/02/2012	HSBC		1,800	77	12	65
Pay	1-Year BRL-CDI	14.765%	01/02/2012	JPM		2,200	94	8	86
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		1,800	76	12	64

							$(988)	$(94)	$(894)

(j) Written options outstanding on September 30, 2009:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.350%	11/23/2009	$800	$4	$1
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	5.000%	06/15/2010	7,000	71	26
Put - OTC 5-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	5.000%	06/15/2010	1,000	9	4
Put - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.750%	11/23/2009	10,000	87	5
Put - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	4.000%	11/23/2009	3,000	27	4
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	4.350%	11/23/2009	1,000	6	2
Put - OTC 5-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.000%	06/15/2010	6,000	61	23
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	5.500%	08/31/2010	22,000	231	95
Call - OTC 10-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Receive	3.000%	11/23/2009	7,000	46	22
Put - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	4.000%	11/23/2009	12,000	143	16
Put - OTC 10-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	4.350%	11/23/2009	600	3	1
Put - OTC 5-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	5.800%	06/28/2010	5,000	28	11
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.000%	11/23/2009	14,000	163	19
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.350%	11/23/2009	600	3	1

							$882	$230

(k) Restricted securities as of September 30, 2009:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Continental Airlines, Inc.	6.920%	04/02/2013	07/01/2003	$445	$401	0.08%

(l) Foreign currency contracts outstanding on September 30, 2009:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	1,312	10/2009	HSBC	$21	$0	$21
Sell		1,312	10/2009	HSBC	0	(19)	(19)
Buy		1,312	02/2010	HSBC	19	0	19
Buy	CNY	2,643	03/2010	BCLY	0	(3)	(3)
Buy		4,829	03/2010	DUB	0	(9)	(9)
Buy		1,940	06/2010	BCLY	0	(2)	(2)
Buy		808	06/2010	CITI	0	(1)	(1)
Buy		348	06/2010	DUB	0	0	0
Buy		2,516	06/2010	HSBC	0	(2)	(2)
Sell	EUR	3,252	10/2009	BCLY	0	(100)	(100)
Sell		3,889	10/2009	BNP	0	(122)	(122)
Sell	GBP	8,574	10/2009	BNP	616	0	616
Sell		967	10/2009	HSBC	0	(2)	(2)

					$656	$(260)	$396

(m) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of September 30, 2009 in valuing the Portfolio’s assets and liabilities:

Category++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 09/30/2009
Corporate Bonds & Notes	$0	$385,580	$970	$386,550
Mortgage-Backed Securities	0	23,804	1,084	24,888
Foreign Currency-Denominated Issues	0	27,817	0	27,817
Other Investments+++	3,143	30,024	3,619	36,786

Investments, at value	$3,143	$467,225	$5,673	$476,041

Financial Derivative Instruments++++	$1,510	$2,795	$0	$4,305

Total	$4,653	$470,020	$5,673	$480,346

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending September 30, 2009:

Category++	Beginning Balance at 12/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Net Transfers In/(Out) of Level 3	Ending Balance at 09/30/2009	Net Change in Unrealized Appreciation/ (Depreciation) on investments held at 09/30/2009
Corporate Bonds & Notes	$2,056	$(986)	$32	$(186)	$159	$(105)	$970	$8
Mortgage-Backed Securities	0	1,074	0	0	10	0	1,084	10
Foreign Currency-Denominated Issues	973	(1,248)	0	2	794	(521)	0	0
Other Investments+++	0	3,622	0	0	(3)	0	3,619	(3)

Investments, at value	$3,029	$2,462	$32	$(184)	$960	$(626)	$5,673	$15

+	See note 4 in the Supplementary Notes to Schedule of Investments for additional information.

++	Refer to the Schedule of Investments for additional information.

+++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.

++++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

Long-Term U.S. Government Portfolio

September 30, 2009 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
CORPORATE BONDS & NOTES 6.3%
BANKING & FINANCE 6.3%
American International Group, Inc.
8.250% due 08/15/2018	$200	$170
Bank of America N.A.
0.839% due 06/23/2010	1,500	1,502
Caterpillar Financial Services Corp.
1.033% due 06/24/2011	1,100	1,108
Citigroup Funding, Inc.
1.518% due 05/07/2010	700	701
Credit Suisse USA, Inc.
0.326% due 11/20/2009	300	300
0.505% due 11/20/2009	400	400
Goldman Sachs Group, Inc.
0.651% due 02/06/2012	700	689
Morgan Stanley
2.550% due 05/14/2010	700	708
U.S. Trade Funding Corp.
4.260% due 11/15/2014	485	519
Wachovia Bank N.A.
1.350% due 05/14/2010	700	704
Wachovia Corp.
0.411% due 12/01/2009	700	700
Wells Fargo & Co.
0.349% due 03/23/2010	400	400

Total Corporate Bonds & Notes (Cost $7,883)		7,901

MUNICIPAL BONDS & NOTES 0.9%
Connecticut State General Obligation Bonds, Series 2008
5.850% due 03/15/2032	300	314
Hamilton County, Ohio Revenue Bonds, (AMBAC Insured), Series 2000
0.000% due 12/01/2028	500	178
Iowa State Revenue Bonds, Series 2009
6.750% due 06/01/2034	300	321
King County, Washington General Obligation Bonds, Series 2008
4.750% due 01/01/2034	300	314
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	500	37

Total Municipal Bonds & Notes (Cost $1,061)		1,164

U.S. GOVERNMENT AGENCIES 35.0%
Fannie Mae
0.000% due 06/01/2017 - 05/15/2030	1,700	886
0.306% due 07/25/2037	149	135
0.731% due 08/25/2021	13	13
0.881% due 08/25/2022	7	7
1.146% due 04/25/2032	20	20
1.181% due 04/25/2021	8	8
4.250% due 05/25/2037	55	46
4.500% due 08/25/2018 - 09/01/2035	626	637
4.775% due 01/01/2033	17	17
5.000% due 11/01/2019 - 08/25/2033	620	643
5.375% due 02/25/2022 - 04/11/2022	1,350	1,420
5.500% due 09/25/2024 - 11/01/2038	830	874
5.800% due 02/09/2026	500	518
5.820% due 04/01/2026	911	968
6.000% due 01/25/2036	541	624
6.080% due 09/01/2028	64	76
6.500% due 07/25/2031	636	696
Farmer Mac
7.337% due 07/25/2011	99	96
Federal Farm Credit Bank
5.050% due 03/28/2019	400	430
5.150% due 03/25/2020	250	270
5.160% due 03/14/2022	2,400	2,574
Federal Home Loan Bank
6.000% due 02/12/2021	50	60
6.125% due 06/08/2018	80	95
Federal Housing Administration
6.896% due 07/01/2020	300	294
Financing Corp.
0.000% due 09/26/2019	1,500	972
10.700% due 10/06/2017	650	942
Freddie Mac
0.473% due 02/15/2019	496	493
0.643% due 01/15/2033	60	59
0.950% due 02/15/2027	13	13
1.250% due 02/15/2021	15	15
2.251% due 10/25/2044	90	87
4.000% due 06/15/2032	309	279
4.500% due 05/15/2025	1,000	1,012
5.400% due 03/17/2021	1,000	1,098
5.500% due 11/15/2023 - 06/15/2034	1,684	1,775
5.625% due 11/23/2035	600	628
7.000% due 07/15/2023 - 12/01/2031	44	48
8.250% due 06/01/2016	350	428
Ginnie Mae
4.625% due 08/20/2030	9	9
5.500% due 01/20/2036	611	646
6.000% due 08/20/2033	1,439	1,568
Israel Government AID Bond
0.000% due 05/15/2021	700	413
0.000% due 02/15/2023	300	160
0.000% due 05/15/2023	2,300	1,202
5.500% due 09/18/2023	1,300	1,415
Overseas Private Investment Corp.
4.736% due 03/15/2022	360	362
Private Export Funding Corp.
5.000% due 12/15/2016	500	553
Residual Funding Strip
0.000% due 10/15/2019 - 04/15/2030	16,200	9,410
Resolution Funding Corp.
0.000% due 04/15/2028	1,700	720
Small Business Administration
5.240% due 08/01/2023	568	598
5.290% due 12/01/2027	533	570
Tennessee Valley Authority
4.500% due 04/01/2018	700	722
4.875% due 01/15/2048	800	792
5.375% due 04/01/2056	1,000	1,077
5.500% due 07/18/2017 - 06/15/2038	4,300	4,765

Total U.S. Government Agencies (Cost $41,759)		44,238

U.S. TREASURY OBLIGATIONS 56.0%
U.S. Treasury Bonds
4.375% due 02/15/2038	300	316
4.500% due 02/15/2036	1,200	1,290
4.500% due 05/15/2038	300	323
4.500% due 08/15/2039	7,600	8,199
5.250% due 11/15/2028	5,400	6,274
5.375% due 02/15/2031	4,000	4,756
5.500% due 08/15/2028	400	478
6.125% due 11/15/2027	4,000	5,084
7.250% due 08/15/2022	5,100	6,885
8.000% due 11/15/2021	4,600	6,515
8.125% due 05/15/2021	1,100	1,563
U.S. Treasury Notes
0.875% due 05/31/2011	55	55
2.375% due 08/31/2014	600	603
3.125% due 05/15/2019	200	197
U.S. Treasury Strips
0.000% due 11/15/2019	2,000	1,372
0.000% due 08/15/2020	2,400	1,581
0.000% due 02/15/2021	4,000	2,567
0.000% due 05/15/2021	1,800	1,138
0.000% due 08/15/2022	4,200	2,488
0.000% due 02/15/2026	2,000	1,006
0.000% due 08/15/2026	1,400	677
0.000% due 11/15/2026	7,700	3,680
0.000% due 11/15/2027	8,400	3,912
0.000% due 02/15/2028	4,900	2,228
0.000% due 11/15/2028	200	90
0.000% due 02/15/2031	1,400	572
0.000% due 02/15/2033	1,700	631
0.000% due 05/15/2039	1,600	478
0.000% due 08/15/2039	19,800	5,854

Total U.S. Treasury Obligations (Cost $68,557)		70,812

MORTGAGE-BACKED SECURITIES 8.7%
American Home Mortgage Investment Trust
5.000% due 09/25/2035	326	281
Banc of America Commercial Mortgage, Inc.
5.634% due 07/10/2046	800	744
Bear Stearns Adjustable Rate Mortgage Trust
2.900% due 03/25/2035	374	335
4.617% due 10/25/2035	652	511
5.117% due 04/25/2033	250	241
5.131% due 02/25/2034	60	51
5.348% due 04/25/2033	67	66
5.394% due 01/25/2034	37	35
Countrywide Alternative Loan Trust
0.456% due 05/25/2035	124	66
5.500% due 10/25/2033	1,390	1,125
Countrywide Home Loan Mortgage Pass-Through Trust
0.566% due 03/25/2035	227	103
0.586% due 06/25/2035	1,902	1,296
CS First Boston Mortgage Securities Corp.
3.847% due 07/25/2033	59	54
4.127% due 11/25/2032	12	10
First Horizon Asset Securities, Inc.
4.129% due 12/25/2033	63	57
First Republic Mortgage Loan Trust
0.593% due 11/15/2031	164	137
GMAC Mortgage Corp. Loan Trust
4.749% due 06/25/2034	67	57
GS Mortgage Securities Corp. II
0.344% due 03/06/2020	152	140
5.560% due 11/10/2039	3,000	2,644
Harborview Mortgage Loan Trust
0.376% due 04/19/2038	128	59
0.466% due 05/19/2035	94	50
5.220% due 07/19/2035	139	101
Impac CMB Trust
5.473% due 09/25/2034	476	361
JPMorgan Chase Commercial Mortgage Securities Corp.
5.937% due 02/12/2049	600	515
MASTR Asset Securitization Trust
5.500% due 09/25/2033	281	278
Residential Accredit Loans, Inc.
0.646% due 01/25/2033	22	21
0.646% due 03/25/2033	60	51
6.000% due 06/25/2036	216	115
Residential Funding Mortgage Securities I
6.500% due 03/25/2032	34	34
Sequoia Mortgage Trust
0.596% due 07/20/2033	200	168
Structured Adjustable Rate Mortgage Loan Trust
0.466% due 05/25/2037	283	145
Structured Asset Mortgage Investments, Inc.
0.346% due 09/25/2047	195	182
0.906% due 09/19/2032	200	146
1.086% due 10/19/2033	59	47
Wachovia Bank Commercial Mortgage Trust
0.333% due 09/15/2021	66	50
5.572% due 10/15/2048	300	264
WaMu Mortgage Pass-Through Certificates
0.476% due 04/25/2045	89	56
1.901% due 08/25/2046	589	308
2.301% due 08/25/2042	7	4
3.099% due 10/25/2046	161	86
Washington Mutual MSC Mortgage Pass-Through Certificates
3.056% due 02/25/2031	13	11
3.665% due 05/25/2033	15	11
4.661% due 02/25/2033	5	4
4.665% due 02/25/2033	6	6

Total Mortgage-Backed Securities (Cost $13,756)		11,026

ASSET-BACKED SECURITIES 3.1%
Bear Stearns Asset-Backed Securities Trust
0.746% due 11/25/2042	151	119
Chase Issuance Trust
0.893% due 11/15/2011	700	700
1.799% due 09/15/2015	800	823
Credit-Based Asset Servicing & Securitization LLC
0.336% due 12/25/2037	27	26
First Franklin Mortgage Loan Asset-Backed Certificates
0.296% due 03/25/2037	50	47
Ford Credit Auto Owner Trust
1.143% due 01/15/2011	256	256
Fremont Home Loan Trust
0.296% due 10/25/2036	128	95
HSI Asset Securitization Corp. Trust
0.296% due 12/25/2036	88	60
Indymac Residential Asset-Backed Trust
0.306% due 04/25/2037	27	26
LA Arena Funding LLC
7.656% due 12/15/2026	79	75
MASTR Asset-Backed Securities Trust
0.306% due 11/25/2036	67	64
Renaissance Home Equity Loan Trust
0.686% due 08/25/2033	10	6
0.746% due 12/25/2033	54	35
SLM Student Loan Trust
0.494% due 10/27/2014	17	17
0.504% due 04/25/2017	143	143
0.614% due 04/25/2017	60	59
2.004% due 04/25/2023	1,354	1,408
Specialty Underwriting & Residential Finance
0.926% due 01/25/2034	12	7
Structured Asset Securities Corp.
0.536% due 01/25/2033	20	12

Total Asset-Backed Securities (Cost $4,050)		3,978

SHORT-TERM INSTRUMENTS 1.3%
REPURCHASE AGREEMENTS 0.4%
State Street Bank and Trust Co.
0.010% due 10/01/2009	561	561

(Dated 09/30/2009. Collateralized by U.S. Treasury Bills 0.000% due 11/27/2009 valued at $575. Repurchase proceeds are $561.)

	SHARES
SHORT-TERM FLOATING NAV PORTFOLIO (a) 0.9%
	110,460	1,106

Total Short-Term Instruments (Cost $1,667)		1,667

Total Investments 111.3% (Cost $138,733)		$140,786
Written Options (e) (0.0%) (Premiums $160)		(24)
Other Assets and Liabilities (Net) (11.3%)		(14,267)

Net Assets 100.0%		$126,495

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Affiliated to the Portfolio.

(b) The average amount of borrowings while outstanding during the period ended September 30, 2009 was $18,492 at a weighted average interest rate of 0.217%. On September 30, 2009, there were no open reverse repurchase agreements.

(c) Cash of $113 has been pledged as collateral for the following open futures contracts on September 30, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2009	19	$174
90-Day Eurodollar December Futures	Long	12/2010	4	4
90-Day Eurodollar June Futures	Long	06/2010	23	172
90-Day Eurodollar March Futures	Long	03/2010	37	205
90-Day Eurodollar September Futures	Long	09/2010	4	5
U.S. Treasury 2-Year Note December Futures	Long	12/2009	17	2
U.S. Treasury 5-Year Note December Futures	Long	12/2009	9	12
U.S. Treasury 30-Year Bond December Futures	Long	12/2009	3	0

				$574

(d) Swap agreements outstanding on September 30, 2009:

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
Pay	3-Month USD-LIBOR	3.000%	12/16/2010	BOA	$9,700	$209	$130	$79
Pay	3-Month USD-LIBOR	3.000%	12/16/2010	CSFB	5,800	125	78	47
Pay	3-Month USD-LIBOR	3.000%	02/04/2011	BCLY	1,000	33	(10)	43
Pay	3-Month USD-LIBOR	3.000%	02/04/2011	RBS	2,400	79	(7)	86
Pay	3-Month USD-LIBOR	3.000%	06/16/2011	RBS	3,700	52	44	8
Pay	3-Month USD-LIBOR	3.000%	12/16/2011	CITI	3,500	101	69	32
Pay	3-Month USD-LIBOR	4.000%	12/16/2019	BOA	100	4	(2)	6
Pay	3-Month USD-LIBOR	4.000%	12/16/2019	MSC	3,600	139	(67)	206

						$742	$235	$507

(e) Written options outstanding on September 30, 2009:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.420%	11/23/2009	$1,000	$11	$2
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.750%	11/23/2009	4,000	28	2
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.000%	11/23/2009	1,000	7	1
Put - OTC 5-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	3.750%	11/23/2009	2,600	6	1
Put - OTC 7-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	4.000%	11/23/2009	4,000	42	5
Put - OTC 7-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	4.000%	11/23/2009	2,000	12	3
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	4.350%	11/23/2009	2,000	13	4
Put - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	4.000%	11/23/2009	2,000	22	3
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.420%	11/23/2009	2,000	19	3

							$160	$24

(f) Short sales outstanding on September 30, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	4.500%	10/01/2039	$300	$301	$304
Fannie Mae	5.000%	10/01/2039	200	204	207
Fannie Mae	5.500%	11/01/2039	200	207	208

				$712	$719

(g) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of September 30, 2009 in valuing the Portfolio’s assets and liabilities:

Category++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 09/30/2009
Corporate Bonds & Notes	$0	$7,901	$0	$7,901
U.S. Government Agencies	0	43,847	391	44,238
U.S. Treasury Obligations	0	70,812	0	70,812
Mortgage-Backed Securities	0	11,026	0	11,026
Other Investments+++	1,106	5,703	0	6,809

Investments, at value	$1,106	$139,289	$391	$140,786

Short Sales, at value	$0	$(719)	$0	$(719)

Financial Derivative Instruments++++	$574	$483	$0	$1,057

Total	$1,680	$139,053	$391	$141,124

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending September 30, 2009:

Category++	Beginning Balance at 12/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Net Transfers In/(Out) of Level 3	Ending Balance at 09/30/2009	Net Change in Unrealized Appreciation/ (Depreciation) on investments held at 09/30/2009
U.S. Government Agencies	$824	$(73)	$(1)	$1	$2	$(362)	$391	$(11)

+	See note 4 in the Supplementary Notes to Schedule of Investments for additional information.

++	Refer to the Schedule of Investments for additional information.

+++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.

++++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

Low Duration Portfolio

September 30, 2009 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 0.5%
Daimler Finance North America LLC
4.250% due 08/03/2012		$4,900	$4,724

Total Bank Loan Obligations (Cost $4,730)			4,724

CORPORATE BONDS & NOTES 18.0%
BANKING & FINANCE 15.9%
American Express Centurion Bank
5.550% due 10/17/2012		3,700	3,925
American Express Travel Related Services Co., Inc.
5.250% due 11/21/2011		3,500	3,618
American General Finance Corp.
4.625% due 09/01/2010		4,000	3,667
ANZ National International Ltd.
6.200% due 07/19/2013		1,000	1,095
Bank of America Corp.
0.527% due 05/21/2010		500	499
0.624% due 08/13/2010		4,400	4,395
2.100% due 04/30/2012		2,200	2,232
Calabash Re Ltd.
8.699% due 01/08/2010		1,400	1,385
11.199% due 01/08/2010		1,900	1,890
Citibank N.A.
1.875% due 05/07/2012		2,200	2,216
1.875% due 06/04/2012		1,100	1,108
Citigroup Funding, Inc.
1.518% due 05/07/2010		100	100
2.250% due 12/10/2012		4,400	4,464
Citigroup, Inc.
0.313% due 12/28/2009		3,336	3,331
0.579% due 05/18/2010		100	100
2.125% due 04/30/2012		2,200	2,233
5.500% due 04/11/2013		7,100	7,274
5.625% due 08/27/2012		2,800	2,834
Commonwealth Bank of Australia
0.925% due 07/12/2013		13,100	13,067
Countrywide Financial Corp.
5.800% due 06/07/2012		1,900	2,006
Countrywide Home Loans, Inc.
4.000% due 03/22/2011		400	407
Deutsche Bank Capital Funding Trust I
3.252% due 12/29/2049		14,600	10,001
Ford Motor Credit Co. LLC
7.000% due 10/01/2013		50	47
7.375% due 02/01/2011		100	100
General Electric Capital Corp.
0.748% due 01/08/2016		300	255
2.000% due 09/28/2012		1,900	1,913
2.250% due 03/12/2012		2,800	2,852
GMAC LLC
6.000% due 12/15/2011		300	275
Golden West Financial Corp.
4.750% due 10/01/2012		600	617
Goldman Sachs Group, Inc.
0.383% due 06/28/2010		500	500
ICICI Bank Ltd.
1.050% due 01/12/2010		2,300	2,254
ING Bank NV
3.900% due 03/19/2014		1,100	1,134
International Lease Finance Corp.
5.400% due 02/15/2012		5,800	4,987
5.550% due 09/05/2012		8,300	6,788
6.625% due 11/15/2013		1,805	1,433
JPMorgan Chase & Co.
0.550% due 05/16/2011		100	100
0.684% due 01/17/2011		200	200
Lehman Brothers Holdings, Inc.
2.907% due 11/16/2009 (a)		5,200	897
3.005% due 07/18/2011 (a)		1,000	172
3.011% due 12/23/2010 (a)		900	155
5.625% due 01/24/2013 (a)		1,700	308
Longpoint Re Ltd.
5.549% due 05/08/2010		700	700
Merrill Lynch & Co., Inc.
0.683% due 11/01/2011		9,000	8,729
0.692% due 02/05/2010		4,400	4,401
Morgan Stanley
0.789% due 01/15/2010		200	200
2.550% due 05/14/2010		100	101
Nippon Life Insurance Co.
4.875% due 08/09/2010		7,555	7,689
Rabobank Nederland NV
4.200% due 05/13/2014		2,000	2,086
Residential Reinsurance 2007 Ltd.
10.611% due 06/07/2010		300	307
Royal Bank of Scotland Group PLC
0.785% due 10/14/2016		400	318
0.854% due 04/08/2011		2,300	2,307
3.000% due 12/09/2011		1,900	1,957
6.375% due 02/01/2011		3,300	3,304
SLM Corp.
0.499% due 03/15/2011		2,500	2,252
SunTrust Bank
6.375% due 04/01/2011		2,400	2,488
TransCapitalInvest Ltd. for OJSC AK Transneft
7.700% due 08/07/2013		4,800	5,078

			138,751

INDUSTRIALS 1.4%
Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/2009		200	201
Daimler Finance North America LLC
7.750% due 01/18/2011		4,400	4,665
Gaz Capital S.A.
7.510% due 07/31/2013		2,500	2,655
Wyeth
5.500% due 03/15/2013		4,000	4,335

			11,856

UTILITIES 0.7%
Deutsche Telekom International Finance BV
8.500% due 06/15/2010		2,000	2,097
Dominion Resources, Inc.
5.000% due 03/15/2013		3,000	3,151
NiSource Finance Corp.
0.977% due 11/23/2009		965	964

			6,212

Total Corporate Bonds & Notes (Cost $164,329)			156,819

U.S. GOVERNMENT AGENCIES 19.9%
Fannie Mae
0.306% due 12/25/2036 - 07/25/2037		3,253	2,963
0.596% due 09/25/2042 - 03/25/2044		1,083	1,012
0.646% due 05/25/2031 - 11/25/2032		2,203	2,167
1.375% due 04/28/2011		100	101
2.251% due 07/01/2042 - 06/01/2043		843	845
2.301% due 09/01/2041		458	458
2.451% due 09/01/2040		4	4
2.998% due 11/01/2035		249	251
3.703% due 09/01/2035		769	785
4.500% due 10/01/2024		100	104
4.634% due 07/01/2035 - 12/01/2036		378	389
4.834% due 09/01/2034		53	53
5.000% due 04/25/2033		57	60
5.500% due 01/01/2037 - 04/01/2039		21,046	22,053
6.000% due 08/01/2016 - 10/01/2039		91,704	96,932
6.000% due 11/01/2037 (g)		13,488	14,258
6.250% due 02/01/2011		11,100	11,760
6.500% due 10/01/2037 - 12/25/2042		781	836
Federal Home Loan Bank
3.375% due 06/24/2011		400	416
Federal Housing Administration
7.430% due 10/01/2020		7	7
Freddie Mac
0.286% due 12/25/2036		2,537	2,320
0.393% due 07/15/2019 - 08/15/2019		5,823	5,710
0.506% due 08/25/2031		280	225
0.543% due 05/15/2036		858	849
0.593% due 12/15/2030		287	285
0.643% due 06/15/2018		112	111
1.125% due 06/01/2011		3,000	3,017
2.251% due 02/25/2045		577	546
4.925% due 07/01/2035		640	668
5.000% due 10/01/2018 - 07/15/2024		519	530
5.250% due 07/18/2011		300	324
5.500% due 08/15/2030 - 04/01/2038		1,581	1,657
6.000% due 09/01/2016 - 02/01/2039		930	984
6.500% due 07/25/2043		120	130
Ginnie Mae
6.000% due 09/15/2038		79	84
Small Business Administration
5.600% due 09/01/2028		937	1,017

Total U.S. Government Agencies (Cost $172,079)			173,911

U.S. TREASURY OBLIGATIONS 40.1%
U.S. Treasury Notes
0.875% due 12/31/2010 (g)		5,600	5,626
0.875% due 02/28/2011		3,100	3,113
0.875% due 03/31/2011		3,700	3,714
0.875% due 04/30/2011 (g)		2,487	2,495
0.875% due 05/31/2011 (g)		300	301
1.000% due 07/31/2011		11,200	11,238
1.000% due 08/31/2011		255,600	256,180
1.000% due 09/30/2011		66,900	66,989

Total U.S. Treasury Obligations (Cost $348,549)			349,656

MORTGAGE-BACKED SECURITIES 10.0%
Adjustable Rate Mortgage Trust
5.160% due 09/25/2035		1,551	1,112
American Home Mortgage Investment Trust
3.098% due 10/25/2034		891	647
4.390% due 02/25/2045		357	288
Banc of America Funding Corp.
6.093% due 01/20/2047		1,256	823
Banc of America Mortgage Securities, Inc.
3.915% due 05/25/2033		1,138	1,039
4.091% due 07/25/2034		1,011	896
6.500% due 10/25/2031		42	40
Bear Stearns Adjustable Rate Mortgage Trust
2.216% due 03/25/2035		6,392	5,668
4.171% due 07/25/2034		891	706
4.550% due 08/25/2035		5,351	4,702
4.617% due 10/25/2035		1,274	1,253
4.979% due 01/25/2035		774	701
5.117% due 04/25/2033		14	14
5.273% due 02/25/2033		3	3
5.394% due 01/25/2034		61	58
5.432% due 04/25/2033		32	31
Bear Stearns Alt-A Trust
0.406% due 02/25/2034		899	633
Bear Stearns Commercial Mortgage Securities
5.331% due 02/11/2044		400	361
5.471% due 01/12/2045		1,200	1,115
Bear Stearns Mortgage Funding Trust
0.316% due 02/25/2037		812	692
Bear Stearns Structured Products, Inc.
5.485% due 12/26/2046		1,003	629
5.636% due 01/26/2036		1,788	1,020
Citigroup Mortgage Loan Trust, Inc.
2.850% due 12/25/2035		441	382
4.647% due 08/25/2035		2,180	864
Commercial Mortgage Pass-Through Certificates
5.306% due 12/10/2046		3,600	3,142
Countrywide Alternative Loan Trust
0.426% due 05/25/2047		977	439
4.500% due 06/25/2035		86	85
6.000% due 10/25/2033		48	47
Countrywide Home Loan Mortgage Pass-Through Trust
4.635% due 02/20/2035		2,614	2,296
4.654% due 11/25/2034		1,480	1,100
5.250% due 02/20/2036		889	502
Credit Suisse Mortgage Capital Certificates
5.846% due 03/15/2039		400	355
CS First Boston Mortgage Securities Corp.
0.950% due 03/25/2032		3	3
3.847% due 07/25/2033		10,166	8,051
4.938% due 12/15/2040		167	168
First Horizon Alternative Mortgage Securities
3.115% due 09/25/2034		2,439	1,934
First Horizon Asset Securities, Inc.
5.366% due 08/25/2035		786	652
GMAC Mortgage Corp. Loan Trust
4.485% due 11/19/2035		490	405
Greenpoint Mortgage Funding Trust
0.326% due 10/25/2046		705	558
0.326% due 01/25/2047		844	674
Greenpoint Mortgage Pass-Through Certificates
3.895% due 10/25/2033		927	765
Greenwich Capital Commercial Funding Corp.
4.799% due 08/10/2042		200	192
5.444% due 03/10/2039		1,900	1,689
GS Mortgage Securities Corp. II
0.344% due 03/06/2020		1,827	1,683
5.999% due 08/10/2045		3,900	3,235
GSR Mortgage Loan Trust
4.116% due 09/25/2035		2,262	2,095
6.000% due 03/25/2032		1	1
Harborview Mortgage Loan Trust
0.466% due 05/19/2035		212	113
5.144% due 07/19/2035		1,212	754
Impac CMB Trust
1.246% due 07/25/2033		391	300
Indymac Index Mortgage Loan Trust
4.944% due 12/25/2034		616	374
JPMorgan Chase Commercial Mortgage Securities Corp.
5.420% due 01/15/2049		600	507
5.882% due 02/15/2051		1,300	1,108
6.006% due 06/15/2049		100	97
JPMorgan Mortgage Trust
5.012% due 02/25/2035		822	788
LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030		231	233
Lehman Brothers Floating Rate Commercial Mortgage Trust
0.323% due 09/15/2021		163	145
MASTR Asset Securitization Trust
5.500% due 09/25/2033		51	50
Mellon Residential Funding Corp.
0.723% due 06/15/2030		368	316
Merrill Lynch Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051		2,700	2,110
Merrill Lynch Mortgage Investors, Inc.
0.456% due 02/25/2036		610	351
MLCC Mortgage Investors, Inc.
0.496% due 11/25/2035		491	340
1.246% due 10/25/2035		303	269
3.100% due 01/25/2029		51	43
4.250% due 10/25/2035		1,590	1,370
Morgan Stanley Capital I
0.304% due 10/15/2020		1,725	1,322
5.809% due 12/12/2049		300	258
Prime Mortgage Trust
0.646% due 02/25/2019		8	8
0.646% due 02/25/2034		39	35
Residential Funding Mortgage Securities I
5.203% due 09/25/2035		1,775	1,187
Salomon Brothers Mortgage Securities VII, Inc.
4.000% due 12/25/2018		137	130
Structured Adjustable Rate Mortgage Loan Trust
2.451% due 01/25/2035		505	246
3.568% due 08/25/2034		915	725
3.750% due 02/25/2034		675	556
5.297% due 01/25/2035		1,818	1,403
5.394% due 08/25/2035		529	378
Structured Asset Mortgage Investments, Inc.
0.346% due 09/25/2047		1,758	1,634
0.496% due 07/19/2035		1,330	1,007
0.526% due 02/25/2036		306	169
0.906% due 09/19/2032		10	7
Structured Asset Securities Corp.
3.832% due 10/25/2035		790	481
Thornburg Mortgage Securities Trust
0.356% due 11/25/2046		805	761
0.366% due 09/25/2046		2,586	2,476
Wachovia Bank Commercial Mortgage Trust
0.323% due 06/15/2020		2,173	1,721
0.333% due 09/15/2021		3,320	2,480
5.509% due 04/15/2047		1,800	1,388
WaMu Mortgage Pass-Through Certificates
0.516% due 12/25/2045		273	161
0.536% due 10/25/2045		1,545	837
1.631% due 01/25/2047		635	298
2.101% due 11/25/2042		128	80
2.301% due 06/25/2042		78	60
2.301% due 08/25/2042		288	198
2.304% due 05/25/2041		80	73
2.723% due 02/27/2034		54	50
3.099% due 09/25/2046		857	446
Wells Fargo Mortgage-Backed Securities Trust
4.940% due 01/25/2035		1,738	1,575
4.948% due 03/25/2036		1,077	824
4.979% due 12/25/2034		1,329	1,262

Total Mortgage-Backed Securities (Cost $106,604)			87,252

ASSET-BACKED SECURITIES 3.0%
ACE Securities Corp.
0.306% due 10/25/2036		380	251
Amortizing Residential Collateral Trust
0.536% due 07/25/2032		13	8
Asset-Backed Funding Certificates
0.306% due 01/25/2037		276	244
Asset-Backed Securities Corp. Home Equity
0.296% due 12/25/2036		436	406
0.521% due 09/25/2034		286	202
1.893% due 03/15/2032		234	152
Atrium CDO Corp.
0.934% due 06/27/2015		6,062	5,156
Bear Stearns Asset-Backed Securities Trust
1.246% due 10/25/2037		4,068	2,548
CIT Group Home Equity Loan Trust
0.516% due 06/25/2033		1	1
Countrywide Asset-Backed Certificates
0.296% due 05/25/2037		1,949	1,893
0.296% due 12/25/2046		20	20
0.296% due 03/25/2047		67	66
0.296% due 06/25/2047		2,190	2,076
0.316% due 06/25/2047		432	416
0.326% due 06/25/2037		340	321
0.356% due 10/25/2046		272	262
0.506% due 05/25/2036		3,203	2,501
0.726% due 12/25/2031		49	25
CS First Boston Mortgage Securities Corp.
0.866% due 01/25/2032		9	6
Equity One Asset-Backed Securities, Inc.
0.806% due 11/25/2032		15	10
First Franklin Mortgage Loan Asset-Backed Certificates
0.296% due 11/25/2036		515	506
Ford Credit Auto Owner Trust
1.210% due 01/15/2012		1,000	1,003
GE-WMC Mortgage Securities LLC
0.286% due 08/25/2036		46	29
GSAMP Trust
0.536% due 03/25/2034		18	18
HFC Home Equity Loan Asset-Backed Certificates
0.316% due 03/20/2036		79	78
0.536% due 01/20/2034		1,895	1,604
0.596% due 09/20/2033		164	146
Indymac Residential Asset-Backed Trust
0.306% due 04/25/2037		106	104
JPMorgan Mortgage Acquisition Corp.
0.296% due 08/25/2036		40	39
Lehman XS Trust
0.326% due 11/25/2046		832	732
0.366% due 11/25/2036		103	102
Long Beach Mortgage Loan Trust
0.526% due 10/25/2034		34	26
MASTR Asset-Backed Securities Trust
0.306% due 11/25/2036		239	229
Morgan Stanley ABS Capital I
0.296% due 09/25/2036		584	575
0.306% due 05/25/2037		1,137	948
Nationstar Home Equity Loan Trust
0.366% due 04/25/2037		2,717	2,506
Option One Mortgage Loan Trust
0.296% due 01/25/2037		154	151
Residential Asset Securities Corp.
0.316% due 11/25/2036		36	36
Saxon Asset Securities Trust
0.306% due 10/25/2046		36	35
Soundview Home Equity Loan Trust
0.326% due 01/25/2037		249	246
Structured Asset Securities Corp.
0.296% due 10/25/2036		389	364
Truman Capital Mortgage Loan Trust
0.586% due 01/25/2034		23	21

Total Asset-Backed Securities (Cost $30,641)			26,062

SOVEREIGN ISSUES 0.8%
Korea Development Bank
0.728% due 04/03/2010		6,100	6,036
Societe Financement de l’Economie Francaise
0.713% due 07/16/2012		1,000	1,001

Total Sovereign Issues (Cost $7,100)			7,037

FOREIGN CURRENCY-DENOMINATED ISSUES 0.4%
Brazil Government International Bond
10.250% due 01/10/2028	BRL	2,900	1,580
12.500% due 01/05/2022		900	561
Fortis Bank Nederland Holding NV
3.000% due 04/17/2012	EUR	400	599
Societe Financement de l’Economie Francaise
2.125% due 05/20/2012		700	1,034

Total Foreign Currency-Denominated Issues (Cost $3,542)			3,774

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.6%
Motors Liquidation Co.
5.250% due 03/06/2032 (a)		4,000	14
Wells Fargo & Co.
7.500% due 12/31/2049		5,900	5,269

Total Convertible Preferred Securities (Cost $4,615)			5,283

PREFERRED STOCKS 0.4%
DG Funding Trust
0.652% due 12/31/2049		420	3,586

Total Preferred Stocks (Cost $4,462)			3,586

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 6.0%
COMMERCIAL PAPER 1.7%
Royal Bank of Scotland Group PLC
0.540% due 12/30/2009		$15,000	14,988

REPURCHASE AGREEMENTS 0.5%
JPMorgan Chase Bank N.A.
0.030% due 10/01/2009		1,000	1,000
(Dated 09/30/2009. Collateralized by U.S. Treasury Notes 3.125% due 08/31/2013 valued at $1,021. Repurchase proceeds are $1,000.)
State Street Bank and Trust Co.
0.010% due 10/01/2009		3,370	3,370
(Dated 09/30/2009. Collateralized by U.S. Treasury Bills 0.000% due 11/27/2009 valued at $3,440. Repurchase proceeds are $3,370.)

			4,370

U.S. TREASURY BILLS 0.1%
0.199% due 02/25/2010 - 03/25/2010 (b)(d)(e)(g)		743	742

	SHARES
SHORT-TERM FLOATING NAV PORTFOLIO (c) 3.7%
		3,224,688	32,289

Total Short-Term Instruments (Cost $52,382)			52,389

Total Investments 99.7% (Cost $899,033)			$870,493
Written Options (i) (0.1%) (Premiums $1,069)			(515)
Other Assets and Liabilities (Net) 0.4%			3,122

Net Assets 100.0%			$873,100

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) Coupon represents a weighted average rate.

(c) Affiliated to the Portfolio.

(d) Securities with an aggregate market value of $469 have been pledged as collateral for swap and swaption contracts on September 30, 2009.

(e) Securities with an aggregate market value of $270 have been pledged as collateral for delayed-delivery mortgage-backed securities on September 30, 2009.

(f) The average amount of borrowings while outstanding during the period ended September 30, 2009 was $180,493 at a weighted average interest rate of 0.550%. On September 30, 2009, there were no open reverse repurchase agreements.

(g) Securities with an aggregate market value of $1,422 and cash of $407 have been pledged as collateral for the following open futures contracts on September 30, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2009	16	$0
90-Day Euribor March Futures	Long	03/2010	28	(2)
90-Day Eurodollar December Futures	Long	12/2009	802	1,854
90-Day Eurodollar December Futures	Long	12/2010	107	84
90-Day Eurodollar June Futures	Long	06/2010	102	153
90-Day Eurodollar March Futures	Long	03/2010	117	689
90-Day Eurodollar September Futures	Long	09/2010	24	18
U.S. Treasury 2-Year Note December Futures	Long	12/2009	29	(1)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	45	(1)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2010	8	0
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2010	8	0
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2010	8	0
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2010	8	0

				$2,794

(h) Swap agreements outstanding on September 30, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection(1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2009(2)	Notional Amount(3)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
American International Group, Inc.	GSC	1.380%	06/20/2013	8.099%	$2,700	$(537)	$0	$(537)
American International Group, Inc.	RBS	1.360%	06/20/2013	8.099%	2,700	(538)	0	(538)
Ford Motor Credit Co. LLC	BCLY	5.650%	09/20/2012	5.348%	600	6	0	6
Ford Motor Credit Co. LLC	GSC	3.850%	09/20/2012	5.348%	200	(8)	0	(8)
Ford Motor Credit Co. LLC	JPM	6.800%	09/20/2012	5.348%	8,300	333	0	333
General Electric Capital Corp.	BNP	1.000%	09/20/2010	1.444%	400	(2)	(5)	3
General Electric Capital Corp.	BNP	0.780%	03/20/2011	1.638%	900	(11)	0	(11)
General Electric Capital Corp.	BNP	1.250%	03/20/2013	1.977%	700	(16)	0	(16)
General Electric Capital Corp.	CITI	1.100%	03/20/2010	1.471%	200	0	0	0
General Electric Capital Corp.	CITI	1.150%	03/20/2010	1.471%	100	0	0	0
General Electric Capital Corp.	CITI	4.000%	12/20/2013	2.021%	2,200	171	0	171
General Electric Capital Corp.	CITI	4.325%	12/20/2013	2.021%	1,600	144	0	144
General Electric Capital Corp.	DUB	0.800%	06/20/2011	1.736%	4,300	(67)	0	(67)
General Electric Capital Corp.	DUB	1.500%	09/20/2011	1.808%	600	(4)	0	(4)
General Electric Capital Corp.	DUB	4.230%	12/20/2013	2.021%	2,400	207	0	207
General Electric Capital Corp.	DUB	4.900%	12/20/2013	2.021%	1,900	214	0	214
General Electric Capital Corp.	GSC	0.900%	12/20/2010	1.504%	300	(2)	0	(2)
GMAC, Inc.	BCLY	3.650%	09/20/2012	6.550%	1,000	(73)	0	(73)
GMAC, Inc.	GSC	3.200%	09/20/2012	6.550%	500	(43)	0	(43)
GMAC, Inc.	JPM	4.850%	09/20/2012	6.550%	900	(38)	0	(38)
JSC Gazprom	BCLY	1.600%	12/20/2012	2.595%	3,800	(98)	0	(98)
JSC Gazprom	MSC	0.860%	11/20/2011	2.310%	2,600	(70)	0	(70)
JSC Gazprom	MSC	2.480%	02/20/2013	2.634%	6,500	(13)	0	(13)
Mexico Government International Bond	JPM	3.030%	12/20/2009	0.914%	1,000	13	0	13
SLM Corp.	BNP	5.050%	03/20/2013	8.870%	1,500	(153)	0	(153)

						$(585)	$(5)	$(580)

Credit Default Swaps on Credit Indices - Sell Protection(1)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount(3)	Market Value(4)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.HY-8 5-Year Index 35-100%	CITI	0.360%	06/20/2012	$4,815	$(126)	$0	$(126)
CDX.HY-8 5-Year Index 35-100%	CITI	0.401%	06/20/2012	1,059	(26)	0	(26)
CDX.IG-9 5-Year Index 30-100%	DUB	0.708%	12/20/2012	8,264	124	0	124
CDX.IG-9 10-Year Index 30-100%	GSC	0.548%	12/20/2017	195	3	0	3
CDX.IG-9 10-Year Index 30-100%	JPM	0.553%	12/20/2017	389	5	0	5

					$(20)	$0	$(20)

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
Pay	1-Month EUR- FRCPXTOB Index	2.090%	10/15/2010	BNP	EUR	1,300	$76	$0	$76
Pay	1-Year BRL- CDI	11.360%	01/04/2010	BCLY	BRL	4,200	7	0	7
Pay	1-Year BRL- CDI	11.430%	01/04/2010	MLP		2,700	7	0	7
Pay	1-Year BRL- CDI	11.465%	01/04/2010	GSC		1,100	3	0	3
Pay	1-Year BRL- CDI	12.410%	01/04/2010	UBS		3,400	51	(6)	57
Pay	1-Year BRL- CDI	12.670%	01/04/2010	MSC		3,400	52	(5)	57
Pay	1-Year BRL- CDI	12.780%	01/04/2010	MSC		1,500	30	2	28
Pay	1-Year BRL- CDI	12.948%	01/04/2010	MLP		1,400	31	1	30
Pay	1-Year BRL- CDI	13.845%	01/02/2012	BCLY		76,100	2,499	(55)	2,554
Pay	3-Month USD- LIBOR	3.000%	12/16/2010	BOA		$12,900	278	270	8
Pay	3-Month USD- LIBOR	3.000%	12/16/2010	MSC		33,600	723	704	19
Pay	3-Month USD- LIBOR	3.000%	02/04/2011	RBS		9,500	310	277	33
Pay	3-Month USD- LIBOR	4.000%	06/17/2011	BOA		1,000	60	37	23
Pay	3-Month USD- LIBOR	4.000%	06/17/2011	CSFB		9,600	570	364	206
Pay	3-Month USD- LIBOR	4.000%	06/17/2011	DUB		2,300	137	73	64
Pay	3-Month USD- LIBOR	3.450%	08/05/2011	BCLY		8,800	405	0	405
Pay	3-Month USD- LIBOR	3.450%	08/05/2011	JPM		6,100	281	0	281
Pay	3-Month USD- LIBOR	3.450%	08/05/2011	MLP		2,300	106	0	106
Pay	3-Month USD- LIBOR	3.450%	08/05/2011	MSC		14,700	676	0	676
Pay	3-Month USD- LIBOR	3.450%	08/05/2011	RBS		16,900	777	318	459
Pay	3-Month USD- LIBOR	4.000%	12/16/2014	RBS		5,100	285	109	176
Pay	3-Month USD- LIBOR	3.500%	06/24/2016	DUB		5,000	179	0	179
Pay	3-Month USD- LIBOR	3.500%	06/24/2016	GSC		3,000	107	0	107
Pay	3-Month USD- LIBOR	3.500%	06/24/2016	JPM		2,000	73	0	73
Pay	3-Month USD- LIBOR	3.500%	06/24/2016	RBS		15,000	536	0	536
Pay	6-Month AUD Bank Bill	6.000%	09/15/2012	UBS	AUD	16,900	9	0	9
Pay	6-Month GBP- LIBOR	6.000%	12/19/2009	GSC	GBP	1,600	59	(17)	76

							$8,327	$2,072	$6,255

(i) Written options outstanding on September 30, 2009:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.350%	11/23/2009	$3,700	$18	$7
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	4,000	28	19
Put - OTC 7-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	4.000%	11/23/2009	24,000	254	32
Put - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	8,000	63	37
Put - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	14,800	118	69
Call - OTC 10-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Receive	3.000%	11/23/2009	5,000	32	16
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.350%	11/23/2009	700	4	1
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	72,000	552	334

							$1,069	$515

(j) Short sales outstanding on September 30, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	5.500%	11/01/2039	$21,000	$21,793	$21,896
Fannie Mae	6.000%	10/01/2039	36,700	38,608	38,713
Fannie Mae	6.000%	11/01/2039	32,600	34,197	34,286

				$94,598	$94,895

(k) Foreign currency contracts outstanding on September 30, 2009:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	1,432	10/2009	JPM	$14	$0	$14
Buy		1,432	10/2009	RBS	72	0	72
Buy	BRL	82	10/2009	CITI	6	0	6
Sell		82	10/2009	JPM	0	(3)	(3)
Buy		1,795	02/2010	HSBC	18	0	18
Buy	CAD	796	10/2009	CITI	8	0	8
Buy	CNY	787	03/2010	BCLY	0	(1)	(1)
Buy		789	03/2010	HSBC	0	(1)	(1)
Buy		4,788	03/2010	JPM	0	(7)	(7)
Buy		1,499	08/2010	HSBC	0	(1)	(1)
Buy		22,417	08/2010	JPM	0	(35)	(35)
Buy		2,852	08/2010	MSC	0	(1)	(1)
Sell	GBP	1,254	10/2009	BNP	90	0	90
Buy	IDR	4,760,425	01/2010	BCLY	0	(6)	(6)
Sell	JPY	121	10/2009	BNP	0	0	0
Sell		106,185	10/2009	RBC	0	(12)	(12)
Sell		20,567	10/2009	RBS	0	(4)	(4)
Buy	KRW	97,802	11/2009	DUB	4	0	4
Buy		1,328,835	11/2009	JPM	23	0	23
Buy		97,703	11/2009	MSC	4	0	4
Buy	MXN	6,555	11/2009	CITI	0	(5)	(5)
Buy		6,560	11/2009	HSBC	0	(5)	(5)
Buy	MYR	558	11/2009	BCLY	3	0	3
Buy		279	11/2009	BOA	1	0	1
Buy		268	11/2009	RBS	2	0	2
Buy	SGD	228	11/2009	DUB	4	0	4
Buy		228	11/2009	HSBC	4	0	4
Buy		688	11/2009	UBS	1	0	1
Buy	TWD	5,160	11/2009	GSC	4	0	4
Buy		5,176	11/2009	HSBC	5	0	5

					$263	$(81)	$182

(l) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of September 30, 2009 in valuing the Portfolio’s assets and liabilities:

Category++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 09/30/2009
Corporate Bonds & Notes	$0	$156,819	$0	$156,819
U.S. Government Agencies	0	173,904	7	173,911
U.S. Treasury Obligations	0	349,656	0	349,656
Mortgage-Backed Securities	0	86,771	481	87,252
Short-Term Instruments	32,289	20,100	0	52,389
Other Investments+++	5,269	45,197	0	50,466

Investments, at value	$37,558	$832,447	$488	$870,493

Short Sales, at value	$0	$(94,895)	$0	$(94,895)

Financial Derivative Instruments++++	$2,794	$5,322	$0	$8,116

Total	$40,352	$742,874	$488	$783,714

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending September 30, 2009:

Category++	Beginning Balance at 12/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Net Transfers In/(Out) of Level 3	Ending Balance at 09/30/2009	Net Change in Unrealized Appreciation/ (Depreciation) on investments held at 09/30/2009
U.S. Government Agencies	$8	$(1)	$0	$0	$0	$0	$7	$0
Mortgage-Backed Securities	0	(129)	3	0	(58)	665	481	(94)

Investments, at value	$8	$(130)	$3	$0	$(58)	$665	$488	$(94)

Financial Derivative Instruments++++	$506	$0	$0	$0	$(430)	$(76)	0	$(430)

Total	$514	$(130)	$3	$0	$(488)	$589	$488	$(524)

+	See note 4 in the Supplementary Notes to Schedule of Investments for additional information.

++	Refer to the Schedule of Investments for additional information.

+++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.

++++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

Money Market Portfolio

September 30, 2009 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
CORPORATE BONDS & NOTES 1.6%
Bank of Scotland PLC
0.240% due 06/18/2010	$2,000	$1,955
Merrill Lynch & Co., Inc.
2.709% due 05/12/2010	2,600	2,592

Total Corporate Bonds & Notes (Cost $4,547)		4,547

U.S. GOVERNMENT AGENCIES 8.4%
Federal Farm Credit Bank
0.340% due 03/03/2010	5,500	5,501
Federal Home Loan Bank
0.293% due 12/02/2009	13,000	13,004
Freddie Mac
6.875% due 09/15/2010	4,300	4,563

Total U.S. Government Agencies (Cost $23,068)		23,068

SHORT-TERM INSTRUMENTS 89.7%
CERTIFICATES OF DEPOSIT 2.1%
Dexia Credit Local S.A.
1.160% due 12/23/2009	5,600	5,600

COMMERCIAL PAPER 50.8%
Barclays U.S. Funding LLC
0.675% due 02/12/2010	3,500	3,491
0.710% due 02/05/2010	500	499
Caisse d’Amortissement de la Dette Sociale
0.430% due 10/16/2009	4,300	4,299
0.470% due 10/07/2009	2,300	2,300
Fannie Mae
0.448% due 02/22/2010	29,700	29,649
Federal Home Loan Bank
0.230% due 07/09/2010	5,600	5,600
0.520% due 06/01/2010	3,400	3,399
0.710% due 01/27/2010	6,800	6,800
0.790% due 03/11/2010	14,000	14,037
Freddie Mac
0.365% due 03/31/2010	3,800	3,793
0.448% due 01/06/2010	6,900	6,892
0.671% due 10/30/2009	14,000	14,007
0.703% due 01/04/2010	7,000	6,990
ING Funding LLC
0.300% due 10/23/2009	4,000	3,999
JPMorgan Chase & Co.
0.280% due 11/04/2009	5,500	5,499
Kreditanstalt fuer Wiederaufbau
0.225% due 11/19/2009	8,600	8,597
Rabobank USA Financial Corp.
0.300% due 02/18/2010	5,600	5,593
Royal Bank of Scotland Group PLC
0.540% due 12/30/2009	2,500	2,497
0.860% due 02/17/2010	1,500	1,495
Societe Generale N.A.
0.435% due 02/12/2010	4,500	4,493
Svenska Handelsbanken AB
0.265% due 11/25/2009	5,600	5,598

		139,527

REPURCHASE AGREEMENTS 36.8%
Barclays Capital, Inc.
0.130% due 10/05/2009	18,900	18,900
(Dated 09/30/2009. Collateralized by Freddie Mac 0.389% due 05/04/2011 valued at $19,123. Repurchase proceeds are $18,900.)
BNP Paribas Bank
0.040% due 10/01/2009	4,800	4,800
(Dated 09/30/2009. Collateralized by Freddie Mac 0.076% due 02/01/2010 valued at $4,893. Repurchase proceeds are $4,800.)
Deutsche Bank AG
0.030% due 10/01/2009	10,100	10,100
(Dated 09/30/2009. Collateralized by U.S. Treasury Inflation Protected Securities 1.750% due 01/15/2028 valued at $10,314. Repurchase proceeds are $10,100.)
JPMorgan Chase Bank N.A.
0.040% due 10/01/2009	39,400	39,400
(Dated 09/30/2009. Collateralized by Fannie Mae 2.178% due 04/23/2012 valued at $27,980 and Freddie Mac 2.230% due 04/23/2012 valued at $12,250. Repurchase proceeds are $39,400.)
0.060% due 10/01/2009	27,400	27,400
(Dated 09/30/2009. Collateralized by Fannie Mae 6.000% due 07/01/2037 valued at $27,773. Repurchase proceeds are $27,400.)
State Street Bank and Trust Co.
0.010% due 10/01/2009	506	506
(Dated 09/30/2009. Collateralized by U.S. Treasury Bills 0.000% due 11/27/2009 valued at $520. Repurchase proceeds are $506.)

		101,106

Total Short-Term Instruments (Cost $246,233)		246,233

Total Investments 99.7% (Cost $273,848)		$273,848
Other Assets and Liabilities (Net) 0.3%		755

Net Assets 100.0%		$274,603

Notes to Schedule of Investments (amounts in thousands*):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of September 30, 2009 in valuing the Portfolio’s assets and liabilities:

Category++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 09/30/2009
Corporate Bonds & Notes	$0	$4,547	$0	$4,547
U.S. Government Agencies	0	23,068	0	23,068
Short-Term Instruments	0	246,233	0	246,233

Investments, at value	$0	$273,848	$0	$273,848

+	See note 4 in the Supplementary Notes to Schedule of Investments for additional information.

++	Refer to the Schedule of Investments for additional information.

See Accompanying Notes

Schedule of Investments

Real Return Portfolio

September 30, 2009 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 0.0%
Georgia-Pacific Corp.
2.282% due 12/20/2012		$36	$35
2.302% due 12/20/2012		420	405
2.464% due 12/20/2012		49	48

Total Bank Loan Obligations (Cost $505)			488

CORPORATE BONDS & NOTES 28.1%
BANKING & FINANCE 23.5%
Allstate Life Global Funding Trusts
5.375% due 04/30/2013		4,100	4,369
American Express Bank FSB
0.324% due 07/13/2010		1,000	981
5.500% due 04/16/2013		1,400	1,479
American Express Credit Corp.
0.396% due 10/04/2010		5,700	5,630
1.646% due 05/27/2010		1,000	1,002
5.125% due 08/25/2014		1,800	1,865
5.875% due 05/02/2013		300	318
American International Group, Inc.
5.850% due 01/16/2018		1,300	943
8.175% due 05/15/2058		4,900	2,977
8.250% due 08/15/2018		1,600	1,362
ANZ National International Ltd.
0.865% due 08/19/2014		4,000	3,987
6.200% due 07/19/2013		3,200	3,505
Bank of America Corp.
0.591% due 11/06/2009		900	900
0.791% due 04/30/2012		2,000	2,017
Bank of Scotland PLC
4.880% due 04/15/2011		2,400	2,433
Barclays Bank PLC
6.050% due 12/04/2017		2,300	2,318
7.434% due 09/29/2049		700	623
Calabash Re Ltd.
11.199% due 01/08/2010		250	249
Caterpillar Financial Services Corp.
1.033% due 06/24/2011		13,200	13,297
Citibank N.A.
0.300% due 06/04/2012		30,000	30,009
Citigroup Capital XXI
8.300% due 12/21/2057		1,200	1,078
Citigroup Funding, Inc.
1.518% due 05/07/2010		13,900	13,914
Citigroup, Inc.
0.313% due 12/28/2009		3,900	3,895
Commonwealth Bank of Australia
0.573% due 09/17/2014		4,900	4,891
0.785% due 06/25/2014		7,100	7,077
0.925% due 07/12/2013		26,600	26,532
Countrywide Home Loans, Inc.
4.000% due 03/22/2011		1,200	1,220
Credit Suisse USA, Inc.
0.505% due 11/20/2009		800	800
Dexia Credit Local
0.939% due 09/23/2011		2,500	2,525
2.375% due 09/23/2011		7,200	7,303
DnB NOR Bank ASA
0.580% due 10/13/2009		1,100	1,099
Ford Motor Credit Co. LLC
7.250% due 10/25/2011		1,200	1,166
7.800% due 06/01/2012		100	97
Foundation Re II Ltd.
7.190% due 11/26/2010		800	787
General Electric Capital Corp.
0.292% due 09/21/2012		30,900	30,936
0.292% due 12/21/2012		51,100	51,133
2.625% due 12/28/2012		16,000	16,411
Genworth Financial, Inc.
6.515% due 05/22/2018		2,200	1,887
GMAC LLC
6.750% due 12/01/2014		1,600	1,350
Goldman Sachs Group, Inc.
0.583% due 06/28/2010		7,500	7,513
6.600% due 01/15/2012		1,200	1,304
Governor & Co. of the Bank of Ireland
0.342% due 12/18/2009		1,000	999
HCP, Inc.
6.700% due 01/30/2018		3,000	2,891
HSBC Finance Corp.
0.380% due 03/12/2010		2,000	1,994
0.564% due 10/21/2009		1,900	1,900
6.750% due 05/15/2011		1,925	2,030
International Lease Finance Corp.
6.625% due 11/15/2013		900	714
JPMorgan Chase & Co.
5.375% due 10/01/2012		800	862
Lehman Brothers Holdings, Inc.
6.875% due 05/02/2018 (a)		1,900	347
7.000% due 09/27/2027 (a)		100	18
Liberty Mutual Group, Inc.
5.750% due 03/15/2014		1,000	943
Longpoint Re Ltd.
5.549% due 05/08/2010		1,100	1,100
Marsh & McLennan Cos., Inc.
5.750% due 09/15/2015		4,000	4,223
Merna Reinsurance Ltd.
0.932% due 07/07/2010		4,200	4,087
Merrill Lynch & Co., Inc.
6.400% due 08/28/2017		2,400	2,435
6.875% due 04/25/2018		8,200	8,638
Metropolitan Life Global Funding I
1.418% due 09/17/2012		8,900	8,881
Morgan Stanley
0.744% due 02/10/2012		11,800	11,890
0.760% due 01/18/2011		3,000	2,973
0.788% due 01/09/2012		300	292
0.838% due 01/09/2014		1,300	1,211
0.989% due 10/15/2015		1,700	1,557
5.750% due 10/18/2016		1,600	1,627
National Australia Bank Ltd.
5.350% due 06/12/2013		2,600	2,775
New York Life Global Funding
4.650% due 05/09/2013		2,900	3,056
Pricoa Global Funding I
0.413% due 06/26/2012		15,100	14,118
ProLogis
6.625% due 05/15/2018		1,500	1,387
Prudential Financial, Inc.
0.520% due 06/10/2013		2,000	1,837
Royal Bank of Scotland Group PLC
1.403% due 04/23/2012		700	711
Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049		2,700	2,378
Santander U.S. Debt S.A. Unipersonal
0.374% due 11/20/2009		2,700	2,700
Simon Property Group LP
5.750% due 12/01/2015		800	819
Svenska Handelsbanken AB
1.300% due 09/14/2012		7,400	7,364
TransCapitalInvest Ltd. for OJSC AK Transneft
7.700% due 08/07/2013		2,400	2,539
UBS AG
1.392% due 05/05/2010		7,700	7,716
1.532% due 09/29/2011		4,200	4,190
Vita Capital III Ltd.
1.717% due 01/01/2012		700	632
Vita Capital Ltd.
1.497% due 01/01/2010		300	297
Wachovia Bank N.A.
0.418% due 12/02/2010		2,400	2,401
Wachovia Corp.
0.633% due 04/23/2012		9,300	9,108
0.639% due 10/15/2011		2,900	2,860
Wells Fargo & Co.
4.375% due 01/31/2013		1,600	1,654
Westpac Banking Corp.
0.582% due 09/10/2014		1,100	1,096

			394,432

INDUSTRIALS 3.4%
Alcoa, Inc.
6.750% due 07/15/2018		4,000	4,016
AutoZone, Inc.
5.875% due 10/15/2012		4,400	4,710
Cadbury Schweppes U.S. Finance LLC
5.125% due 10/01/2013		1,300	1,357
Cardinal Health, Inc.
6.000% due 06/15/2017		1,000	1,055
CIGNA Corp.
6.350% due 03/15/2018		2,000	2,009
DISH DBS Corp.
7.000% due 10/01/2013		5,000	5,062
Dow Chemical Co.
2.718% due 08/08/2011		6,000	6,099
4.850% due 08/15/2012		1,700	1,769
Falconbridge Ltd.
7.350% due 06/05/2012		1,000	1,073
Gaz Capital S.A.
7.343% due 04/11/2013		500	533
8.146% due 04/11/2018		700	743
Marriott International, Inc.
6.375% due 06/15/2017		5,000	5,001
Masco Corp.
6.125% due 10/03/2016		1,500	1,425
PACCAR, Inc.
1.469% due 09/14/2012		6,200	6,219
Rexam PLC
6.750% due 06/01/2013		1,200	1,288
Roche Holdings, Inc.
2.393% due 02/25/2011		3,000	3,083
Spectra Energy Capital LLC
5.668% due 08/15/2014		1,500	1,594
Starwood Hotels & Resorts Worldwide, Inc.
6.750% due 05/15/2018		1,000	949
UST, Inc.
6.625% due 07/15/2012		2,500	2,740
Waste Management, Inc.
6.100% due 03/15/2018		3,200	3,409
Yum! Brands, Inc.
6.250% due 03/15/2018		2,000	2,158

			56,292

UTILITIES 1.2%
American Electric Power Co., Inc.
5.250% due 06/01/2015		800	838
AT&T, Inc.
0.572% due 02/05/2010		2,800	2,802
Constellation Energy Group, Inc.
7.000% due 04/01/2012		4,100	4,413
Enel Finance International S.A.
5.700% due 01/15/2013		4,500	4,834
NiSource Finance Corp.
0.977% due 11/23/2009		800	800
Public Service Electric & Gas Co.
1.175% due 03/12/2010		900	902
Sempra Energy
6.150% due 06/15/2018		1,000	1,085
Verizon Wireless Capital LLC
3.025% due 05/20/2011		2,700	2,795
3.750% due 05/20/2011		900	929

			19,398

Total Corporate Bonds & Notes (Cost $468,619)			470,122

MUNICIPAL BONDS & NOTES 0.3%
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.750% due 06/01/2047		600	501
Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
6.000% due 06/01/2042		900	755
Rhode Island State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.000% due 06/01/2023		385	391
Texas State General Obligation Bonds, Series 2008
4.750% due 04/01/2037		1,700	1,772
West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047		1,060	840

Total Municipal Bonds & Notes (Cost $4,541)			4,259

U.S. GOVERNMENT AGENCIES 5.7%
Fannie Mae
0.306% due 12/25/2036		355	335
0.396% due 08/25/2034		204	195
0.446% due 10/27/2037		5,900	5,581
0.596% due 05/25/2042		218	195
2.251% due 06/01/2043 - 09/01/2044		5,874	5,888
3.413% due 07/01/2035		392	400
3.440% due 11/01/2034		3,067	3,117
4.070% due 11/01/2024		15	16
4.158% due 05/25/2035		1,923	1,966
4.634% due 12/01/2036		3,268	3,282
4.647% due 01/01/2035		505	522
5.000% due 10/01/2039		700	723
5.271% due 10/01/2035		1,403	1,483
5.950% due 02/25/2044		506	540
6.000% due 10/01/2021 - 05/01/2028		3,189	3,395
Freddie Mac
0.343% due 02/01/2011 (e)		5,264	5,260
0.393% due 07/15/2019 - 10/15/2020		11,296	11,069
0.473% due 02/15/2019		869	863
0.506% due 08/25/2031		116	94
0.593% due 12/15/2030		261	259
2.251% due 10/25/2044 - 02/25/2045		9,519	9,241
3.729% due 08/01/2036		465	478
4.000% due 10/15/2023		2	2
4.031% due 01/01/2034		274	282
4.712% due 06/01/2035		5,133	5,320
5.000% due 02/15/2020		2,834	2,967
5.428% due 12/01/2035		1,074	1,128
5.500% due 05/15/2016		1,919	1,950
6.500% due 12/01/2033 - 10/01/2038		10,040	10,717
6.500% due 03/01/2039 (g)		7,330	7,824
Ginnie Mae
6.000% due 12/15/2031 - 08/15/2036		835	890
Small Business Administration
4.504% due 02/01/2014		699	720
4.880% due 11/01/2024		2,745	2,906
5.170% due 01/01/2028		1,438	1,549
5.902% due 02/10/2018		913	1,001
6.020% due 08/01/2028		2,916	3,260

Total U.S. Government Agencies (Cost $94,424)			95,418

U.S. TREASURY OBLIGATIONS 87.2%
Treasury Inflation Protected Securities (c)
0.625% due 04/15/2013		8,865	8,856
1.250% due 04/15/2014		15,264	15,517
1.375% due 07/15/2018		4,894	4,851
1.625% due 01/15/2015		23,460	23,922
1.625% due 01/15/2018		18,710	18,914
1.750% due 01/15/2028		85,693	82,319
1.875% due 07/15/2013		27,908	28,867
1.875% due 07/15/2015		110,154	113,941
1.875% due 07/15/2019		23,501	24,221
2.000% due 04/15/2012		37,146	38,539
2.000% due 01/15/2014		51,750	53,674
2.000% due 07/15/2014		108,636	113,016
2.000% due 01/15/2016		42,752	44,408
2.000% due 01/15/2026		79,542	79,517
2.125% due 01/15/2019		40,525	42,589
2.375% due 04/15/2011		64,898	66,926
2.375% due 01/15/2017		66,588	70,916
2.375% due 01/15/2025		65,245	68,467
2.375% due 01/15/2027		62,692	66,003
2.500% due 07/15/2016		69,333	74,360
2.500% due 01/15/2029		34,506	37,181
2.625% due 07/15/2017		43,889	47,702
3.000% due 07/15/2012		79,843	85,008
3.375% due 01/15/2012		11,886	12,659
3.375% due 04/15/2032		1,213	1,503
3.500% due 01/15/2011		5,692	5,934
3.625% due 04/15/2028		76,296	94,463
3.875% due 04/15/2029		90,736	117,248
U.S. Treasury Notes
0.875% due 04/30/2011 (g)		1,810	1,816
1.000% due 08/31/2011		9,200	9,221
1.125% due 06/30/2011		7,200	7,245
3.000% due 08/31/2016		1,600	1,610

Total U.S. Treasury Obligations (Cost $1,425,686)			1,461,413

MORTGAGE-BACKED SECURITIES 5.0%
American Home Mortgage Investment Trust
5.660% due 09/25/2045		990	626
Banc of America Commercial Mortgage, Inc.
5.492% due 02/10/2051		420	344
Banc of America Funding Corp.
4.568% due 02/20/2036		2,411	2,127
6.093% due 01/20/2047		1,108	726
Banc of America Large Loan, Inc.
0.753% due 08/15/2029		5,028	3,947
Banc of America Mortgage Securities, Inc.
5.417% due 02/25/2036		1,862	1,361
6.500% due 09/25/2033		95	90
BCAP LLC Trust
0.416% due 01/25/2037		1,189	559
Bear Stearns Adjustable Rate Mortgage Trust
2.216% due 03/25/2035		507	449
2.490% due 08/25/2035		1,001	878
2.900% due 03/25/2035		1,458	1,304
4.550% due 08/25/2035		802	705
4.673% due 01/25/2035		5,343	4,700
4.996% due 01/25/2035		1,501	1,232
Bear Stearns Alt-A Trust
5.490% due 09/25/2035		4,093	2,597
5.712% due 03/25/2036		1,303	669
Bear Stearns Commercial Mortgage Securities
6.440% due 06/16/2030		11	11
Bear Stearns Structured Products, Inc.
5.636% due 01/26/2036		3,799	2,168
Citigroup Commercial Mortgage Trust
5.888% due 12/10/2049		91	80
Citigroup Mortgage Loan Trust, Inc.
2.850% due 12/25/2035		132	115
4.098% due 08/25/2035		140	115
4.248% due 08/25/2035		639	524
4.700% due 12/25/2035		3,112	2,663
4.748% due 08/25/2035		566	488
5.985% due 09/25/2037		4,775	2,968
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.886% due 11/15/2044		200	187
Countrywide Alternative Loan Trust
0.326% due 09/20/2046		96	95
0.426% due 02/20/2047		1,097	521
0.426% due 05/25/2047		376	169
0.436% due 09/25/2046		13,446	6,700
0.526% due 12/25/2035		78	42
1.901% due 12/25/2035		396	210
6.000% due 01/25/2037		664	436
Countrywide Home Loan Mortgage Pass-Through Trust
0.586% due 06/25/2035		498	339
3.769% due 11/19/2033		145	141
5.755% due 05/20/2036		384	216
CS First Boston Mortgage Securities Corp.
4.938% due 12/15/2040		271	274
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
0.346% due 10/25/2036		136	123
First Horizon Alternative Mortgage Securities
3.525% due 06/25/2034		652	509
First Horizon Asset Securities, Inc.
5.366% due 08/25/2035		694	575
GE Capital Commercial Mortgage Corp.
4.170% due 07/10/2037		132	133
4.229% due 12/10/2037		3,053	3,083
Greenpoint Mortgage Funding Trust
0.326% due 10/25/2046		313	248
0.326% due 01/25/2047		2,679	2,142
0.466% due 06/25/2045		675	345
0.516% due 11/25/2045		372	195
GS Mortgage Securities Corp. II
0.344% due 03/06/2020		183	168
GSR Mortgage Loan Trust
4.116% due 09/25/2035		1,724	1,596
Harborview Mortgage Loan Trust
0.466% due 05/19/2035		189	100
Impac Secured Assets CMN Owner Trust
0.326% due 01/25/2037		82	60
Indymac Index Mortgage Loan Trust
0.336% due 11/25/2046		296	268
4.944% due 12/25/2034		440	267
JPMorgan Chase Commercial Mortgage Securities Corp.
5.429% due 12/12/2043		310	287
5.794% due 02/12/2051		1,300	1,137
JPMorgan Mortgage Trust
5.005% due 07/25/2035		994	834
5.012% due 02/25/2035		2,418	2,317
LB-UBS Commercial Mortgage Trust
5.372% due 09/15/2039		300	274
5.424% due 02/15/2040		225	189
Lehman Brothers Floating Rate Commercial Mortgage Trust
0.323% due 09/15/2021		326	291
MASTR Adjustable Rate Mortgages Trust
3.111% due 11/21/2034		700	556
Mellon Residential Funding Corp.
0.593% due 11/15/2031		746	559
0.683% due 12/15/2030		681	584
Merrill Lynch Countrywide Commercial Mortgage Trust
5.700% due 09/12/2049		200	159
Merrill Lynch Floating Trust
0.313% due 06/15/2022		166	128
Merrill Lynch Mortgage Investors, Inc.
0.456% due 02/25/2036		2,032	1,170
MLCC Mortgage Investors, Inc.
0.496% due 11/25/2035		899	633
1.246% due 10/25/2035		531	470
4.250% due 10/25/2035		3,378	2,937
Morgan Stanley Capital I
0.304% due 10/15/2020		241	185
6.076% due 06/11/2049		600	528
Morgan Stanley Mortgage Loan Trust
5.362% due 06/25/2036		2,008	1,813
Opteum Mortgage Acceptance Corp.
0.506% due 07/25/2035		246	197
Residential Accredit Loans, Inc.
0.546% due 08/25/2035		270	145
Residential Asset Securitization Trust
6.500% due 08/25/2036		1,000	619
Securitized Asset Sales, Inc.
4.315% due 11/26/2023		8	8
Sequoia Mortgage Trust
0.596% due 10/19/2026		222	175
Structured Adjustable Rate Mortgage Loan Trust
0.486% due 06/25/2035		256	162
2.451% due 01/25/2035		268	131
3.750% due 02/25/2034		456	375
5.394% due 08/25/2035		385	275
Structured Asset Mortgage Investments, Inc.
0.316% due 08/25/2036		157	153
0.346% due 09/25/2047		1,074	999
0.436% due 06/25/2036		210	101
0.456% due 04/25/2036		892	450
0.496% due 07/19/2035		2,642	1,979
0.576% due 10/19/2034		173	140
Structured Asset Securities Corp.
0.296% due 05/25/2036		13	12
3.832% due 10/25/2035		309	188
TBW Mortgage-Backed Pass-Through Certificates
0.346% due 09/25/2036		3	3
0.356% due 01/25/2037		262	241
Thornburg Mortgage Securities Trust
0.356% due 11/25/2046		2,665	2,521
0.366% due 09/25/2046		1,518	1,453
Wachovia Bank Commercial Mortgage Trust
0.323% due 06/15/2020		599	475
5.418% due 01/15/2045		410	374
WaMu Mortgage Pass-Through Certificates
0.506% due 11/25/2045		399	239
0.536% due 10/25/2045		2,428	1,315
1.631% due 01/25/2047		1,552	729
1.711% due 12/25/2046		203	97
1.901% due 02/25/2046		327	167
2.101% due 11/25/2042		54	33
2.401% due 11/25/2046		222	150
3.099% due 07/25/2046		1,430	833
6.038% due 10/25/2036		3,447	2,743
Wells Fargo Mortgage-Backed Securities Trust
3.295% due 09/25/2034		362	352
4.719% due 07/25/2034		108	106

Total Mortgage-Backed Securities (Cost $102,043)			83,579

ASSET-BACKED SECURITIES 6.9%
Access Group, Inc.
1.804% due 10/27/2025		14,638	14,784
ACE Securities Corp.
0.296% due 12/25/2036		113	91
American Express Credit Account Master Trust
1.193% due 08/15/2012		10,300	10,316
Asset-Backed Funding Certificates
0.306% due 11/25/2036		17	16
0.306% due 01/25/2037		992	879
0.596% due 06/25/2034		868	569
Bank of America Auto Trust
1.700% due 12/15/2011		13,000	13,041
Bear Stearns Asset-Backed Securities Trust
0.296% due 11/25/2036		44	40
0.576% due 01/25/2036		26	24
0.696% due 03/25/2043		45	41
0.906% due 10/25/2032		40	32
Carrington Mortgage Loan Trust
0.296% due 01/25/2037		336	321
Chase Issuance Trust
0.694% due 09/17/2012		5,500	5,500
Citigroup Mortgage Loan Trust, Inc.
0.326% due 01/25/2037		730	481
Countrywide Asset-Backed Certificates
0.296% due 05/25/2037		349	338
0.296% due 05/25/2047		107	101
0.296% due 06/25/2047		1,009	956
0.316% due 06/25/2047		2,213	2,133
0.356% due 10/25/2046		215	207
Credit-Based Asset Servicing & Securitization LLC
0.306% due 11/25/2036		803	583
Equity One Asset-Backed Securities, Inc.
0.546% due 04/25/2034		96	44
First Franklin Mortgage Loan Asset-Backed Certificates
0.296% due 11/25/2036		536	527
Ford Credit Auto Owner Trust
0.357% due 09/15/2010		4,400	4,401
0.843% due 07/15/2010		251	251
1.663% due 06/15/2012		18,200	18,385
2.000% due 12/15/2011		1,700	1,715
Fremont Home Loan Trust
0.296% due 10/25/2036		26	19
0.306% due 01/25/2037		180	118
GSAMP Trust
0.286% due 10/25/2046		24	23
0.316% due 10/25/2036		7	6
0.316% due 12/25/2036		427	257
0.536% due 03/25/2034		17	16
HFC Home Equity Loan Asset-Backed Certificates
0.316% due 03/20/2036		22	22
Honda Auto Receivables Owner Trust
1.500% due 08/15/2011		700	704
HSI Asset Securitization Corp. Trust
0.296% due 10/25/2036		84	56
0.296% due 12/25/2036		1,404	997
Indymac Residential Asset-Backed Trust
0.306% due 04/25/2037		318	311
JPMorgan Mortgage Acquisition Corp.
0.296% due 07/25/2036		63	60
0.296% due 08/25/2036		61	59
0.296% due 10/25/2036		924	844
0.333% due 11/25/2036		20	19
Lehman XS Trust
0.326% due 11/25/2046		337	297
Long Beach Mortgage Loan Trust
0.286% due 11/25/2036		11	11
0.426% due 08/25/2035		9	9
MASTR Asset-Backed Securities Trust
0.286% due 08/25/2036		13	13
0.306% due 11/25/2036		399	381
Merrill Lynch Mortgage Investors, Inc.
0.296% due 05/25/2037		47	47
0.316% due 07/25/2037		106	102
0.326% due 09/25/2037		34	19
0.366% due 02/25/2037		1,086	673
Morgan Stanley ABS Capital I
0.286% due 10/25/2036		129	126
0.296% due 09/25/2036		66	65
0.296% due 10/25/2036		53	51
Morgan Stanley IXIS Real Estate Capital Trust
0.296% due 11/25/2036		328	318
Nationstar Home Equity Loan Trust
0.366% due 04/25/2037		634	585
Nomura Asset Acceptance Corp.
0.386% due 01/25/2036		16	15
Park Place Securities, Inc.
0.506% due 09/25/2035		31	20
Renaissance Home Equity Loan Trust
0.626% due 12/25/2032		65	41
Residential Asset Mortgage Products, Inc.
0.326% due 10/25/2036		5	5
Residential Asset Securities Corp.
0.316% due 11/25/2036		46	46
Saxon Asset Securities Trust
0.306% due 10/25/2046		69	68
Securitized Asset-Backed Receivables LLC Trust
0.296% due 09/25/2036		20	19
0.306% due 12/25/2036		606	319
SLM Student Loan Trust
0.494% due 07/25/2017		136	136
0.544% due 04/25/2019		6,400	6,041
0.954% due 01/25/2017		1,500	1,495
2.004% due 04/25/2023		22,628	23,528
Soundview Home Equity Loan Trust
0.306% due 11/25/2036		124	81
1.046% due 10/25/2037		296	285
Specialty Underwriting & Residential Finance
0.291% due 11/25/2037		4	4
Structured Asset Investment Loan Trust
0.296% due 07/25/2036		23	22
Structured Asset Securities Corp.
0.296% due 10/25/2036		236	222
4.900% due 04/25/2035		1,010	673
Truman Capital Mortgage Loan Trust
0.586% due 01/25/2034		11	11
WaMu Asset-Backed Certificates
0.296% due 01/25/2037		258	180
Wells Fargo Home Equity Trust
0.496% due 12/25/2035		144	137

Total Asset-Backed Securities (Cost $116,919)			115,332

SOVEREIGN ISSUES 1.3%
Colombia Government International Bond
10.000% due 01/23/2012		350	413
Export-Import Bank of Korea
0.798% due 10/04/2011		1,600	1,604
Societe Financement de l’Economie Francaise
0.713% due 07/16/2012		19,200	19,225
2.125% due 01/30/2012		700	710

Total Sovereign Issues (Cost $21,853)			21,952

FOREIGN CURRENCY-DENOMINATED ISSUES 3.4%
General Electric Capital Corp.
5.500% due 09/15/2067	EUR	3,400	3,906
Green Valley Ltd.
4.629% due 01/10/2011		500	707
ING Bank Australia Ltd.
3.960% due 06/24/2014	AUD	800	712
Japan Government CPI Linked Bond
0.800% due 12/10/2015	JPY	30,090	312
1.100% due 12/10/2016		869,258	9,045
1.200% due 06/10/2017		1,247,440	12,954
1.200% due 12/10/2017		1,318,680	13,650
1.400% due 06/10/2018		735,560	7,648
Lehman Brothers Holdings, Inc.
5.125% due 06/27/2014 (a)	EUR	1,750	381
5.316% due 04/05/2011 (a)		23	5
Republic of Germany Government Bond
2.250% due 04/15/2013 (c)		5,272	8,167
Royal Bank of Scotland Group PLC
7.092% due 10/29/2049		500	369

Total Foreign Currency-Denominated Issues (Cost $52,149)			57,856

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%
Wells Fargo & Co.
7.500% due 12/31/2049		800	714

Total Convertible Preferred Securities (Cost $800)			714

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 13.5%
CERTIFICATES OF DEPOSIT 2.1%
Barclays Bank PLC
1.109% due 03/22/2011		$20,800	20,800
Sao Paolo IMI NY
0.949% due 06/09/2010		14,000	13,999

			34,799

REPURCHASE AGREEMENTS 0.1%
JPMorgan Chase Bank N.A.
0.070% due 10/01/2009		1,000	1,000

(Dated 09/30/2009. Collateralized by U.S. Treasury Notes 3.000% due 09/30/2016 valued at $1,022. Repurchase proceeds are $1,000.)
U.S. CASH MANAGEMENT BILLS 0.0%
0.190% due 04/01/2010 (e)		270	270

U.S. TREASURY BILLS 0.1%
0.245% due 02/25/2010 - 03/11/2010 (b)(e)		1,450	1,449

	SHARES
SHORT-TERM FLOATING NAV PORTFOLIO (d) 11.2%
		18,775,618	188,000

Total Short-Term Instruments (Cost $225,519)			225,518

Total Investments 151.4% (Cost $2,513,058)			2,536,651
Written Options (i) (0.0%) (Premiums $3,170)			(787)
Other Assets and Liabilities (Net) (51.4%)			(860,282)

Net Assets 100.0%			$1,675,582

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) Coupon represents a weighted average rate.

(c) Principal amount of security is adjusted for inflation.

(d) Affiliated to the Portfolio.

(e) Securities with an aggregate market value of $1,806 have been pledged as collateral for swap and swaption contracts on September 30, 2009.

(f) The average amount of borrowings while outstanding during the period ended September 30, 2009 was $308,644 at a weighted average interest rate of 0.446%. On September 30, 2009, there were no open reverse repurchase agreements.

(g) Securities with an aggregate market value of $1,295 and cash of $2 have been pledged as collateral for the following open futures contracts on September 30, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Euribor December Futures	Long	12/2010	14	$12
90-Day Euribor June Futures	Long	06/2010	61	107
90-Day Euribor September Futures	Long	09/2010	134	162
90-Day Eurodollar December Futures	Long	12/2009	75	86
90-Day Eurodollar June Futures	Long	06/2010	256	235
90-Day Eurodollar March Futures	Long	03/2010	532	493
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2010	248	337

				$1,432

(h) Swap agreements outstanding on September 30, 2009:

Asset Swaps

Underlying Asset	Receive	Pay Floating Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
Republic of Germany Government Inflation-Linked Bond 2.250% due 04/15/2013	Cash Flow from Underlying Asset	6-Month EUR-LIBOR	04/15/2013	BCLY	EUR	5,000	$(831)	$(747)	$(84)

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection(1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at September 30, 2009(3)	Notional Amount(4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Alcoa, Inc.	GSC	(1.320%)	09/20/2018	2.704%	$1,000	$94	$0	$94
American Electric Power Co., Inc.	MSC	(0.470%)	06/20/2015	0.475%	800	0	0	0
AutoZone, Inc.	BOA	(0.620%)	12/20/2012	0.536%	4,400	(13)	0	(13)
Cadbury Schweppes U.S. Finance LLC	BOA	(0.460%)	12/20/2013	0.479%	1,300	1	0	1
Cardinal Health, Inc.	DUB	(0.590%)	06/20/2017	0.501%	1,000	(6)	0	(6)
CIGNA Corp.	MSC	(1.210%)	03/20/2018	1.424%	2,000	29	0	29
Constellation Energy Group, Inc.	JPM	(0.665%)	06/20/2012	2.104%	4,100	152	0	152
DISH DBS Corp.	BOA	(3.650%)	12/20/2013	2.852%	1,200	(38)	0	(38)
DISH DBS Corp.	CITI	(3.650%)	12/20/2013	2.852%	1,500	(47)	0	(47)
DISH DBS Corp.	MLP	(3.650%)	12/20/2013	2.852%	2,300	(72)	0	(72)
Genworth Financial, Inc.	BCLY	(0.960%)	06/20/2018	4.544%	900	199	0	199
Genworth Financial, Inc.	DUB	(0.980%)	06/20/2018	4.544%	1,300	286	0	286
HCP, Inc.	GSC	(2.910%)	03/20/2018	2.005%	3,000	(186)	0	(186)
International Lease Finance Corp.	DUB	(1.600%)	12/20/2013	9.204%	900	203	0	203
Liberty Mutual Group, Inc.	BOA	(1.390%)	03/20/2014	2.253%	1,000	34	0	34
Marriott International, Inc.	BOA	(1.730%)	06/20/2017	1.327%	5,000	(135)	0	(135)
Marsh & McLennan Cos., Inc.	BOA	(0.830%)	09/20/2015	0.452%	2,000	(42)	0	(42)
Marsh & McLennan Cos., Inc.	DUB	(0.600%)	09/20/2015	0.452%	2,000	(17)	0	(17)
Masco Corp.	CITI	(1.910%)	12/20/2016	2.125%	1,500	19	0	19
ProLogis	MSC	(1.320%)	06/20/2018	2.487%	1,500	120	0	120
Rexam PLC	BCLY	(1.450%)	06/20/2013	1.075%	1,200	(17)	0	(17)
Sempra Energy	DUB	(0.670%)	06/20/2018	0.769%	1,000	7	0	7
Simon Property Group LP	RBS	(1.010%)	12/20/2015	1.481%	800	21	0	21
Spectra Energy Capital LLC	BOA	(0.830%)	09/20/2014	0.581%	1,500	(18)	0	(18)
Starwood Hotels & Resorts Worldwide, Inc.	BOA	(1.490%)	06/20/2018	2.992%	1,000	97	0	97
UST, Inc.	BOA	(0.340%)	09/20/2012	0.123%	2,500	(16)	0	(16)
Waste Management, Inc.	JPM	(0.790%)	03/20/2018	0.809%	3,200	4	0	4
Xstrata Canada Corp.	BOA	(0.910%)	06/20/2012	0.962%	1,000	1	0	1
Yum! Brands, Inc.	BOA	(1.245%)	03/20/2018	0.805%	2,000	(65)	0	(65)

						$595	$0	$595

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection(2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2009(3)	Notional Amount(4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Ford Motor Credit Co. LLC	BCLY	3.800%	09/20/2012	5.348%	$200	$(8)	$0	$(8)
Ford Motor Credit Co. LLC	JPM	3.850%	09/20/2012	5.348%	300	(11)	0	(11)
GMAC, Inc.	GSC	3.400%	06/20/2011	6.373%	700	(33)	0	(33)
GMAC, Inc.	MSC	7.300%	09/20/2012	6.550%	4,200	89	0	89

						$37	$0	$37

Credit Default Swaps on Credit Indices - Buy Protection(1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount(4)	Market Value(5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.HY-12 5-Year Index	DUB	(5.000%)	06/20/2014	$11,844	$709	$570	$139
CDX.HY-12 5-Year Index	MSC	(5.000%)	06/20/2014	3,666	219	197	22
CDX.HY-12 5-Year Index	UBS	(5.000%)	06/20/2014	9,682	580	587	(7)
CDX.IG-12 5-Year Index	DUB	(1.000%)	06/20/2014	3,200	13	66	(53)
CDX.IG-12 5-Year Index	GSC	(1.000%)	06/20/2014	38,300	154	919	(765)
CDX.IG-12 5-Year Index	MSC	(1.000%)	06/20/2014	27,200	109	1,038	(929)

					$1,784	$3,377	$(1,593)

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities compromising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive	1-Month EUR- CPTFEMU Index	2.275%	10/15/2016	UBS	EUR	2,700	$34	$0	$34
Pay	1-Month EUR- FRCPXTOB Index	2.090%	10/15/2010	BNP		2,500	145	0	145
Pay	1-Month EUR- FRCPXTOB Index	2.103%	10/15/2010	BCLY		2,500	141	(7)	148
Pay	1-Month EUR- FRCPXTOB Index	2.146%	10/15/2010	UBS		3,700	233	4	229
Pay	1-Month EUR- FRCPXTOB Index	2.350%	10/15/2016	UBS		2,700	(41)	0	(41)
Pay	1-Month EUR- FRCPXTOB Index	2.353%	10/15/2016	JPM		2,500	(42)	0	(42)
Pay	1-Year BRL-CDI	12.410%	01/04/2010	UBS	BRL	3,000	45	9	36
Pay	1-Year BRL-CDI	10.115%	01/02/2012	MSC		12,500	(317)	(222)	(95)
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS		18,400	(288)	(5)	(283)
Pay	1-Year BRL-CDI	10.680%	01/02/2012	BCLY		14,400	(198)	(125)	(73)
Pay	1-Year BRL-CDI	12.540%	01/02/2012	MLP		8,500	146	(35)	181
Pay	1-Year BRL-CDI	12.540%	01/02/2012	MSC		5,200	89	(15)	104
Pay	1-Year BRL-CDI	14.765%	01/02/2012	HSBC		400	17	3	14
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		2,200	93	4	89
Pay	6-Month EUR- LIBOR	5.000%	09/17/2010	BCLY	EUR	2,100	117	(22)	139
Pay	6-Month EUR- LIBOR	4.500%	03/18/2011	GSC		8,500	733	(18)	751
Pay	6-Month GBP- LIBOR	5.000%	09/15/2010	CSFB	GBP	2,500	159	(74)	233
Pay	6-Month GBP- LIBOR	5.000%	03/18/2014	HSBC		6,500	834	59	775

							$1,900	$(444)	$2,344

(i) Written options outstanding on September 30, 2009:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.420%	11/23/2009	$6,300	$145	$10
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.750%	11/23/2009	3,000	22	2
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.000%	11/23/2009	24,000	154	32
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.350%	11/23/2009	1,200	6	2
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	5.000%	06/15/2010	35,000	346	131
Put - OTC 5-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	3.420%	11/23/2009	6,800	192	11
Put - OTC 5-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	3.750%	11/23/2009	8,000	64	4
Put - OTC 7-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	4.000%	11/23/2009	49,000	563	66
Put - OTC 5-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	5.000%	06/15/2010	5,000	46	19
Put - OTC 7-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	4.000%	11/23/2009	11,000	60	15
Put - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	4.000%	11/23/2009	13,000	105	18
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	4.350%	11/23/2009	1,400	9	3
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	5.500%	08/31/2010	13,000	140	56
Put - OTC 7-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.365%	09/20/2010	6,000	193	50
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.750%	11/23/2009	11,000	97	6
Put - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	7,000	58	32
Call - OTC 10-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Receive	3.000%	11/23/2009	23,000	150	72
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.350%	11/23/2009	600	4	1
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.420%	11/23/2009	3,700	87	6
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.750%	11/23/2009	36,000	301	20
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.350%	11/23/2009	700	4	1
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	17,100	135	79
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.365%	09/20/2010	18,000	289	151

							$3,170	$787

(j) Short sales outstanding on September 30, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	5.000%	10/01/2039	$800	$816	$827
Fannie Mae	6.000%	11/01/2039	3,700	3,881	3,891
Ginnie Mae	6.000%	10/01/2039	900	948	950

				$5,645	$5,668

(k) Foreign currency contracts outstanding on September 30, 2009:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	326	10/2009	JPM	$0	$(3)	$(3)
Sell		325	10/2009	RBS	0	(16)	(16)
Buy	BRL	491	10/2009	CITI	38	0	38
Sell		491	10/2009	JPM	0	(19)	(19)
Buy		915	02/2010	CITI	6	0	6
Buy	CHF	910	10/2009	HSBC	0	(4)	(4)
Sell		910	10/2009	RBC	0	(36)	(36)
Sell		910	12/2009	HSBC	4	0	4
Buy	CNY	5,904	03/2010	BCLY	0	(8)	(8)
Buy		3,644	03/2010	BOA	0	(4)	(4)
Buy		2,997	03/2010	CITI	0	(5)	(5)
Buy		12,028	03/2010	DUB	0	(22)	(22)
Buy		2,884	03/2010	HSBC	0	(4)	(4)
Buy		27	03/2010	JPM	0	0	0
Buy		15,777	06/2010	BCLY	0	(13)	(13)
Buy		6,610	06/2010	CITI	0	(4)	(4)
Buy		2,840	06/2010	DUB	0	(3)	(3)
Buy		20,536	06/2010	HSBC	0	(17)	(17)
Sell	EUR	2,347	10/2009	BCLY	0	(72)	(72)
Sell		2,807	10/2009	BNP	0	(88)	(88)
Buy		356	10/2009	RBS	0	(1)	(1)
Sell	GBP	1,643	10/2009	BNP	118	0	118
Sell	JPY	2,656,324	10/2009	BNP	0	(885)	(885)
Sell		98,536	10/2009	CITI	2	0	2
Buy		64,389	10/2009	HSBC	0	(3)	(3)
Sell		162,925	10/2009	HSBC	3	(5)	(2)
Sell		1,254,112	10/2009	RBC	0	(355)	(355)
Buy	KRW	1,552,200	11/2009	BCLY	17	0	17
Buy		1,545,700	11/2009	CITI	11	0	11
Buy		3,256,470	02/2010	CITI	58	0	58
Buy		2,091,950	02/2010	DUB	22	0	22
Buy		2,084,250	02/2010	JPM	15	0	15
Buy	MXN	84,456	11/2009	CITI	9	0	9
Sell		531	11/2009	CITI	0	(3)	(3)
Buy		344	11/2009	DUB	0	0	0
Buy		36,185	11/2009	HSBC	0	(40)	(40)
Buy		186	11/2009	JPM	1	0	1
Sell	MYR	48	11/2009	BCLY	0	0	0
Sell		25	11/2009	DUB	0	0	0
Sell		65	11/2009	JPM	0	(1)	(1)
Sell		4	02/2010	CITI	0	0	0
Buy	PHP	2,834	11/2009	DUB	2	0	2

					$306	$(1,611)	$(1,305)

(l) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of September 30, 2009 in valuing the Portfolio’s assets and liabilities:

Category++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 09/30/2009
Corporate Bonds & Notes	$0	$466,036	$4,086	$470,122
U.S. Government Agencies	0	89,837	5,581	95,418
U.S. Treasury Obligations	0	1,461,413	0	1,461,413
Asset-Backed Securities	0	115,332	0	115,332
Short-Term Instruments	188,000	37,518	0	225,518
Other Investments+++	715	167,944	189	168,848

Investments, at value	$188,715	$2,338,080	$9,856	$2,536,651

Short Sales, at value	$0	$(5,668)	$0	$(5,668)

Financial Derivative Instruments++++	$1,432	$(793)	$0	$639

Total	$190,147	$2,331,619	$9,856	$2,531,622

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending September 30, 2009:

Category++	Beginning Balance at 12/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Net Transfers In/(Out) of Level 3	Ending Balance at 09/30/2009	Net Change in Unrealized Appreciation/ (Depreciation) on investments held at 09/30/2009
Corporate Bonds & Notes	$0	$0	$11	$0	$294	$3,781	$4,086	$294
U.S. Government Agencies	0	0	21	0	542	5,018	5,581	542
Other Investments+++	0	(44)	1	0	(24)	256	189	(37)

Investments, at value	$0	$(44)	$33	$0	$812	$9,055	$9,856	$799

Financial Derivative Instruments++++	$3,483	$0	$0	$0	$(3,011)	$(472)	$0	$(3,011)

Total	$3,483	$(44)	$33	$0	$(2,199)	$8,583	$9,856	$(2,212)

+	See note 4 in the Supplementary Notes to Schedule of Investments for additional information.

++	Refer to the Schedule of Investments for additional information.

+++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.

++++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

Short-Term Portfolio

September 30, 2009 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
CORPORATE BONDS & NOTES 28.2%
BANKING & FINANCE 23.2%
American Express Centurion Bank
0.324% due 07/13/2010		$200	$198
American Honda Finance Corp.
1.042% due 06/20/2011		300	291
American International Group, Inc.
0.536% due 01/29/2010		200	198
ASIF I
0.654% due 07/26/2010		300	283
Bear Stearns Cos. LLC
0.650% due 08/15/2011		100	100
Caterpillar Financial Services Corp.
1.033% due 06/24/2011		200	201
Citigroup, Inc.
0.420% due 03/16/2012		200	190
5.500% due 04/11/2013		160	164
Dexia Credit Local
0.939% due 09/23/2011		300	303
General Electric Capital Corp.
0.559% due 09/15/2014		200	177
1.307% due 05/22/2013		100	94
Goldman Sachs Group, Inc.
0.651% due 02/06/2012		300	295
1.046% due 12/05/2011		200	203
John Deere Capital Corp.
1.052% due 06/10/2011		250	252
Lehman Brothers Holdings, Inc.
3.011% due 12/23/2010 (a)		100	17
Macquarie Bank Ltd.
0.713% due 02/16/2010		200	200
Merrill Lynch & Co., Inc.
6.050% due 08/15/2012		100	107
Metropolitan Life Global Funding I
0.480% due 05/17/2010		100	100
0.549% due 03/15/2012		170	162
Monumental Global Funding II
0.270% due 05/26/2010		200	199
Morgan Stanley
0.760% due 01/18/2011		100	99
5.300% due 03/01/2013		100	105
National Rural Utilities Cooperative Finance Corp.
1.372% due 07/01/2010		200	201
Pricoa Global Funding I
1.130% due 06/04/2010		200	199
Royal Bank of Scotland Group PLC
1.159% due 05/11/2012		300	305
Suncorp-Metway Ltd.
2.009% due 07/16/2012		300	311
Swedbank AB
1.058% due 01/14/2013		300	299
Wachovia Bank N.A.
1.350% due 05/14/2010		300	302
Wells Fargo & Co.
0.610% due 01/12/2011		250	250

			5,805

INDUSTRIALS 2.9%
GlaxoSmithKline Capital, Inc.
1.079% due 05/13/2010		100	101
Home Depot, Inc.
0.420% due 12/16/2009		100	100
Siemens Financieringsmaatschappij NV
5.750% due 10/17/2016		100	110
Southern Co.
1.125% due 08/20/2010		200	201
XTO Energy, Inc.
4.625% due 06/15/2013		200	207

			719

UTILITIES 2.1%
Enel Finance International S.A.
5.700% due 01/15/2013		100	108
Telecom Italia Capital S.A.
6.175% due 06/18/2014		200	217
Verizon Wireless Capital LLC
3.025% due 05/20/2011		200	207

			532

Total Corporate Bonds & Notes (Cost $6,973)			7,056

MUNICIPAL BONDS & NOTES 1.2%
New York City, New York General Obligation Notes, Series 2003
1.010% due 01/15/2010		300	303

Total Municipal Bonds & Notes (Cost $300)			303

U.S. GOVERNMENT AGENCIES 46.5%
Fannie Mae
0.306% due 12/25/2036		59	56
0.334% due 05/13/2011		4,200	4,196
0.366% due 03/25/2034		24	22
0.396% due 08/25/2034		6	6
0.446% due 10/27/2037		100	94
0.596% due 05/25/2042		18	16
2.251% due 03/01/2044 - 07/01/2044		84	84
5.000% due 10/01/2031 - 03/01/2037		368	380
5.500% due 11/01/2016 - 07/01/2038		611	641
6.000% due 06/01/2017 - 10/01/2037		1,660	1,757
Federal Farm Credit Bank
0.331% due 07/01/2011		500	500
Freddie Mac
0.286% due 12/25/2036		86	79
0.389% due 05/04/2011		1,200	1,201
0.402% due 08/05/2011		800	800
0.473% due 02/15/2019		248	247
0.593% due 06/15/2031		38	38
2.050% due 03/09/2011		1,000	1,007
2.251% due 10/25/2044 - 02/25/2045		411	396
2.451% due 07/25/2044		80	79
5.000% due 01/15/2018		27	27
5.500% due 08/15/2030		1	1
9.500% due 12/01/2019		2	2
Ginnie Mae
4.000% due 02/20/2032		17	17
6.000% due 03/15/2032		6	6

Total U.S. Government Agencies (Cost $11,583)			11,652

U.S. TREASURY OBLIGATIONS 0.1%
U.S. Treasury Notes
0.875% due 05/31/2011		16	16
1.125% due 06/30/2011		3	3

Total U.S. Treasury Obligations (Cost $19)			19

MORTGAGE-BACKED SECURITIES 3.6%
Banc of America Mortgage Securities, Inc.
4.680% due 07/20/2032		2	2
5.500% due 07/25/2035		132	123
Bear Stearns Adjustable Rate Mortgage Trust
4.616% due 01/25/2034		8	7
Bear Stearns Alt-A Trust
5.490% due 09/25/2035		45	29
Bear Stearns Commercial Mortgage Securities
6.440% due 06/16/2030		2	2
Citigroup Mortgage Loan Trust, Inc.
4.748% due 08/25/2035		31	27
Countrywide Alternative Loan Trust
0.396% due 05/20/2046		17	15
Countrywide Home Loan Mortgage Pass-Through Trust
0.586% due 06/25/2035		45	31
CS First Boston Mortgage Securities Corp.
0.950% due 03/25/2032		9	8
2.799% due 05/25/2032		1	1
3.735% due 06/25/2033		36	31
First Republic Mortgage Loan Trust
0.543% due 08/15/2032		30	26
Greenpoint Mortgage Funding Trust
0.466% due 06/25/2045		58	30
GSR Mortgage Loan Trust
4.116% due 09/25/2035		54	50
Harborview Mortgage Loan Trust
0.466% due 05/19/2035		71	38
Impac Secured Assets CMN Owner Trust
0.326% due 01/25/2037		14	10
JPMorgan Mortgage Trust
5.012% due 02/25/2035		145	139
Mellon Residential Funding Corp.
0.683% due 12/15/2030		17	14
Merrill Lynch Floating Trust
0.313% due 06/15/2022		55	42
MLCC Mortgage Investors, Inc.
1.246% due 10/25/2035		25	22
Structured Asset Mortgage Investments, Inc.
0.476% due 05/25/2045		87	46
0.496% due 07/19/2035		11	8
0.906% due 09/19/2032		8	6
Structured Asset Securities Corp.
0.296% due 05/25/2036		13	12
Thornburg Mortgage Securities Trust
0.346% due 03/25/2037		69	66
0.356% due 11/25/2046		50	48
WaMu Mortgage Pass-Through Certificates
1.901% due 02/25/2046		41	21
1.901% due 08/25/2046		59	31
2.101% due 11/25/2042		25	15
2.301% due 06/25/2042		5	4

Total Mortgage-Backed Securities (Cost $1,136)			904

ASSET-BACKED SECURITIES 7.8%
ACE Securities Corp.
0.296% due 12/25/2036		28	23
Bear Stearns Asset-Backed Securities Trust
0.296% due 11/25/2036		22	20
0.326% due 10/25/2036		27	24
0.906% due 10/25/2032		3	2
Capital Auto Receivables Asset Trust
0.943% due 09/15/2010		44	44
Carrington Mortgage Loan Trust
0.346% due 06/25/2037		54	47
Chase Issuance Trust
0.893% due 11/15/2011		100	100
1.799% due 09/15/2015		200	206
Countrywide Asset-Backed Certificates
0.296% due 05/25/2037		19	19
0.406% due 02/25/2036		9	9
0.726% due 12/25/2031		3	1
0.986% due 05/25/2032		1	1
CS First Boston Mortgage Securities Corp.
0.986% due 08/25/2032		2	1
Daimler Chrysler Auto Trust
1.184% due 07/08/2011		184	184
Ford Credit Auto Owner Trust
0.357% due 09/15/2010		200	200
0.796% due 07/15/2010		236	236
1.443% due 12/15/2010		91	91
1.663% due 06/15/2012		200	202
Fremont Home Loan Trust
0.306% due 01/25/2037		30	20
Irwin Home Equity Corp.
0.786% due 07/25/2032		2	1
JPMorgan Mortgage Acquisition Corp.
0.296% due 10/25/2036		28	26
Long Beach Mortgage Loan Trust
0.286% due 11/25/2036		6	5
0.426% due 08/25/2035		1	2
MASTR Asset-Backed Securities Trust
0.296% due 11/25/2036		17	13
New Century Home Equity Loan Trust
0.506% due 06/25/2035		20	16
Renaissance Home Equity Loan Trust
0.606% due 11/25/2034		12	8
0.686% due 08/25/2033		12	7
0.746% due 12/25/2033		54	35
SLC Student Loan Trust
0.420% due 02/15/2015		16	16
SLM Student Loan Trust
0.494% due 07/25/2017		149	149
0.504% due 10/25/2013		6	6
2.004% due 04/25/2023		193	200
Specialty Underwriting & Residential Finance
0.291% due 11/25/2037		5	4
Structured Asset Investment Loan Trust
0.296% due 07/25/2036		12	11
Structured Asset Securities Corp.
0.536% due 01/25/2033		4	2
Wells Fargo Home Equity Trust
0.486% due 10/25/2035		8	8

Total Asset-Backed Securities (Cost $1,993)			1,939

SOVEREIGN ISSUES 6.1%
Kommunalbanken AS
3.375% due 11/15/2011		200	207
Societe Financement de l’Economie Francaise
2.375% due 03/26/2012		1,300	1,321

Total Sovereign Issues (Cost $1,524)			1,528

FOREIGN CURRENCY-DENOMINATED ISSUES 2.0%
Nykredit Realkredit A/S
4.000% due 01/01/2010	DKK	2,500	494

Total Foreign Currency-Denominated Issues (Cost $477)			494

SHORT-TERM INSTRUMENTS 3.7%
CERTIFICATES OF DEPOSIT 0.4%
Bank of Ireland
0.549% due 01/15/2010		$100	99

REPURCHASE AGREEMENTS 0.4%
State Street Bank and Trust Co.
0.010% due 10/01/2009		109	109

(Dated 09/30/2009. Collateralized by U.S. Treasury Bills 0.000% due 11/27/2009 valued at $115. Repurchase proceeds are $109.)

	SHARES
SHORT-TERM FLOATING NAV PORTFOLIO (b) 2.9%
		72,272	724

Total Short-Term Instruments (Cost $933)			932

Total Investments 99.2% (Cost $24,938)			$24,827
Written Options (f) (0.0%) (Premiums $41)			(9)
Other Assets and Liabilities (Net) 0.8%			217

Net Assets 100.0%			$25,035

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) Affiliated to the Portfolio.

(c) The average amount of borrowings while outstanding during the period ended September 30, 2009 was $2,079 at a weighted average interest rate of 0.370%. On September 30, 2009, there were no open reverse repurchase agreements.

(d) Cash of $33 has been pledged as collateral for the following open futures contracts on September 30, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar June Futures	Long	06/2010	4	$4

(e) Swap agreements outstanding on September 30, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection(1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2009(2)	Notional Amount(3)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Brazil Government International Bond	BCLY	1.000%	12/20/2010	0.689%	$100	$1	$1	$0
Brazil Government International Bond	DUB	1.000%	12/20/2010	0.689%	100	0	0	0
General Electric Capital Corp.	DUB	1.020%	06/20/2010	1.471%	100	0	0	0
General Electric Capital Corp.	MSC	5.000%	06/20/2011	1.680%	100	6	(6)	12
Mexico Government International Bond	BCLY	1.000%	12/20/2010	1.019%	100	0	0	0
Mexico Government International Bond	DUB	1.000%	12/20/2010	1.019%	100	0	0	0
Morgan Stanley	JPM	0.850%	09/20/2012	1.331%	200	(3)	0	(3)
SLM Corp.	BOA	5.000%	12/20/2010	9.802%	100	(5)	(10)	5

						$(1)	$(15)	$14

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
Pay	3-Month AUD Bank Bill	4.500%	06/15/2012	UBS	AUD	1,400	$(18)	$(6)	$(12)

(f) Written options outstanding on September 30, 2009:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.000%	11/23/2009	$1,000	$10	$2
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	5.500%	08/31/2010	1,000	8	4
Put - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	4.000%	11/23/2009	1,000	10	2
Put - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.000%	11/23/2009	1,000	6	1
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.750%	11/23/2009	500	7	0

							$41	$9

(g) Short sales outstanding on September 30, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	6.000%	11/01/2039	$1,500	$1,573	$1,578

(h) Foreign currency contracts outstanding on September 30, 2009:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	27	10/2009	JPM	$0	$0	$0
Buy		27	10/2009	RBS	2	0	2
Buy	CLP	10,534	11/2009	BCLY	1	0	1
Buy	CNY	132	03/2010	BCLY	0	0	0
Buy		241	03/2010	DUB	0	0	0
Buy		95	06/2010	BCLY	0	0	0
Buy		40	06/2010	CITI	0	0	0
Buy		17	06/2010	DUB	0	0	0
Buy		129	06/2010	HSBC	0	0	0
Sell	DKK	82	10/2009	BNP	0	(1)	(1)
Sell		82	12/2009	HSBC	0	0	0
Sell		2,500	01/2010	RBS	0	(16)	(16)
Sell	GBP	53	10/2009	BNP	4	0	4
Buy	MXN	1,760	11/2009	CITI	11	0	11
Buy	SGD	1	11/2009	BCLY	0	0	0
Buy		2	11/2009	DUB	0	0	0
Buy		1	11/2009	RBS	0	0	0
Buy	ZAR	213	11/2009	BCLY	6	0	6

					$24	$(17)	$7

(i) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of September 30, 2009 in valuing the Portfolio’s assets and liabilities:

Category++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 09/30/2009
Corporate Bonds & Notes	$0	$7,056	$0	$7,056
U.S. Government Agencies	0	11,558	94	11,652
Asset-Backed Securities	0	1,939	0	1,939
Sovereign Issues	0	1,528	0	1,528
Other Investments+++	724	1,928	0	2,652

Investments, at value	$724	$24,009	$94	$24,827

Short Sales, at value	$0	$(1,578)	$0	$(1,578)

Financial Derivative Instruments++++	$4	$0	$0	$4

Total	$728	$22,431	$94	$23,253

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending September 30, 2009:

Category++	Beginning Balance at 12/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Net Transfers In/(Out) of Level 3	Ending Balance at 09/30/2009	Net Change in Unrealized Appreciation/ (Depreciation) on investments held at 09/30/2009
Corporate Bonds & Notes	$244	$0	$24	$0	$16	$(284)	$0	$0
U.S. Government Agencies	0	0	0	0	9	85	94	9

Investments, at value	$244	$0	$24	$0	$25	$(199)	$94	$9

+	See note 4 in the Supplementary Notes to Schedule of Investments for additional information.

++	Refer to the Schedule of Investments for additional information.

+++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.

++++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

Small Cap StocksPLUS® TR Portfolio

September 30, 2009 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
CORPORATE BONDS & NOTES 23.7%
BANKING & FINANCE 17.2%
American International Group, Inc.
5.850% due 01/16/2018		$20	$14
Bank of America Corp.
5.750% due 12/01/2017		30	30
6.000% due 09/01/2017		10	10
Barclays Bank PLC
6.050% due 12/04/2017		10	10
Bear Stearns Cos. LLC
0.549% due 05/18/2010		30	30
Citigroup, Inc.
0.579% due 05/18/2010		30	30
5.500% due 04/11/2013		20	20
Credit Suisse USA, Inc.
0.640% due 08/15/2010		30	30
Deutsche Bank AG
0.740% due 02/17/2015		20	19
Duke University
5.150% due 04/01/2019		20	22
Ford Motor Credit Co. LLC
7.250% due 10/25/2011		30	29
General Electric Capital Corp.
5.875% due 01/14/2038		20	18
HSBC Finance Corp.
0.714% due 05/10/2010		30	30
0.720% due 11/16/2009		20	20
International Lease Finance Corp.
5.250% due 01/10/2013		20	16
6.375% due 03/25/2013		20	16
Lehman Brothers Holdings, Inc.
6.200% due 09/26/2014 (a)		10	2
Macquarie Group Ltd.
7.300% due 08/01/2014		25	27
Monumental Global Funding Ltd.
5.500% due 04/22/2013		30	31
Morgan Stanley
0.789% due 01/15/2010		50	50
Wachovia Corp.
0.411% due 12/01/2009		30	30
5.750% due 02/01/2018		30	32

			516

INDUSTRIALS 4.5%
Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/2009		30	30
Home Depot, Inc.
0.420% due 12/16/2009		20	20
Kinder Morgan Energy Partners LP
5.950% due 02/15/2018		30	31
Petroleos Mexicanos
8.000% due 05/03/2019		20	23
Roche Holdings, Inc.
2.393% due 02/25/2011		20	21
UST, Inc.
5.750% due 03/01/2018		10	10

			135

UTILITIES 2.0%
NiSource Finance Corp.
0.977% due 11/23/2009		30	30
Ohio Power Co.
0.467% due 04/05/2010		30	30

			60

Total Corporate Bonds & Notes (Cost $706)			711

MUNICIPAL BONDS & NOTES 1.3%
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.750% due 06/01/2047		30	25
New York State Metropolitan Transportation Authority Revenue Bonds, Series 2009
7.336% due 11/15/2039		10	12

Total Municipal Bonds & Notes (Cost $38)			37

U.S. GOVERNMENT AGENCIES 26.0%
Fannie Mae
5.000% due 12/25/2016 - 10/01/2039		115	119
5.500% due 12/01/2038		363	380
6.000% due 11/01/2037		244	258
Freddie Mac
4.250% due 09/15/2024		4	4
Small Business Administration
4.430% due 05/01/2029		20	21

Total U.S. Government Agencies (Cost $753)			782

U.S. TREASURY OBLIGATIONS 17.2%
U.S. Treasury Bonds
4.250% due 05/15/2039		110	114
U.S. Treasury Notes
1.000% due 07/31/2011		200	201
1.125% due 06/30/2011 (d)		200	201

Total U.S. Treasury Obligations (Cost $506)			516

MORTGAGE-BACKED SECURITIES 4.7%
Banc of America Commercial Mortgage, Inc.
5.837% due 06/10/2049		30	25
Banc of America Funding Corp.
5.835% due 03/20/2036		15	9
Bear Stearns Structured Products, Inc.
5.485% due 12/26/2046		23	15
Citigroup Mortgage Loan Trust, Inc.
0.316% due 01/25/2037		8	7
Countrywide Alternative Loan Trust
0.446% due 06/25/2037		23	11
Countrywide Home Loan Mortgage Pass-Through Trust
4.635% due 02/20/2035		12	10
Harborview Mortgage Loan Trust
5.144% due 07/19/2035		14	9
JPMorgan Chase Commercial Mortgage Securities Corp.
5.420% due 01/15/2049		30	25
Lehman Brothers Floating Rate Commercial Mortgage Trust
0.323% due 09/15/2021		3	3
Morgan Stanley Capital I
6.076% due 06/11/2049		30	26

Total Mortgage-Backed Securities (Cost $177)			140

ASSET-BACKED SECURITIES 3.8%
Bear Stearns Asset-Backed Securities Trust
0.336% due 06/25/2047		12	9
BNC Mortgage Loan Trust
0.346% due 05/25/2037		16	11
Citigroup Mortgage Loan Trust, Inc.
0.286% due 12/25/2036		11	9
0.356% due 03/25/2037		9	7
Countrywide Asset-Backed Certificates
0.326% due 10/25/2047		11	10
0.426% due 09/25/2036		17	13
First Franklin Mortgage Loan Asset-Backed Certificates
0.296% due 10/25/2036		4	4
MASTR Asset-Backed Securities Trust
0.286% due 08/25/2036		1	1
0.326% due 05/25/2037		10	9
Morgan Stanley ABS Capital I
0.286% due 01/25/2037		8	7
0.296% due 10/25/2036		3	3
Nationstar Home Equity Loan Trust
0.366% due 04/25/2037		9	8
Securitized Asset-Backed Receivables LLC Trust
0.286% due 01/25/2037		8	7
Soundview Home Equity Loan Trust
0.326% due 06/25/2037		12	9
Structured Asset Securities Corp.
0.346% due 01/25/2037		12	8

Total Asset-Backed Securities (Cost $143)			115

FOREIGN CURRENCY-DENOMINATED ISSUES 0.3%
Principal Financial Global Funding LLC
2.750% due 07/12/2010	CHF	10	9

Total Foreign Currency-Denominated Issues (Cost $8)			9

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.1%
American International Group, Inc.
8.500% due 08/01/2011		200	2

Total Convertible Preferred Securities (Cost $15)			2

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 18.4%
REPURCHASE AGREEMENTS 5.0%
State Street Bank and Trust Co.
0.010% due 10/01/2009		$151	151

(Dated 09/30/2009. Collateralized by U.S. Treasury Bills 0.000% due 11/27/2009 valued at $155. Repurchase proceeds are $151.)
U.S. CASH MANAGEMENT BILLS 0.1%
0.195% due 04/01/2010 (d)		2	2

	SHARES
SHORT-TERM FLOATING NAV PORTFOLIO (b) 13.3%
		40,020	401

Total Short-Term Instruments (Cost $554)			554

PURCHASED OPTIONS (f) 0.0% (Cost $1)			1
Total Investments 95.5% (Cost $2,901)			$2,867
Other Assets and Liabilities (Net) 4.5%			136

Net Assets 100.0%			$3,003

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) Affiliated to the Portfolio.

(c) The average amount of borrowings while outstanding during the period ended September 30, 2009 was $735 at a weighted average interest rate of 0.728%. On September 30, 2009, there were no open reverse repurchase agreements.

(d) Securities with an aggregate market value of $13 and cash of $221 have been pledged as collateral for the following open futures contracts on September 30, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar December Futures	Long	12/2009	3	$10
90-Day Eurodollar June Futures	Long	06/2010	2	3
E-Mini Russell 2000 Index December Futures	Long	12/2009	49	59
U.S. Treasury 10-Year Note December Futures	Long	12/2009	2	3
U.S. Treasury 30-Year Bond December Futures	Long	12/2009	2	4

				$79

(e) Swap agreements outstanding on September 30, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection(1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2009(2)	Notional Amount(3)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
Berkshire Hathaway Finance Corp.	RBS	0.880%	03/20/2013	1.329%	$100	$(2)	$0	$(2)
Indonesia Government International Bond	RBS	1.085%	03/20/2012	1.534%	30	0	0	0

						$(2)	$0	$(2)

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	10.835%	01/02/2012	GSC	BRL	100	$0	$0	$0
Pay	3-Month AUD Bank Bill	4.500%	06/15/2011	UBS	AUD	100	(1)	0	(1)
Pay	3-Month USD-LIBOR	3.000%	12/16/2011	RBS		$300	9	7	2
Pay	3-Month USD-LIBOR	4.000%	12/16/2014	RBS		100	5	2	3
Pay	3-Month USD-LIBOR	4.000%	12/16/2019	MSC		100	4	(2)	6

							$17	$7	$10

(f) Purchased options outstanding on September 30, 2009:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT U.S. Treasury 10-Year Note December Futures	$98.000	11/20/2009	1	$0	$0
Put - CBOT U.S. Treasury 30-Year Bond December Futures	100.000	11/20/2009	2	0	0
Put - NYBEX Mini Russell 2000 Index October Futures	220.000	10/16/2009	46	1	1

				$1	$1

(g) Foreign currency contracts outstanding on September 30, 2009:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	4	11/2009	RBS	$0	$0	$0
Buy	BRL	29	10/2009	CITI	2	0	2
Sell		29	10/2009	DUB	0	(1)	(1)
Buy		29	02/2010	DUB	1	0	1
Buy		6	02/2010	HSBC	0	0	0
Buy	CAD	4	10/2009	CITI	0	0	0
Buy	CNY	3	03/2010	BCLY	0	0	0
Buy		3	03/2010	HSBC	0	0	0
Buy		20	03/2010	JPM	0	0	0
Buy		7	08/2010	HSBC	0	0	0
Buy		74	08/2010	JPM	0	0	0
Buy		7	08/2010	MSC	0	0	0
Sell	GBP	6	10/2009	BNP	1	0	1
Buy	IDR	19,550	01/2010	BCLY	0	0	0
Sell	JPY	274	10/2009	RBC	0	0	0
Sell		89	10/2009	RBS	0	0	0
Buy	KRW	3,638	11/2009	JPM	0	0	0
Buy	MXN	27	11/2009	CITI	0	0	0
Buy		27	11/2009	HSBC	0	0	0
Buy	MYR	4	11/2009	BCLY	0	0	0
Buy	SGD	1	11/2009	DUB	0	0	0
Buy		3	11/2009	UBS	0	0	0
Buy	TWD	33	11/2009	GSC	0	0	0
Buy		33	11/2009	HSBC	0	0	0

					$4	$(1)	$3

(h) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of September 30, 2009 in valuing the Portfolio’s assets and liabilities:

Category++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 09/30/2009
Corporate Bonds & Notes	$0	$711	$0	$711
U.S. Government Agencies	0	782	0	782
U.S. Treasury Obligations	0	516	0	516
Short-Term Instruments	401	153	0	554
Other Investments+++	2	302	0	304

Investments, at value	$403	$2,464	$0	$2,867

Financial Derivative Instruments++++	$79	$11	$0	$90

Total	$482	$2,475	$0	$2,957

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending September 30, 2009:

Category++	Beginning Balance at 12/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Net Transfers In/(Out) of Level 3	Ending Balance at 09/30/2009	Net Change in Unrealized Appreciation/ (Depreciation) on investments held at 09/30/2009
Investments, at value	$0	$0	$0	$0	$0	$0	$0	$0

Financial Derivative Instruments++++	1	0	0	0	0	(1)	$0	0

Total	$1	$0	$0	$0	$0	$(1)	$0	$0

+	See note 4 in the Supplementary Notes to Schedule of Investments for additional information.

++	Refer to the Schedule of Investments for additional information.

+++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.

++++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

Total Return Portfolio

September 30, 2009 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 0.4%
Daimler Finance North America LLC
4.250% due 08/03/2012		$17,640	$17,005
Texas Competitive Electric Holdings Co. LLC
3.754% due 10/10/2014		3,888	3,088
3.782% due 10/10/2014		30	24

Total Bank Loan Obligations (Cost $20,732)			20,117

CORPORATE BONDS & NOTES 22.5%
BANKING & FINANCE 17.1%
Allstate Life Global Funding Trusts
5.375% due 04/30/2013		5,800	6,181
American Express Bank FSB
0.306% due 10/20/2009		6,800	6,798
6.000% due 09/13/2017		3,900	4,041
American Express Centurion Bank
0.306% due 03/23/2010		11,600	11,556
5.550% due 10/17/2012		9,840	10,439
6.000% due 09/13/2017		3,900	4,041
American Express Co.
7.000% due 03/19/2018		200	220
American Express Credit Corp.
0.311% due 11/09/2009		6,700	6,699
0.401% due 06/16/2011		500	489
0.439% due 12/02/2010		200	197
5.875% due 05/02/2013		700	743
American International Group, Inc.
0.620% due 10/18/2011		100	88
4.950% due 03/20/2012		1,700	1,531
5.050% due 10/01/2015		1,800	1,335
5.450% due 05/18/2017		400	290
6.250% due 03/15/2087		2,100	1,050
8.175% due 05/15/2058		3,000	1,822
8.250% due 08/15/2018		12,000	10,213
ANZ National International Ltd.
6.200% due 07/19/2013		7,400	8,105
Bank of America Corp.
0.591% due 11/06/2009		3,900	3,900
0.770% due 08/15/2016		2,800	2,308
2.375% due 06/22/2012		6,500	6,633
6.000% due 09/01/2017		7,000	7,094
6.500% due 08/01/2016		32,700	34,436
Bank of America N.A.
6.000% due 10/15/2036		2,100	2,076
Bank of Scotland PLC
0.374% due 12/08/2010		6,300	6,156
Barclays Bank PLC
5.450% due 09/12/2012		40,000	43,024
6.050% due 12/04/2017		16,800	16,934
10.179% due 06/12/2021		2,080	2,739
Bear Stearns Cos. LLC
0.549% due 05/18/2010		12,200	12,211
0.650% due 08/15/2011		900	896
0.910% due 07/19/2010		10,400	10,428
6.400% due 10/02/2017		27,900	30,399
BNP Paribas
5.186% due 06/29/2049		15,600	12,386
C10 Capital SPV Ltd.
6.722% due 12/31/2049		4,300	3,403
Caelus Re Ltd.
6.611% due 06/07/2011		2,700	2,568
Citibank N.A.
1.625% due 03/30/2011		5,100	5,160
1.875% due 05/07/2012		700	705
1.875% due 06/04/2012		300	302
Citigroup Capital XXI
8.300% due 12/21/2057		19,500	17,526
Citigroup Funding, Inc.
1.518% due 05/07/2010		16,800	16,816
2.250% due 12/10/2012		1,400	1,420
Citigroup, Inc.
0.313% due 12/28/2009		5,300	5,293
0.420% due 03/16/2012		5,500	5,233
0.579% due 06/09/2016		13,100	10,911
2.125% due 04/30/2012		3,800	3,856
5.300% due 10/17/2012		2,200	2,272
5.500% due 08/27/2012		5,500	5,670
5.500% due 04/11/2013		40,900	41,901
5.625% due 08/27/2012		4,400	4,453
5.850% due 07/02/2013		1,400	1,427
6.000% due 02/21/2012		3,789	3,938
6.125% due 05/15/2018		3,000	2,959
6.125% due 08/25/2036		15,000	12,912
8.500% due 05/22/2019		2,100	2,375
Countrywide Financial Corp.
4.500% due 06/15/2010		2,400	2,426
5.800% due 06/07/2012		10,300	10,873
Credit Agricole S.A.
0.422% due 05/28/2010		6,800	6,773
DBS Bank Ltd.
0.660% due 05/16/2017		1,000	931
Deutsche Bank AG
6.000% due 09/01/2017		24,600	26,591
Dexia Credit Local
0.939% due 09/23/2011		15,200	15,355
DnB NOR Bank ASA
0.580% due 10/13/2009		5,700	5,697
Ford Motor Credit Co. LLC
5.700% due 01/15/2010		1,000	1,000
7.250% due 10/25/2011		200	194
7.375% due 10/28/2009		5,000	5,001
7.375% due 02/01/2011		10,900	10,846
7.875% due 06/15/2010		600	603
8.625% due 11/01/2010		400	405
General Electric Capital Corp.
0.510% due 08/15/2011		600	585
1.800% due 03/11/2011		2,200	2,228
2.000% due 09/28/2012		2,700	2,718
3.000% due 12/09/2011		21,200	21,956
5.875% due 01/14/2038		8,100	7,453
6.375% due 11/15/2067		14,800	12,265
GMAC LLC
6.000% due 12/15/2011		1,100	1,009
Goldman Sachs Group, Inc.
5.950% due 01/18/2018		17,300	17,978
6.250% due 09/01/2017		14,900	15,783
6.750% due 10/01/2037		3,300	3,417
HBOS PLC
5.375% due 11/29/2049		5,100	3,340
HSBC Finance Corp.
0.564% due 10/21/2009		4,500	4,500
HSBC Holdings PLC
6.500% due 05/02/2036		6,400	6,956
6.500% due 09/15/2037		2,900	3,147
International Lease Finance Corp.
5.250% due 01/10/2013		2,680	2,162
5.875% due 05/01/2013		1,000	787
6.375% due 03/25/2013		2,580	2,071
JPMorgan Chase & Co.
0.508% due 05/07/2010		9,700	9,705
6.000% due 01/15/2018		3,900	4,193
JPMorgan Chase Bank N.A.
6.000% due 10/01/2017		11,000	11,588
JPMorgan Chase Capital XX
6.550% due 09/15/2066		1,200	1,118
JPMorgan Chase Capital XXII
6.450% due 01/15/2087		2,400	2,167
KeyBank N.A.
2.598% due 06/02/2010		10,300	10,253
Lehman Brothers Holdings, Inc.
2.907% due 11/16/2009 (a)		15,260	2,632
2.951% due 05/25/2010 (a)		5,200	897
3.005% due 07/18/2011 (a)		4,800	828
3.052% due 11/10/2009 (a)		4,500	776
5.625% due 01/24/2013 (a)		3,800	689
6.875% due 05/02/2018 (a)		3,200	584
Lloyds Banking Group PLC
5.920% due 09/29/2049		1,100	632
Longpoint Re Ltd.
5.549% due 05/08/2010		2,900	2,900
Macquarie Group Ltd.
7.300% due 08/01/2014		22,075	23,601
Merrill Lynch & Co., Inc.
0.410% due 12/04/2009		7,300	7,300
0.704% due 07/25/2011		8,500	8,276
6.150% due 04/25/2013		10,000	10,593
6.875% due 04/25/2018		17,800	18,750
MetLife, Inc.
6.400% due 12/15/2066		1,700	1,462
Metropolitan Life Global Funding I
0.480% due 05/17/2010		15,200	15,172
5.125% due 11/09/2011		8,200	8,613
Mizuho Financial Group Cayman Ltd.
8.375% due 01/29/2049		4,800	4,860
Morgan Stanley
0.599% due 01/15/2010		8,200	8,197
2.550% due 05/14/2010		20,700	20,931
5.950% due 12/28/2017		10,600	10,810
Mystic Re Ltd.
10.361% due 06/07/2011		2,200	2,224
National Australia Bank Ltd.
5.350% due 06/12/2013		6,100	6,511
National Westminster Bank PLC
7.375% due 10/01/2009		12,935	12,935
Osiris Capital PLC
5.509% due 01/15/2010		3,100	3,099
Petroleum Export Ltd.
5.265% due 06/15/2011		489	478
Principal Life Income Funding Trusts
5.300% due 04/24/2013		5,200	5,341
Rabobank Nederland NV
11.000% due 06/29/2049		975	1,198
Residential Reinsurance 2007 Ltd.
10.611% due 06/07/2010		1,200	1,229
Resona Bank Ltd.
5.850% due 09/29/2049		1,200	1,039
Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049		11,900	10,483
Santander U.S. Debt S.A. Unipersonal
0.374% due 11/20/2009		10,900	10,901
SLM Corp.
0.734% due 10/25/2011		200	168
SMFG Preferred Capital USD 1 Ltd.
6.078% due 01/29/2049		5,400	4,744
State Street Capital Trust III
8.250% due 03/15/2042		6,800	6,662
State Street Capital Trust IV
1.299% due 06/01/2077		1,000	649
TNK-BP Finance S.A.
6.125% due 03/20/2012		1,200	1,191
UBS AG
5.750% due 04/25/2018		4,600	4,683
5.875% due 12/20/2017		4,700	4,819
UFJ Finance Aruba AEC
6.750% due 07/15/2013		300	334
USB Capital IX
6.189% due 10/29/2049		900	700
Wachovia Corp.
0.411% due 12/01/2009		4,400	4,400
0.419% due 03/15/2011		10,400	10,332
0.639% due 10/15/2011		8,100	7,989
5.500% due 05/01/2013		8,300	8,891
5.750% due 02/01/2018		16,900	17,916
Westpac Banking Corp.
0.993% due 07/16/2014		3,000	2,981
ZFS Finance USA Trust I
5.875% due 05/09/2062		1,285	1,046

			934,078

INDUSTRIALS 4.0%
Amgen, Inc.
6.150% due 06/01/2018		1,200	1,359
AstraZeneca PLC
5.900% due 09/15/2017		2,500	2,802
6.450% due 09/15/2037		2,400	2,835
Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/2009		6,000	6,031
CODELCO, Inc.
6.150% due 10/24/2036		700	729
Comcast Corp.
5.875% due 02/15/2018		1,700	1,815
6.450% due 03/15/2037		1,700	1,806
CSC Holdings, Inc.
7.625% due 04/01/2011		7,000	7,297
Dell, Inc.
5.650% due 04/15/2018		11,200	11,776
El Paso Corp.
7.800% due 08/01/2031		900	830
7.875% due 06/15/2012		3,000	3,104
9.625% due 05/15/2012		800	835
Gaz Capital S.A.
6.212% due 11/22/2016		1,200	1,158
7.343% due 04/11/2013		1,700	1,813
8.146% due 04/11/2018		6,700	7,111
International Business Machines Corp.
5.700% due 09/14/2017		2,400	2,649
Kinder Morgan Energy Partners LP
5.950% due 02/15/2018		24,000	25,148
Morgan Stanley Bank AG for OAO Gazprom
9.625% due 03/01/2013		100	112
Oracle Corp.
4.950% due 04/15/2013		13,100	14,194
5.750% due 04/15/2018		12,900	14,238
Petrobras International Finance Co.
7.875% due 03/15/2019		33,900	39,282
Roche Holdings, Inc.
7.000% due 03/01/2039		11,800	14,699
Rohm and Haas Co.
6.000% due 09/15/2017		3,700	3,692
Time Warner, Inc.
0.684% due 11/13/2009		6,600	6,602
Union Pacific Corp.
5.700% due 08/15/2018		13,800	14,912
United Airlines, Inc.
8.030% due 01/01/2013 (a)		465	509
UnitedHealth Group, Inc.
4.875% due 02/15/2013		5,200	5,410
Vale Overseas Ltd.
5.625% due 09/15/2019		16,600	16,973
6.250% due 01/23/2017		1,300	1,399
6.875% due 11/21/2036		1,300	1,352
Williams Cos., Inc.
6.375% due 10/01/2010		7,000	7,189

			219,661

UTILITIES 1.4%
AT&T, Inc.
0.572% due 02/05/2010		3,600	3,603
4.950% due 01/15/2013		5,200	5,549
5.500% due 02/01/2018		5,200	5,436
6.300% due 01/15/2038		3,600	3,785
Enel Finance International S.A.
6.250% due 09/15/2017		19,000	20,502
Entergy Gulf States, Inc.
5.700% due 06/01/2015		8,300	8,380
6.000% due 12/01/2012		6,500	6,511
Korea Electric Power Corp.
5.125% due 04/23/2034		90	94
NGPL PipeCo. LLC
6.514% due 12/15/2012		5,800	6,369
Public Service Electric & Gas Co.
5.300% due 05/01/2018		11,600	12,441
Qwest Capital Funding, Inc.
7.250% due 02/15/2011		657	660
Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.838% due 09/30/2027		2,600	2,563
Verizon Communications, Inc.
5.250% due 04/15/2013		1,500	1,626

			77,519

Total Corporate Bonds & Notes (Cost $1,213,280)			1,231,258

MUNICIPAL BONDS & NOTES 2.6%
California State General Obligation Bonds, Series 2007
5.000% due 11/01/2037		2,000	2,007
California State General Obligation Bonds, Series 2009
7.500% due 04/01/2034		5,100	5,607
7.550% due 04/01/2039		2,000	2,226
Colorado State Health Facilities Authority Revenue Bonds, (FSA Insured), Series 2006
5.000% due 09/01/2036		3,900	4,085
Connecticut State General Obligation Bonds, Series 2008
5.850% due 03/15/2032		17,300	18,116
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.125% due 06/01/2047		1,400	1,053
Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023		960	748
Los Angeles, California Unified School District General Obligation Bonds, (FSA Insured), Series 2007
4.500% due 07/01/2023		11,800	12,205
Miami-Dade County, Florida Revenue Bonds, (FSA Insured), Series 2008
5.000% due 10/01/2041		5,100	5,181
Nebraska State Public Power Generation Agency Revenue Bonds, Series 2009
7.242% due 01/01/2041		6,500	6,712
New Jersey State Garden State Preservation Trust Revenue Bonds, (FSA Insured), Series 2003
5.500% due 11/01/2014		7,725	9,092
New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2041		2,900	2,195
New Jersey State Turnpike Authority Revenue Bonds, Series 2009
7.414% due 01/01/2040		24,500	30,244
New York State JPMorgan Chase Putters/Drivers Trust Revenue Bonds, Series 2008
9.869% due 06/15/2031		5,130	6,374
Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2030		100	96
Phoenix, Arizona Civic Improvement Corp. Revenue Bonds, Series 2008
5.000% due 07/01/2038		6,200	6,481
San Francisco, California City & County Airports Commission Revenue Bonds, (NPFGC Insured), Series 2002
5.000% due 05/01/2032		4,185	4,236
Southern California State Metropolitan Water District Revenue Bonds, Series 2007
5.000% due 07/01/2024		7,100	7,964
Southern California State Tobacco Securitization Agency Revenue Bonds, Series 2006
5.125% due 06/01/2046		655	494
Southern California State Tobacco Securitization Authority Revenue Bonds, Series 2006
5.000% due 06/01/2037		1,500	1,221
Texas State JPMorgan Chase Putters/Drivers Trust General Obligation Bonds, (PSF-GTD Insured), Series 2008
9.834% due 02/15/2031		3,390	4,210
Texas State JPMorgan Chase Putters/Drivers Trust Revenue Bonds, Series 2008
9.837% due 02/01/2027		2,575	3,192
9.936% due 10/01/2031		6,240	7,849

Total Municipal Bonds & Notes (Cost $118,680)			141,588

U.S. GOVERNMENT AGENCIES 45.8%
Fannie Mae
0.306% due 12/25/2036 - 07/25/2037		11,645	10,626
0.596% due 03/25/2044		3,969	3,742
2.251% due 06/01/2043 - 07/01/2044		4,190	4,187
2.451% due 09/01/2040		20	20
3.105% due 08/01/2035		3,760	3,802
3.873% due 11/01/2025		1	1
3.922% due 01/01/2025		18	18
4.000% due 10/01/2018		285	297
4.135% due 10/01/2032		1,129	1,132
4.158% due 05/25/2035		862	881
4.282% due 11/01/2035		214	216
4.489% due 09/01/2039		33	33
4.500% due 10/01/2024 - 04/01/2035		5,225	5,394
4.634% due 12/01/2036		1,740	1,747
4.714% due 04/01/2035		3,322	3,408
4.752% due 04/01/2035		2,085	2,118
4.834% due 09/01/2034		1,662	1,670
5.000% due 02/25/2017 - 11/01/2039		311,991	323,965
5.055% due 09/01/2035		1,571	1,650
5.165% due 08/01/2035		1,641	1,728
5.500% due 04/01/2014 - 10/01/2039		610,708	641,120
5.500% due 11/01/2034 - 07/01/2036 (g)		159,986	168,144
5.500% due 06/01/2038 (d)		72,248	75,729
6.000% due 04/01/2016 - 10/01/2039		764,673	809,279
6.000% due 12/01/2036 (g)		24,341	25,753
6.500% due 06/01/2029 - 11/01/2039		30,187	32,181
7.000% due 04/25/2023 - 06/01/2032		2,177	2,375
Federal Home Loan Bank
3.375% due 06/24/2011		1,400	1,458
Federal Housing Administration
7.430% due 01/25/2023		46	46
Freddie Mac
0.343% due 02/01/2011		355	355
0.393% due 07/15/2019		6,682	6,559
0.543% due 05/15/2036		3,978	3,936
0.693% due 11/15/2030		23	23
0.743% due 09/15/2030		21	20
1.125% due 06/01/2011 (d)		8,800	8,851
2.251% due 02/25/2045		524	497
3.327% due 07/01/2027		1	1
3.384% due 07/01/2030		1	1
4.129% due 01/01/2028		1	1
4.500% due 04/01/2018 - 10/01/2018		1,531	1,617
5.000% due 04/01/2018 - 11/01/2039		224,166	232,280
5.250% due 07/18/2011		800	863
5.500% due 10/01/2034 - 11/01/2039		62,778	65,528
6.000% due 07/01/2016 - 10/01/2039		47,265	49,930
6.500% due 03/01/2013 - 10/01/2037		564	607
7.000% due 06/15/2023		1,227	1,329
7.500% due 07/15/2030 - 03/01/2032		192	215
8.500% due 08/01/2024		11	13
Ginnie Mae
0.746% due 09/20/2030		16	16
0.841% due 02/16/2030		175	174
3.750% due 02/20/2032		405	411
4.125% due 10/20/2029 - 11/20/2029		159	162
4.375% due 04/20/2026 - 05/20/2030		73	75
4.625% due 07/20/2030		8	8
5.500% due 04/15/2033 - 09/15/2033		377	399
6.000% due 02/15/2038 - 11/15/2038		8,036	8,502
6.500% due 03/15/2031 - 04/15/2032		134	145
Small Business Administration
5.130% due 09/01/2023		56	59
6.030% due 02/01/2012		1,776	1,863
6.290% due 01/01/2021		119	128
6.344% due 08/01/2011		130	136
7.449% due 08/01/2010		5	5
7.500% due 04/01/2017		526	577
8.017% due 02/10/2010		39	40

Total U.S. Government Agencies (Cost $2,410,300)			2,508,046

U.S. TREASURY OBLIGATIONS 18.0%
U.S. Treasury Bonds
3.500% due 02/15/2039		28,200	25,565
4.250% due 05/15/2039		100,300	103,826
4.375% due 02/15/2038		4,200	4,428
4.500% due 05/15/2038		41,900	45,121
4.500% due 08/15/2039		37,900	40,885
4.750% due 02/15/2037		6,900	7,703
5.375% due 02/15/2031		27,500	32,699
U.S. Treasury Notes
0.875% due 12/31/2010 (g)		12,800	12,861
0.875% due 02/28/2011		7,100	7,130
0.875% due 03/31/2011		8,500	8,532
0.875% due 04/30/2011 (g)		4,668	4,683
0.875% due 05/31/2011 (g)		204,882	205,474
1.000% due 07/31/2011 (g)		140,000	140,476
1.000% due 08/31/2011 (g)		38,400	38,487
1.000% due 09/30/2011		181,000	181,241
3.000% due 09/30/2016		127,700	128,269

Total U.S. Treasury Obligations (Cost $975,344)			987,380

MORTGAGE-BACKED SECURITIES 5.0%
American Home Mortgage Investment Trust
4.390% due 02/25/2045		2,231	1,800
Banc of America Commercial Mortgage, Inc.
4.128% due 07/10/2042		210	210
4.875% due 06/10/2039		13	12
5.451% due 01/15/2049		11,600	10,287
5.929% due 05/10/2045		6,400	6,167
5.935% due 02/10/2051		3,200	2,853
Banc of America Funding Corp.
3.487% due 05/25/2035		3,568	3,360
Banc of America Mortgage Securities, Inc.
3.915% due 05/25/2033		3,890	3,551
6.500% due 10/25/2031		617	590
6.500% due 09/25/2033		258	245
Bear Stearns Adjustable Rate Mortgage Trust
3.651% due 11/25/2030		4	4
3.915% due 11/25/2034		7,212	6,649
4.171% due 07/25/2034		3,068	2,430
4.342% due 11/25/2034		2,228	2,088
4.617% due 10/25/2035		8,432	8,291
4.979% due 01/25/2035		2,592	2,348
5.117% due 04/25/2033		658	633
5.273% due 02/25/2033		90	86
5.394% due 01/25/2034		1,430	1,350
5.622% due 02/25/2033		140	137
Bear Stearns Alt-A Trust
5.355% due 05/25/2035		4,943	3,341
5.490% due 09/25/2035		2,956	1,876
Bear Stearns Commercial Mortgage Securities
5.331% due 02/11/2044		1,000	903
5.471% due 01/12/2045		2,800	2,603
5.700% due 06/11/2050		9,400	8,347
5.703% due 06/11/2050		8,600	8,178
Bear Stearns Structured Products, Inc.
5.485% due 12/26/2046		3,550	2,227
5.636% due 01/26/2036		6,033	3,443
Citigroup Mortgage Loan Trust, Inc.
4.700% due 12/25/2035		1,334	1,141
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.322% due 12/11/2049		3,000	2,516
Commercial Mortgage Pass-Through Certificates
5.306% due 12/10/2046		4,900	4,277
Countrywide Alternative Loan Trust
0.426% due 05/25/2047		4,434	1,993
Countrywide Home Loan Mortgage Pass-Through Trust
4.635% due 02/20/2035		9,012	7,917
4.654% due 11/25/2034		5,014	3,728
5.250% due 02/20/2036		1,563	1,056
5.750% due 05/25/2033		128	127
Credit Suisse Mortgage Capital Certificates
5.846% due 03/15/2039		900	799
CS First Boston Mortgage Securities Corp.
5.016% due 06/25/2032		22	20
First Nationwide Trust
6.750% due 08/21/2031		6	5
Greenpoint Mortgage Funding Trust
0.326% due 10/25/2046		3,132	2,480
0.326% due 01/25/2047		3,523	2,817
Greenpoint Mortgage Pass-Through Certificates
3.895% due 10/25/2033		3,181	2,624
Greenwich Capital Commercial Funding Corp.
4.799% due 08/10/2042		400	385
5.317% due 06/10/2036		915	927
5.444% due 03/10/2039		4,400	3,911
GS Mortgage Securities Corp. II
0.344% due 03/06/2020		7,096	6,535
5.396% due 08/10/2038		905	879
5.999% due 08/10/2045		6,300	5,225
GSR Mortgage Loan Trust
4.116% due 09/25/2035		15,135	14,017
5.237% due 11/25/2035		6,341	5,620
Harborview Mortgage Loan Trust
0.336% due 01/19/2038		2,829	2,687
0.436% due 01/19/2038		11,019	5,636
0.466% due 05/19/2035		991	528
5.144% due 07/19/2035		4,194	2,610
Impac Secured Assets CMN Owner Trust
0.326% due 01/25/2037		893	653
Indymac ARM Trust
4.000% due 01/25/2032		3	3
Indymac Index Mortgage Loan Trust
0.336% due 11/25/2046		1,528	1,386
JPMorgan Chase Commercial Mortgage Securities Corp.
5.336% due 05/15/2047		6,800	5,845
5.420% due 01/15/2049		20,956	17,722
5.882% due 02/15/2051		2,300	1,961
6.006% due 06/15/2049		300	291
JPMorgan Mortgage Trust
5.012% due 02/25/2035		3,917	3,754
Lehman Brothers Floating Rate Commercial Mortgage Trust
0.323% due 09/15/2021		773	688
Merrill Lynch Countrywide Commercial Mortgage Trust
0.790% due 07/09/2021		12,200	9,863
5.485% due 03/12/2051		5,500	4,299
Merrill Lynch Mortgage Investors, Inc.
0.456% due 02/25/2036		2,845	1,637
Merrill Lynch Mortgage Trust
4.353% due 02/12/2042		149	150
MLCC Mortgage Investors, Inc.
0.496% due 11/25/2035		780	561
1.246% due 10/25/2035		1,441	1,276
Morgan Stanley Capital I
0.304% due 10/15/2020		1,691	1,295
4.050% due 01/13/2041		296	299
5.809% due 12/12/2049		600	515
6.076% due 06/11/2049		3,100	2,729
Prime Mortgage Trust
0.646% due 02/25/2019		101	96
0.646% due 02/25/2034		648	588
Residential Funding Mortgage Securities I
6.500% due 03/25/2032		537	542
Sovereign Commercial Mortgage Securities Trust
5.840% due 07/22/2030		1,200	1,204
Structured Adjustable Rate Mortgage Loan Trust
5.493% due 07/25/2035		1,238	976
Structured Asset Mortgage Investments, Inc.
0.496% due 07/19/2035		6,136	4,648
0.906% due 09/19/2032		112	82
Structured Asset Securities Corp.
3.580% due 07/25/2032		12	10
4.565% due 02/25/2032		17	16
Thornburg Mortgage Securities Trust
0.356% due 11/25/2046		3,419	3,235
Wachovia Bank Commercial Mortgage Trust
0.323% due 06/15/2020		8,092	6,409
0.333% due 09/15/2021		17,862	13,342
5.308% due 11/15/2048		2,000	1,806
5.509% due 04/15/2047		3,200	2,467
WaMu Mortgage Pass-Through Certificates
0.536% due 10/25/2045		1,104	597
2.101% due 11/25/2042		567	351
2.301% due 08/25/2042		1,303	895
Wells Fargo Mortgage-Backed Securities Trust
4.940% due 01/25/2035		5,883	5,331
4.948% due 03/25/2036		6,144	4,699
4.979% due 12/25/2034		4,490	4,265

Total Mortgage-Backed Securities (Cost $313,506)			270,955

ASSET-BACKED SECURITIES 0.8%
ACE Securities Corp.
0.296% due 12/25/2036		901	732
Ally Auto Receivables Trust
1.320% due 03/15/2012		6,200	6,145
Amortizing Residential Collateral Trust
0.516% due 06/25/2032		222	166
Asset-Backed Funding Certificates
0.306% due 11/25/2036		740	723
0.306% due 01/25/2037		1,212	1,074
Bear Stearns Asset-Backed Securities Trust
0.326% due 10/25/2036		931	846
0.336% due 06/25/2047		1,914	1,527
Countrywide Asset-Backed Certificates
0.296% due 05/25/2037		1,232	1,197
0.296% due 12/25/2046		95	94
0.296% due 05/25/2047		1,310	1,243
Credit-Based Asset Servicing & Securitization LLC
0.306% due 11/25/2036		1,495	1,085
EMC Mortgage Loan Trust
0.616% due 05/25/2040		474	331
First Franklin Mortgage Loan Asset-Backed Certificates
0.296% due 11/25/2036		2,251	2,215
Fremont Home Loan Trust
0.306% due 01/25/2037		1,683	1,098
HFC Home Equity Loan Asset-Backed Certificates
0.536% due 01/20/2034		5,778	4,890
HSI Asset Securitization Corp. Trust
0.296% due 12/25/2036		902	610
Indymac Residential Asset-Backed Trust
0.306% due 04/25/2037		477	466
JPMorgan Mortgage Acquisition Corp.
0.296% due 08/25/2036		182	178
0.306% due 03/25/2047		3,712	2,553
Long Beach Mortgage Loan Trust
0.526% due 10/25/2034		156	119
MASTR Asset-Backed Securities Trust
0.306% due 11/25/2036		1,023	978
Morgan Stanley ABS Capital I
0.286% due 10/25/2036		646	632
0.296% due 10/25/2036		382	365
Nelnet Student Loan Trust
0.349% due 12/22/2016		5,753	5,727
Park Place Securities, Inc.
0.558% due 10/25/2034		2,310	2,080
Residential Asset Securities Corp.
0.316% due 11/25/2036		158	158
Saxon Asset Securities Trust
0.306% due 10/25/2046		161	158
SBI HELOC Trust
0.416% due 08/25/2036		879	768
Securitized Asset-Backed Receivables LLC Trust
0.376% due 05/25/2037		4,227	2,937
SLM Student Loan Trust
0.504% due 10/25/2016		3,373	3,368
Structured Asset Securities Corp.
0.296% due 10/25/2036		1,690	1,583
0.536% due 01/25/2033		69	42

Total Asset-Backed Securities (Cost $52,441)			46,088

SOVEREIGN ISSUES 1.2%
Export-Import Bank of China
4.875% due 07/21/2015		900	959
Export-Import Bank of Korea
5.875% due 01/14/2015		29,900	31,601
Korea Development Bank
0.728% due 04/03/2010		25,000	24,736
Mexico Government International Bond
6.050% due 01/11/2040		4,200	4,210
Societe Financement de l’Economie Francaise
0.713% due 07/16/2012		5,000	5,007
South Africa Government International Bond
5.875% due 05/30/2022		500	517

Total Sovereign Issues (Cost $65,333)			67,030

FOREIGN CURRENCY-DENOMINATED ISSUES 1.0%
Brazil Government International Bond
10.250% due 01/10/2028	BRL	4,400	2,397
Countrywide Financial Corp.
5.125% due 02/17/2011	GBP	600	971
Fortis Bank Nederland Holding NV
3.000% due 04/17/2012	EUR	7,900	11,834
General Electric Capital Corp.
5.500% due 09/15/2067		24,100	27,684
Lehman Brothers Holdings, Inc.
5.125% due 06/27/2014 (a)		950	207
5.316% due 04/05/2011 (a)		10	2
MUFG Capital Finance 5 Ltd.
6.299% due 01/29/2049	GBP	700	923
SLM Corp.
1.123% due 11/15/2011	EUR	1,000	1,214
Wachovia Corp.
0.999% due 08/01/2011		400	568
1.033% due 02/13/2014		5,200	7,143

Total Foreign Currency-Denominated Issues (Cost $54,700)			52,943

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%
Motors Liquidation Co.
5.250% due 03/06/2032 (a)		316,000	1,157

Total Convertible Preferred Securities (Cost $987)			1,157

PREFERRED STOCKS 0.2%
DG Funding Trust
0.652% due 12/31/2049		1,239	10,578

Total Preferred Stocks (Cost $13,055)			10,578

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 1.4%
REPURCHASE AGREEMENTS 0.3%
JPMorgan Chase Bank N.A.
0.030% due 10/01/2009		$11,000	11,000
(Dated 09/30/2009. Collateralized by U.S. Treasury Notes 3.125% due 08/31/2013 valued at $11,225. Repurchase proceeds are $11,000.)
State Street Bank and Trust Co.
0.010% due 10/01/2009		6,602	6,602
(Dated 09/30/2009. Collateralized by U.S. Treasury Bills 0.000% due 11/27/2009 valued at $6,734. Repurchase proceeds are $6,602.)

			17,602

U.S. CASH MANAGEMENT BILLS 0.1%
0.190% due 04/01/2010 (d)(e)(g)		3,505	3,502

U.S. TREASURY BILLS 0.0%
0.205% due 02/25/2010 - 03/25/2010 (b)(d)(e)(g)		2,341	2,340

	SHARES
SHORT-TERM FLOATING NAV PORTFOLIO (c) 1.0%
		5,272,055	52,789

Total Short-Term Instruments (Cost $76,232)			76,233

Total Investments 98.9% (Cost $5,314,590)			$5,413,373
Written Options (i) (0.1%) (Premiums $6,630)			(2,920)
Other Assets and Liabilities (Net) 1.2%			64,248

Net Assets 100.0%			$5,474,701

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) Coupon represents a weighted average rate.

(c) Affiliated to the Portfolio.

(d) Securities with an aggregate market value of $1,357 have been pledged as collateral for swap and swaption contracts on September 30, 2009.

(e) Securities with an aggregate market value of $2,588 have been pledged as collateral for delayed-delivery mortgage-backed securities on September 30, 2009.

(f) The average amount of borrowings while outstanding during the period ended September 30, 2009 was $1,238,672 at a weighted average interest rate of 0.597%. On September 30, 2009, there were no open reverse repurchase agreements.

(g) Securities with an aggregate market value of $12,794 have been pledged as collateral for the following open futures contracts on September 30, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2009	117	$287
90-Day Euribor March Futures	Long	03/2010	205	554
90-Day Eurodollar December Futures	Long	12/2009	4,219	13,977
90-Day Eurodollar December Futures	Long	12/2010	855	579
90-Day Eurodollar June Futures	Long	06/2010	836	1,562
90-Day Eurodollar March Futures	Long	03/2010	1,115	7,844
90-Day Eurodollar September Futures	Long	09/2010	206	458
U.S. Treasury 2-Year Note December Futures	Long	12/2009	183	(9)
U.S. Treasury 10-Year Note December Futures	Long	12/2009	518	780
U.S. Treasury 30-Year Bond December Futures	Long	12/2009	1,355	2,079
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	66	554
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2010	122	92
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2010	122	189
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2010	62	138
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2011	60	14
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2010	122	135

				$29,233

(h) Swap agreements outstanding on September 30, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection(1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2009(2)	Notional Amount(3)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
American International Group, Inc.	BCLY	1.670%	03/20/2013	8.112%	$1,100	$(199)	$0	$(199)
American International Group, Inc.	DUB	5.000%	12/20/2013	8.079%	9,700	(959)	(873)	(86)
American International Group, Inc.	JPM	5.000%	09/20/2016	7.380%	4,000	(433)	(340)	(93)
Berkshire Hathaway Finance Corp.	DUB	0.850%	03/20/2013	1.329%	3,900	(61)	0	(61)
Brazil Government International Bond	CSFB	3.350%	12/20/2009	0.574%	2,000	31	0	31
El Paso Corp.	CITI	5.000%	06/20/2012	5.448%	900	(9)	(45)	36
Ford Motor Credit Co. LLC	BCLY	4.150%	09/20/2012	5.348%	2,500	(76)	0	(76)
Ford Motor Credit Co. LLC	BCLY	5.800%	09/20/2012	5.348%	500	7	0	7
Ford Motor Credit Co. LLC	GSC	3.850%	09/20/2012	5.348%	500	(19)	0	(19)
Ford Motor Credit Co. LLC	JPM	3.900%	09/20/2012	5.348%	2,500	(93)	0	(93)
Ford Motor Credit Co. LLC	JPM	5.750%	09/20/2012	5.348%	500	6	0	6
Ford Motor Credit Co. LLC	MLP	5.620%	09/20/2012	5.348%	1,500	13	0	13
General Electric Capital Corp.	BCLY	0.770%	06/20/2010	1.471%	2,900	(14)	0	(14)
General Electric Capital Corp.	BCLY	1.020%	09/20/2010	1.492%	3,400	(15)	0	(15)
General Electric Capital Corp.	BCLY	0.935%	12/20/2010	1.504%	600	(4)	0	(4)
General Electric Capital Corp.	BNP	1.100%	12/20/2009	1.471%	9,600	(5)	0	(5)
General Electric Capital Corp.	BNP	1.000%	09/20/2010	1.444%	800	(3)	(10)	7
General Electric Capital Corp.	BNP	0.940%	12/20/2010	1.504%	2,200	(15)	0	(15)
General Electric Capital Corp.	BOA	5.000%	09/20/2011	1.750%	2,000	129	106	23
General Electric Capital Corp.	CITI	1.100%	03/20/2010	1.471%	400	(1)	0	(1)
General Electric Capital Corp.	CITI	1.150%	03/20/2010	1.471%	200	0	0	0
General Electric Capital Corp.	CITI	1.120%	12/20/2010	1.504%	800	(3)	0	(3)
General Electric Capital Corp.	CITI	5.000%	06/20/2011	1.680%	2,000	115	(98)	213
General Electric Capital Corp.	CITI	3.850%	03/20/2014	2.029%	5,000	374	0	374
General Electric Capital Corp.	DUB	5.000%	12/20/2009	1.424%	600	6	4	2
General Electric Capital Corp.	DUB	1.070%	09/20/2010	1.492%	3,500	(13)	0	(13)
General Electric Capital Corp.	DUB	0.950%	12/20/2010	1.504%	1,000	(6)	0	(6)
General Electric Capital Corp.	DUB	1.500%	09/20/2011	1.808%	1,600	(9)	0	(9)
General Electric Capital Corp.	DUB	5.000%	09/20/2011	1.750%	2,800	180	152	28
General Electric Capital Corp.	DUB	4.750%	12/20/2013	2.021%	11,100	1,184	0	1,184
General Electric Capital Corp.	GSC	0.830%	12/20/2009	1.471%	1,000	(1)	0	(1)
General Electric Capital Corp.	GSC	0.900%	12/20/2010	1.504%	700	(5)	0	(5)
General Electric Capital Corp.	GSC	5.000%	06/20/2011	1.680%	10,000	576	(500)	1,076
GMAC, Inc.	BCLY	3.650%	09/20/2012	6.550%	2,500	(183)	0	(183)
GMAC, Inc.	CITI	3.720%	09/20/2012	6.550%	2,500	(179)	0	(179)
GMAC, Inc.	DUB	3.200%	09/20/2012	6.550%	2,000	(170)	0	(170)
GMAC, Inc.	JPM	3.250%	09/20/2012	6.550%	2,500	(209)	0	(209)
GMAC, Inc.	JPM	3.670%	09/20/2012	6.550%	2,500	(182)	0	(182)
GMAC, Inc.	JPM	3.750%	09/20/2012	6.550%	1,000	(71)	0	(71)
GMAC, Inc.	JPM	4.850%	09/20/2012	6.550%	3,200	(135)	0	(135)
JSC Gazprom	JPM	0.970%	10/20/2012	2.566%	700	(29)	0	(29)
JSC Gazprom	JPM	1.020%	10/20/2012	2.566%	700	(28)	0	(28)
JSC Gazprom	JPM	2.170%	02/20/2013	2.634%	2,000	(24)	0	(24)
JSC Gazprom	MSC	2.180%	02/20/2013	2.634%	700	(8)	0	(8)
Mexico Government International Bond	JPM	0.920%	03/20/2016	1.633%	1,200	(48)	0	(48)
Panama Government International Bond	CSFB	1.200%	02/20/2017	1.535%	400	(8)	0	(8)
Panama Government International Bond	JPM	0.730%	01/20/2012	0.963%	1,000	(4)	0	(4)
Panama Government International Bond	JPM	1.250%	01/20/2017	1.532%	1,200	(18)	0	(18)
SLM Corp.	BCLY	5.000%	12/20/2013	8.728%	2,000	(230)	(270)	40
SLM Corp.	CITI	5.000%	12/20/2013	8.728%	11,300	(1,299)	(1,610)	311
Wells Fargo & Co.	DUB	1.520%	03/20/2013	0.789%	2,700	67	0	67
Wells Fargo & Co.	DUB	1.000%	09/20/2013	0.790%	700	5	(18)	23

						$(2,075)	$(3,502)	$1,427

Credit Default Swaps on Credit Indices - Sell Protection(1)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount(3)	Market Value(4)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.HY-8 5-Year Index 35-100%	CITI	0.355%	06/20/2012	$14,155	$(371)	$0	$(371)
CDX.HY-8 5-Year Index 35-100%	CITI	0.360%	06/20/2012	4,815	(125)	0	(125)
CDX.HY-8 5-Year Index 35-100%	CITI	0.401%	06/20/2012	3,659	(91)	0	(91)
CDX.IG-9 5-Year Index 15-30%	GSC	1.120%	12/20/2012	20,100	446	0	446
CDX.IG-9 5-Year Index 15-30%	JPM	1.120%	12/20/2012	4,600	102	0	102
CDX.IG-9 5-Year Index 15-30%	MSC	0.963%	12/20/2012	9,100	156	0	156
CDX.IG-9 5-Year Index 30-100%	BCLY	0.758%	12/20/2012	35,877	592	0	592
CDX.IG-9 5-Year Index 30-100%	GSC	0.705%	12/20/2012	23,529	350	0	350
CDX.IG-9 10-Year Index 30-100%	GSC	0.548%	12/20/2017	1,847	25	0	25
CDX.IG-9 10-Year Index 30-100%	JPM	0.553%	12/20/2017	4,084	57	0	57
CDX.IG-10 5-Year Index 30-100%	DUB	0.530%	06/20/2013	4,570	53	0	53
CDX.IG-10 5-Year Index 30-100%	GSC	0.463%	06/20/2013	5,737	54	0	54

					$1,248	$0	$1,248

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	2.090%	10/15/2010	BNP	EUR	10,200	$593	$(6)	$599
Pay	1-Month EUR-FRCPXTOB Index	2.103%	10/15/2010	BCLY		1,400	79	0	79
Pay	1-Month EUR-FRCPXTOB Index	2.146%	10/15/2010	UBS		1,900	120	0	120
Pay	1-Year BRL-CDI	11.360%	01/04/2010	BCLY	BRL	16,700	27	0	27
Pay	1-Year BRL-CDI	11.430%	01/04/2010	MLP		11,000	28	0	28
Pay	1-Year BRL-CDI	11.465%	01/04/2010	GSC		4,300	13	0	13
Pay	1-Year BRL-CDI	12.410%	01/04/2010	UBS		9,800	147	(18)	165
Pay	1-Year BRL-CDI	12.670%	01/04/2010	MSC		9,800	151	(14)	165
Pay	1-Year BRL-CDI	12.780%	01/04/2010	MSC		14,200	285	15	270
Pay	1-Year BRL-CDI	12.948%	01/04/2010	MLP		5,900	132	5	127
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS		23,400	(366)	(422)	56
Pay	1-Year BRL-CDI	10.600%	01/02/2012	BCLY		2,100	(11)	0	(11)
Pay	1-Year BRL-CDI	10.600%	01/02/2012	JPM		1,300	(7)	0	(7)
Pay	1-Year BRL-CDI	10.610%	01/02/2012	HSBC		3,200	(17)	0	(17)
Pay	1-Year BRL-CDI	10.835%	01/02/2012	GSC		20,700	(51)	20	(71)
Pay	1-Year BRL-CDI	11.980%	01/02/2012	MLP		20,800	194	0	194
Pay	1-Year BRL-CDI	12.540%	01/02/2012	MLP		24,000	413	(160)	573
Pay	1-Year BRL-CDI	12.540%	01/02/2012	UBS		22,600	389	(12)	401
Pay	1-Year BRL-CDI	14.765%	01/02/2012	HSBC		1,200	51	8	43
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		4,100	175	17	158
Pay	3-Month AUD Bank Bill	4.500%	06/15/2011	DUB	AUD	134,200	(1,034)	51	(1,085)
Pay	3-Month USD-LIBOR	3.000%	12/16/2010	BOA		$81,600	1,757	1,706	51
Pay	3-Month USD-LIBOR	3.000%	12/16/2010	MSC		211,400	4,551	4,430	121
Pay	3-Month USD-LIBOR	3.150%	12/17/2010	RBS		306,400	11,182	0	11,182
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	BOA		29,800	1,467	582	885
Pay	3-Month USD-LIBOR	3.000%	02/04/2011	BCLY		210,300	6,874	(2,068)	8,942
Pay	3-Month USD-LIBOR	3.000%	02/04/2011	RBS		156,700	5,122	1,450	3,672
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	BOA		9,700	576	354	222
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	CSFB		17,700	1,050	670	380
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	DUB		12,800	759	403	356
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	MLP		10,000	594	360	234
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	RBS		17,300	1,027	396	631
Pay	3-Month USD-LIBOR	3.600%	07/07/2011	RBS		50,600	2,553	0	2,553
Pay	3-Month USD-LIBOR	3.450%	08/05/2011	BCLY		125,100	5,757	0	5,757
Pay	3-Month USD-LIBOR	3.450%	08/05/2011	JPM		86,100	3,962	0	3,962
Pay	3-Month USD-LIBOR	3.450%	08/05/2011	MLP		33,500	1,542	0	1,542
Pay	3-Month USD-LIBOR	3.450%	08/05/2011	MSC		207,000	9,526	0	9,526
Pay	3-Month USD-LIBOR	3.450%	08/05/2011	RBS		244,000	11,228	4,612	6,616
Pay	3-Month USD-LIBOR	3.000%	12/16/2011	BOA		23,000	665	534	131
Pay	3-Month USD-LIBOR	3.000%	12/16/2011	RBS		243,200	7,036	5,521	1,515
Pay	6-Month AUD Bank Bill	6.000%	09/15/2012	UBS	AUD	50,300	26	0	26
Pay	6-Month AUD Bank Bill	5.000%	06/15/2013	DUB		8,700	(210)	33	(243)
Pay	6-Month EUR-LIBOR	4.500%	03/18/2014	BNP	EUR	8,800	1,239	(133)	1,372
Pay	6-Month GBP-LIBOR	6.000%	12/19/2009	GSC	GBP	6,300	232	(66)	298
Pay	6-Month GBP-LIBOR	5.100%	09/15/2013	HSBC		2,600	341	(6)	347
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	GSC		1,600	199	14	185
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	HSBC		9,600	1,199	97	1,102
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	DUB		3,600	462	2	460
Pay	6-Month GBP-LIBOR	5.250%	03/18/2014	GSC		2,600	378	0	378
Pay	6-Month GBP-LIBOR	5.250%	03/18/2014	RBS		6,000	871	(5)	876

							$83,276	$18,370	$64,906

(i) Written options outstanding on September 30, 2009:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$121.000	11/20/2009	102	$58	$36
Put - CBOT U.S. Treasury 10-Year Note December Futures	115.000	11/20/2009	102	82	40

				$140	$76

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.350%	11/23/2009	$5,300	$27	$10
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	5.500%	08/31/2010	55,000	457	236
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	7,000	49	33
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	4.350%	11/23/2009	13,000	91	24
Put - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	14,700	115	68
Put - OTC 7-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	4.000%	11/23/2009	14,000	152	19
Put - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	4.000%	11/23/2009	25,000	270	34
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	5.500%	08/31/2010	18,000	194	77
Put - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	48,700	379	226
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	15,500	157	104
Call - OTC 10-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Receive	3.000%	11/23/2009	73,000	476	228
Put - OTC 10-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	4.350%	11/23/2009	6,000	33	11
Put - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.000%	11/23/2009	300,000	1,644	406
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.350%	11/23/2009	2,900	18	5
Put - OTC 5-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	5.500%	08/31/2010	56,000	534	241
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.420%	11/23/2009	1,400	5	2
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.500%	08/31/2010	42,000	341	180
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	191,000	1,466	886
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	8,000	82	54

							$6,490	$2,844

(j) Short sales outstanding on September 30, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	5.500%	11/01/2039	$350,800	$364,386	$365,764
Fannie Mae	6.000%	10/01/2039	7,000	7,359	7,384
Fannie Mae	6.000%	11/01/2039	50,600	53,084	53,217
Freddie Mac	5.500%	10/01/2039	6,000	6,274	6,282

				$431,103	$432,647

(k) Foreign currency contracts outstanding on September 30, 2009:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	9,902	10/2009	JPM	$97	$0	$97
Buy		9,902	10/2009	RBS	500	0	500
Buy	BRL	37,755	10/2009	JPM	2,584	0	2,584
Sell		37,754	10/2009	RBS	0	(555)	(555)
Buy		8,196	02/2010	HSBC	83	0	83
Buy		37,754	02/2010	RBS	556	0	556
Buy	CAD	8,313	10/2009	CITI	79	0	79
Buy	CNY	7,168	03/2010	BCLY	0	(12)	(12)
Buy		7,185	03/2010	HSBC	0	(10)	(10)
Buy		43,733	03/2010	JPM	0	(65)	(65)
Buy		8,787	08/2010	HSBC	0	(4)	(4)
Buy		107,142	08/2010	JPM	0	(163)	(163)
Buy		16,693	08/2010	MSC	0	(8)	(8)
Sell	EUR	7,673	10/2009	BCLY	0	(237)	(237)
Sell		9,176	10/2009	BNP	0	(288)	(288)
Sell	GBP	11,725	10/2009	BNP	843	0	843
Buy	IDR	21,974,200	01/2010	BCLY	0	(25)	(25)
Sell	JPY	666,963	10/2009	RBC	0	(77)	(77)
Sell		127,748	10/2009	RBS	0	(23)	(23)
Buy	KRW	621,476	11/2009	DUB	25	0	25
Buy		6,537,970	11/2009	JPM	123	0	123
Buy		620,848	11/2009	MSC	25	0	25
Buy	MXN	30,256	11/2009	CITI	0	(23)	(23)
Buy		30,280	11/2009	HSBC	0	(22)	(22)
Buy	MYR	3,541	11/2009	BCLY	18	0	18
Buy		1,770	11/2009	BOA	8	0	8
Buy		1,705	11/2009	RBS	9	0	9
Buy	SGD	1,448	11/2009	DUB	24	0	24
Buy		1,449	11/2009	HSBC	24	0	24
Buy		3,176	11/2009	UBS	6	0	6
Buy	TWD	32,758	11/2009	GSC	25	0	25
Buy		32,858	11/2009	HSBC	28	0	28

					$5,057	$(1,512)	$3,545

(l) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of September 30, 2009 in valuing the Portfolio’s assets and liabilities:

Category++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 09/30/2009
Corporate Bonds & Notes	$0	$1,230,749	$509	$1,231,258
U.S. Government Agencies	0	2,507,999	47	2,508,046
U.S. Treasury Obligations	0	987,380	0	987,380
Mortgage-Backed Securities	0	270,955	0	270,955
Other Investments+++	52,789	362,945	0	415,734

Investments, at value	$52,789	$5,360,028	$556	$5,413,373

Short Sales, at value	$0	$(432,647)	$0	$(432,647)

Financial Derivative Instruments++++	$29,233	$68,206	$0	$97,439

Total	$82,022	$4,995,587	$556	$5,078,165

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending September 30, 2009:

Category++	Beginning Balance at 12/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Net Transfers In/(Out) of Level 3	Ending Balance at 09/30/2009	Net Change in Unrealized Appreciation/ (Depreciation) on investments held at 09/30/2009
Corporate Bonds & Notes	$0	$0	$0	$0	$9	$500	$509	$9
U.S. Government Agencies	22,780	(23,071)	(1)	651	(312)	0	47	0

Investments, at value	$22,780	$(23,071)	$(1)	$651	$(303)	$500	$556	$9

Financial Derivative Instruments++++	$1,421	$0	$0	$0	$(624)	$(797)	$0	$0

Total	$24,201	$(23,071)	$(1)	$651	$(927)	$(297)	$556	$9

+	See note 4 in the Supplementary Notes to Schedule of Investments for additional information.

++	Refer to the Schedule of Investments for additional information.

+++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.

++++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes

1. BASIS FOR CONSOLIDATION OF THE PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO (THE “CRRS PORTFOLIO”)

The PIMCO Cayman Commodity Portfolio I Ltd. (the “CRRS Subsidiary”), a Cayman Islands exempted company, was incorporated on July 21, 2006 as a wholly owned subsidiary acting as an investment vehicle for the CRRS Portfolio in order to effect certain investments for the CRRS Portfolio consistent with the CRRS Portfolio’s investment objectives and policies specified in its prospectus and statement of additional information. A subscription agreement was entered into between the CRRS Portfolio and the CRRS Subsidiary on August 1, 2006, comprising the entire issued share capital of the CRRS Subsidiary with the intent that the CRRS Portfolio will remain the sole shareholder and retain all rights. Under the Articles of Association of the CRRS Subsidiary, shares issued by the CRRS Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the CRRS Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the CRRS Subsidiary. As of September 30, 2009, net assets of the CRRS Portfolio were approximately $492 million, of which approximately $84 million, or approximately 17.1%, represented the CRRS Portfolio’s ownership of all issued shares and voting rights of the CRRS Subsidiary.

2. BASIS FOR CONSOLIDATION OF THE PIMCO GLOBAL MULTI-ASSET PORTFOLIO (THE “GMA PORTFOLIO”)

The PIMCO Cayman Commodity Portfolio II Ltd. (the “GMA Subsidiary”), a Cayman Islands exempted company, was incorporated on November 21, 2008 as a wholly owned subsidiary acting as an investment vehicle for the GMA Portfolio in order to effect certain investments for the GMA Portfolio consistent with the GMA Portfolio’s investment objectives and policies specified in its prospectus and statement of additional information. A subscription agreement was entered into between the GMA Portfolio and the GMA Subsidiary on January 14, 2009, comprising the entire issued share capital of the GMA Subsidiary with the intent that the GMA Portfolio will remain the sole shareholder and retain all rights. Under the Articles of Association of the GMA Subsidiary, shares issued by the GMA Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the GMA Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the GMA Subsidiary. As of September 30, 2009, net assets of the GMA Portfolio were approximately $9 million, of which approximately $73,000, or approximately 0.8%, represented the GMA Portfolio’s ownership of all issued shares and voting rights of the GMA Subsidiary.

3. Federal Income Tax Matters

The CRRS and GMA Portfolios may gain exposure to the commodities markets primarily through index-linked notes, and may invest in other commodity-linked derivative instruments, including commodity swap agreements, options, futures contracts, options on futures contracts and foreign funds investing in similar commodity-linked derivatives.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that the Portfolio derive at least 90% of its gross income from certain qualifying sources of income. The IRS has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. Subsequently, the IRS issued a private letter ruling to the CRRS and GMA Portfolios in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income. In addition, the IRS issued another private letter ruling to the CRRS and GMA Portfolios in which the IRS specifically concluded that income derived from the CRRS and GMA Portfolios’ investment in the Subsidiaries, which invests primarily in commodity index-linked swaps, will also constitute qualifying income to the CRRS and GMA Portfolios. Based on such rulings, the CRRS and GMA Portfolios will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through investments in its subsidiary.

If, during a taxable year, the CRRS Subsidiary’s and GMA Subsidiary’s taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to the CRRS and GMA Portfolios as a deductible amount for Federal income tax purposes. Note that the loss from the CRRS Subsidiary’s and GMA Subsidiary’s contemplated activities also cannot be carried forward to reduce future CRRS Subsidiary’s and GMA Subsidiary’s income in subsequent years. However, if the CRRS Subsidiary’s and GMA Subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the CRRS and GMA Portfolios as income for Federal income tax purposes.

As of September 30, 2009, the aggregate cost of investments was the same for federal tax and financial statement purposes. The net unrealized appreciation/(depreciation) of investment securities for federal income tax purposes were as follows (amounts in thousands):

Portfolio Name	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
All Asset Portfolio	$156,937	$(3,448)	$153,489
CommodityRealReturn® Strategy Portfolio	12,361	(5,249)	7,112
Emerging Markets Bond Portfolio	9,510	(2,067)	7,443
Foreign Bond Portfolio (Unhedged)	410	(9)	401
Foreign Bond Portfolio (U.S. Dollar-Hedged)	3,833	(3,304)	529
Global Bond Portfolio (Unhedged)	26,274	(14,755)	11,519
Global Multi-Asset Portfolio	297	(69)	228
High Yield Portfolio	30,349	(24,186)	6,163
Long-Term U.S. Government Portfolio	5,413	(3,360)	2,053
Low Duration Portfolio	9,387	(37,927)	(28,540)
Real Return Portfolio	53,809	(30,216)	23,593
Short-Term Portfolio	355	(466)	(111)
Small Cap StocksPLUS® TR Portfolio	62	(96)	(34)
Total Return Portfolio	208,132	(109,349)	98,783

4. Significant Accounting Policies

U.S. GAAP defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Levels 1, 2, and 3). Categorization of fair value measurements is determined by the nature of the inputs as follows: inputs using quoted prices in active markets for identical assets or liabilities (“Level 1”), significant other observable inputs (“Level 2”), and significant unobservable inputs (“Level 3”). Valuation levels are not necessarily an indication of the risk associated with investing in those securities. For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation have been included in the Notes to the Schedule of Investments for each respective Portfolio.

5. Subsequent Event

The Board of Trustees of the PIMCO Variable Insurance Trust (the “Trust”) have approved liquidation for the PIMCO Small Cap StocksPLUS® TR Portfolio (the “Portfolio”) pursuant to which the Portfolio will be liquidated on or about November 20, 2009. Effective October 1, 2009, the Portfolio will no longer accept most new investment or most existing investment (except through reinvested dividends) or be eligible for most exchanges from other portfolios of the Trust.

GLOSSARY: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
ABN	ABN AMRO Bank, N.V.	CITI	Citigroup, Inc.	MSC	Morgan Stanley
AIG	AIG International, Inc.	CSFB	Credit Suisse First Boston	RBC	Royal Bank of Canada
BCLY	Barclays Bank PLC	DUB	Deutsche Bank AG	RBS	Royal Bank of Scotland Group PLC
BNP	BNP Paribas Bank	GSC	Goldman Sachs & Co.	SOG	Societe Generale
BOA	Bank of America	HSBC	HSBC Bank USA	SSB	State Street Bank and Trust Co.
BSN	Bank of Nova Scotia	JPM	JPMorgan Chase & Co.	UBS	UBS Warburg LLC
CBA	Commonwealth Bank of Australia	MLP	Merrill Lynch & Co., Inc.	WAC	Wachovia Bank N.A.

Currency Abbreviations:
AED	UAE Dirham	HKD	Hong Kong Dollar	PLN	Polish Zloty
ARS	Argentine Peso	HUF	Hungarian Forint	RON	Romanian New Leu
AUD	Australian Dollar	IDR	Indonesian Rupiah	RUB	Russian Ruble
BRL	Brazilian Real	ILS	Israeli Shekel	SAR	Saudi Riyal
CAD	Canadian Dollar	INR	Indian Rupee	SEK	Swedish Krona
CHF	Swiss Franc	JPY	Japanese Yen	SGD	Singapore Dollar
CLP	Chilean Peso	KRW	South Korean Won	THB	Thai Baht
CNY	Chinese Renminbi	KWD	Kuwaiti Dinar	TRY	Turkish New Lira
COP	Colombian Peso	MXN	Mexican Peso	TWD	Taiwanese Dollar
CZK	Czech Koruna	MYR	Malaysian Ringgit	UAH	Ukrainian Hryvnia
DKK	Danish Krone	NOK	Norwegian Krone	USD	United States Dollar
EGP	Egyptian Pound	NZD	New Zealand Dollar	UYU	Uruguayan Peso
EUR	Euro	PEN	Peruvian New Sol	ZAR	South African Rand
GBP	British Pound	PHP	Philippine Peso

Exchange Abbreviations:
AMEX	American Stock Exchange	ICE	IntercontinentalExchange®	NYBEX	New York Board of Trade
CBOE	Chicago Board Options Exchange	ICEX	Iceland Stock Exchange	NYMEX	New York Mercantile Exchange
CBOT	Chicago Board of Trade	KCBT	Kansas City Board of Trade	NYFE	New York Futures Exchange
CME	Chicago Mercantile Exchange	LIFFE	London International Financial Futures Exchange	NYSE	New York Stock Exchange
FTSE	Financial Times Stock Exchange	LMEX	London Metal Exchange	OTC	Over-the-Counter

Index Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	DJAIGTR	Dow Jones-AIG Total Return Commodity Index	eRAFI	enhanced Research Affiliates Fundamental Index
BCC2GO1P	Barclays Capital Gas Oil 1M Deferred S2 Excess Return Index	DJAIHGTR	Dow Jones-AIG Copper Total Return Sub-Index	eRAFI EM	eRAFI Emerging Markets Index
BCC2LP1P	Barclays Capital Copper 1M Deferred S2 Excess Return Index	DJAIWHTR	Dow Jones-AIG Wheat Total Return Sub-Index	FRCPXTOB	France Consumer Price ex-Tobacco Index
CDX.EM	Credit Derivatives Index - Emerging Markets	DJUBHGTR	Dow Jones-UBS Copper Subindex Total Return	GSCITR	Goldman Sachs Commodity Total Return Index
CDX.HVol	Credit Derivatives Index - High Volatility	DJUBS	Dow Jones-UBS Commodity Index	HICP	Harmonized Index of Consumer Prices
CDX.HY	Credit Derivatives Index - High Yield	DJUBSAL	Dow Jones-UBS Aluminum Sub-Index	LCDX	Liquid Credit Derivative Index
CDX.IG	Credit Derivatives Index - Investment Grade	DJUBSLI	Dow Jones-UBS Livestock Sub-Index	MCDX	Municipal Bond Credit Derivative Index
CDX.NA	Credit Derivatives Index - North America	DJUBSNI	Dow Jones-UBS Nickel Sub-Index	SPGCCLP	S&P GSCI Crude Oil Index
CDX.XO	Credit Derivatives Index - Crossover	DJUBSPR	Dow Jones-UBS Precious Metals Sub-Index	SPGCCNTR	S&P GSCI Corn Index
CMBX	Commercial Mortgage-Backed Index	DJUBSTR	Dow Jones-UBS Commodity Index Total Return	SPGSBRP	S&P GSCI Brent Crude Index Excess Return Index
CPI	Consumer Price Index	DJUBSZS	Dow Jones-UBS Zinc Sub-Index	TUCPI	Turkey Consumer Price Index
CPTFEMU	Eurozone HICP ex-Tobacco Index	DWRTT	Dow Jones Wilshire REIT Total Return Index	UKRPI	United Kingdom Retail Price Index
DJAIGCI	Dow Jones-AIG Commodity Index	EAFE	Europe, Australasia, and Far East Stock Index	USSP	USD Swap Spread

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.	FNMA	Federal National Mortgage Association	NPFGC	National Public Finance Guarantee Corporation
AGC	Assured Guaranty Corp.	FSA	Financial Security Assurance, Inc.	PSF	Public School Fund
AMBAC	American Municipal Bond Assurance Corp.	GNMA	Government National Mortgage Association	Q-SBLF	Qualified School Bond Loan Fund
BHAC	Berkshire Hathaway Assurance Corporation	GTD	Guaranteed	Radian	Radian Guaranty, Inc.
CM	California Mortgage Insurance	HUD	U.S. Department of Housing and Urban Development	ST	State
CR	Custodial Receipts	ICR	Insured Custodial Receipts	VA	Department of Veterans Affairs
FGIC	Financial Guaranty Insurance Co.	IBC	Insured Bond Certificate	XLCA	XL Capital Assurance
FHA	Federal Housing Administration	MAIA	Michigan Association of Insurance Agents
FHLMC	Federal Home Loan Mortgage Corporation	MBIA	Municipal Bond Investors Assurance

Other Abbreviations:
ABS	Asset-Backed Security	HIBOR	Hong Kong Interbank Offered Rate	PRIBOR	Prague Interbank Offered Rate
BRIBOR	Brastislava Interbank Offered Rate	ISDA	International Swaps and Derivatives Association, Inc.	REIT	Real Estate Investment Trust
CDI	Brazil Interbank Deposit Rate	JIBOR	Johannesburg Interbank Offered Rate	SIFMA	Securities Industry and Financial Markets Association
CLO	Collateralized Loan Obligation	JSC	Joint Stock Company	SPDR	Standard & Poor’s Depository Receipts
CMBS	Collateralized Mortgage-Backed Security	KLIBOR	Kuala Lumpur Interbank Offered Rate	STIBOR	Stockholm Interbank Offered Rate
CMM	Constant Maturity Mortgage Rate	LIBOR	London Interbank Offered Rate	THBFIX	Thai Baht Floating-Rate Fix
CMO	Collateralized Mortgage Obligation	MBS	Mortgage-Backed Security	TIIE	Tasa de Interés Interbancaria de Equilibrio
EURIBOR	Euro Interbank Offered Rate	MSCI	Morgan Stanley Capital International	WIBOR	Warsaw Interbank Offered Rate
FFR	Federal Funds Rate	NSERO	India National Stock Exchange Interbank Offer Rate	WTI	West Texas Intermediate

Item 2. Controls and Procedures.

(a)	The principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b)	There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the 1940 Act is attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Variable Insurance Trust

By:	/s/ BRENT R. HARRIS
Brent R. Harris
President and Chairman of the Board, Principal Executive Officer

Date:	November 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ BRENT R. HARRIS
Brent R. Harris
President and Chairman of the Board, Principal Executive Officer

Date:	November 30, 2009

By:	/s/ JOHN P. HARDAWAY
John P. Hardaway
Treasurer, Principal Financial Officer

Date:	November 30, 2009